UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6652
Artio Global Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, New York	10017

(Address of principal executive offices)	(Zip code)
Anthony Williams, President, 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 297-3600
Date of fiscal year end: 10/31/2011
Date of reporting period: 04/30/2011

Item 1. Reports to Stockholders.

Semi-Annual Report

Artio Global Funds
Artio Global Equity Fund Inc.
Artio International Equity Fund
Artio International Equity Fund II
Artio Total Return Bond Fund
Artio Global High Income Fund
Artio U.S. Microcap Fund
Artio U.S. Smallcap Fund
Artio U.S. Midcap Fund
Artio U.S. Multicap Fund
April 30, 2011

Shareholder Expenses	1

Portfolio of Investments:
Artio Global Equity Fund Inc.	4
Artio International Equity Fund	14
Artio International Equity Fund II	29
Artio Total Return Bond Fund	39
Artio Global High Income Fund	62
Artio U.S. Microcap Fund	81
Artio U.S. Smallcap Fund	85
Artio U.S. Midcap Fund	90
Artio U.S. Multicap Fund	95

Statement of Assets and Liabilities	100

Statement of Operations	105

Statement of Changes in Net Assets	110

Financial Highlights	119

Notes to Financial Statements	137

Investment Advisory Agreements	190

Additional Information Page	193

SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Artio Global Equity Fund Inc. or a shareholder of Artio Global Investment Funds, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/10	Value 04/30/11	Expense Ratio	during Period
Global Equity Fund
Class A
Actual	$1,000.00	$1,137.90	1.40%	$7.42
Hypothetical	1,000.00	1,017.90	1.40	7.00

Class I

Actual	$1,000.00	$1,139.40	1.15%	$6.10
Hypothetical	1,000.00	1,019.10	1.15	5.76

Artio Global Funds ï 2011 Semi-Annual Report	1

(This page intentionally left blank.)

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/10	Value 04/30/11	Expense Ratio	during Period
International Equity Fund
Class A
Actual	$1,000.00	$1,107.80	1.32%	$6.90
Hypothetical	1,000.00	1,018.20	1.32	6.61

Class I

Actual	$1,000.00	$1,109.10	1.06%	$5.54
Hypothetical	1,000.00	1,019.50	1.06	5.31

International Equity Fund II
Class A

Actual	$1,000.00	$1,108.10	1.31%	$6.85
Hypothetical	1,000.00	1,018.30	1.31	6.56

Class I

Actual	$1,000.00	$1,109.80	1.04%	$5.44
Hypothetical	1,000.00	1,019.60	1.04	5.21

Total Return Bond Fund
Class A

Actual	$1,000.00	$1,015.20	0.69%	$3.45
Hypothetical	1,000.00	1,021.40	0.69	3.46

Class I

Actual	$1,000.00	$1,017.40	0.44%	$2.20
Hypothetical	1,000.00	1,022.60	0.44	2.21

Global High Income Fund
Class A

Actual	$1,000.00	$1,065.60	1.01%	$5.17
Hypothetical	1,000.00	1,019.80	1.01	5.06

Class I

Actual	$1,000.00	$1,066.50	0.75%	$3.84
Hypothetical	1,000.00	1,021.10	0.75	3.76

U.S. Microcap Fund
Class A

Actual	$1,000.00	$1,335.70	1.80%	$10.42
Hypothetical	1,000.00	1,015.90	1.80	9.00

Class I

Actual	$1,000.00	$1,335.70	1.50%	$8.69
Hypothetical	1,000.00	1,017.40	1.50	7.50

2	Artio Global Funds ï 2011 Semi-Annual Report

	Beginning Account	Ending Account	Annualized	Expense Paid
	Value 11/01/10	Value 04/30/11	Expense Ratio	during Period
U.S. Smallcap Fund
Class A
Actual	$1,000.00	$1,252.00	1.50%	$8.38
Hypothetical	1,000.00	1,017.40	1.50	7.50

Class I

Actual	$1,000.00	$1,253.90	1.20%	$6.71
Hypothetical	1,000.00	1,018.80	1.20	6.01

U.S. Midcap Fund
Class A

Actual	$1,000.00	$1,243.40	1.35%	$7.51
Hypothetical	1,000.00	1,018.10	1.35	6.76

Class I

Actual	$1,000.00	$1,243.90	1.05%	$5.84
Hypothetical	1,000.00	1,019.60	1.05	5.26

U.S. Multicap Fund
Class A

Actual	$1,000.00	$1,192.10	1.30%	$7.07
Hypothetical	1,000.00	1,018.30	1.30	6.51

Class I

Actual	$1,000.00	$1,194.40	1.00%	$5.44
Hypothetical	1,000.00	1,019.80	1.00	5.01

Artio Global Funds ï 2011 Semi-Annual Report	3

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—93.1%†
	United States—39.3%
29,389	Advanced Micro Devices (1)(3)	$267,440
3,648	Airgas Inc (3)	253,354
5,374	Akamai Technologies (1)	185,081
4,783	Alpha Natural Resources (1)(3)	278,227
2,847	Apple Inc (1)	991,411
16,069	Atmel Corp (1)	245,856
36,744	Brocade Communications Systems (1)	229,650
10,278	CareFusion Corp (1)	301,865
13,498	CBS Corp-Class B	340,420
13,524	Cenveo Inc (1)	87,635
2,315	Cephalon Inc (1)(3)	177,792
1,623	CF Industries Holdings	229,736
204,103	Citigroup Inc (1)	936,833
4,450	Coach Inc	266,154
18,253	Coca-Cola Enterprises	518,568
7,267	Complete Production Services (1)(3)	246,642
3,740	Covidien PLC	208,281
3,152	CSX Corp	248,031
18,757	CVR Partners (1)	359,009
8,082	CVS Caremark (3)	292,892
25,110	Dean Foods (1)(3)	280,981
3,306	Digital Realty REIT (3)	199,484
31,104	Eagle Rock Energy Partners	389,422
12,338	EMC Corp (1)(3)	349,659
2,319	Equinix Inc (1)(3)	233,430
6,625	Expedia Inc (3)	165,824
9,995	Federated Investors-Class B (3)	257,671
3,170	Freeport-McMoRan Copper & Gold	174,445
9,796	General Growth Properties REIT (3)	163,593
28,507	Global Cash Access Holdings (1)(3)	94,073
1,437	Google Inc-Class A (1)	781,872
4,975	Halliburton Co	251,138
7,300	Hasbro Inc (3)	341,932
8,360	HCA Holdings (1)(3)	274,208
6,367	Healthsouth Corp (1)(3)	163,186
3,754	Hess Corp	322,694
6,997	Hewlett-Packard Co	282,469
3,732	Hospira Inc (1)(3)	211,716
23,633	Host Hotels & Resorts REIT (3)	420,431

See Notes to Financial Statements

4	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued

2,331	Howard Hughes (1)(3)	$150,979
3,408	ITT Corp	196,948
12,921	JPMorgan Chase	589,585
5,381	Juniper Networks (1)(3)	206,254
7,470	Las Vegas Sands (1)(3)	351,165
9,531	Lennar Corp-Class A (3)	180,994
5,340	Liberty Global-Class A (1)(3)	248,310
3,852	Liberty Media Corp - Starz Series A (1)(3)	296,026
12,497	Louisiana-Pacific (1)(3)	116,222
908	MasterCard Inc-Class A	250,508
13,398	McDermott International (1)	309,360
2,520	Mosaic Co (3)	188,647
13,599	National Financial Partners (1)	218,808
7,192	National-Oilwell Varco	551,554
22,687	NCR Corp (1)(3)	449,429
3,255	Occidental Petroleum	372,014
36,783	Office Depot (1)	158,535
10,809	Oracle Corp	389,664
6,537	Oshkosh Corp (1)	206,961
16,379	Penske Automotive Group (1)(3)	368,200
2,926	Phillips-Van Heusen	206,020
2,475	Pioneer Natural Resources	253,019
6,415	Plains Exploration & Production (1)	244,027
2,958	Polo Ralph Lauren	386,818
10,125	QUALCOMM Inc	575,505
10,351	Quanta Services (1)(3)	224,410
33,613	RSC Holdings (1)(3)	442,683
8,009	SanDisk Corp (1)	393,562
4,174	Schlumberger Ltd	374,616
51,525	Sprint Nextel (1)	266,899
3,089	SPX Corp (3)	267,044
35,646	Tenet Healthcare (1)(3)	247,027
4,579	Thermo Fisher Scientific (1)(3)	274,694
5,169	UnitedHealth Group	254,470
4,530	Visteon Corp (1)(3)	305,458
11,684	Wells Fargo	340,121
3,975	Whiting Petroleum (1)	276,262
15,952	Williams Cos (3)	529,128

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	5

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued

10,197	Yahoo! Inc (1)(3)	$180,997

		23,866,028

	China—8.0%
3,669	Baidu Inc Sponsored ADR (1)	544,920
197,000	Belle International	385,499
110,000	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (1)	291,725
37,827	China Merchants Holdings International	175,314
136,000	China National Building Material-Class H	285,741
98,360	China Resources Enterprise	393,815
145,260	China Yurun Food	532,971
12,028	Ctrip.com International Sponsored ADR (1)	586,004
146,000	Dongfeng Motor Group-Class H	227,432
585,000	Geely Automobile	234,223
118,000	Golden Eagle Retail	306,864
167,000	Intime Department Store	259,285
84,000	Tingyi (Cayman Islands) Holding	223,312
99,000	Wumart Stores (1)	223,042
46,000	Zhuzhou CSR Times Electric-Class H	182,102

		4,852,249

	United Kingdom—6.7%
28,683	ARM Holdings	296,859
61,694	Barclays PLC	290,494
20,407	BG Group	521,971
7,814	BHP Billiton	329,027
51,723	Cairn Energy (1)	389,860
429,998	Lloyds Banking (1)	424,950
8,846	Rio Tinto	643,305
10,210	Smith & Nephew	111,971
152,763	Vodafone Group	437,239
23,731	Xstrata PLC	602,242

		4,047,918

	Japan—6.0%
4,500	Aisin Seiki	158,005
13,000	Asahi Glass	164,383
3,800	Canon Inc	177,964
2,150	Fanuc Ltd	356,390

See Notes to Financial Statements

6	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued

5,790	Honda Motor	$227,632
51,000	Isuzu Motors	217,476
11,790	Komatsu Ltd	412,664
8,200	Mitsubishi Corp	220,209
6,600	Mitsui Co	116,480
16,000	Nissan Motor	152,625
1,000	SMC Corp	181,785
6,700	Softbank Corp	279,924
10,240	Suzuki Motor	242,055
8,800	Toyota Motor	350,308
9,270	Unicharm Corp	366,733

		3,624,633

	Canada—4.4%
6,972	Barrick Gold	355,048
6,115	Cenovus Energy	234,456
1,434	First Quantum Minerals	203,769
5,229	Goldcorp Inc	291,935
22,088	Ivanhoe Mines (1)	577,545
3,782	Pan American Silver	136,038
3,783	Potash Corp of Saskatchewan	213,101
9,137	Silver Wheaton	371,018
6,448	Suncor Energy	296,356

		2,679,266

	France—4.0%
5,228	BNP Paribas	414,417
5,980	CFAO SA	240,873
6,166	Essilor International	517,038
78,000	L’ Occitane International (1)	186,977
1,823	LVMH	327,933
2,148	Schneider Electric	380,182
3,342	Technip SA	377,616

		2,445,036

	Russia—3.9%
21,528	Gazprom OAO Sponsored ADR	363,177
953,498	IDGC Holding (1)	143,025
1,581	NovaTek OAO Sponsored GDR	222,130
20,438	O’Key Group Sponsored GDR (1)	214,599

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued

9,613	Pharmstandard Sponsored GDR (1)	$247,535
18,871	Rosneft Oil Sponsored GDR	168,424
186,752	Sberbank of Russian Federation	681,846
54,465	VTB Bank Sponsored GDR	352,388

		2,393,124

	Germany—3.7%
1,745	Allianz SE	275,198
5,391	Daimler AG	417,420
5,255	Fraport AG	421,235
3,446	Fresenius SE	362,271
3,048	HeidelbergCement AG	233,472
1,820	MAN SE (1)	254,057
1,818	Siemens AG	264,918

		2,228,571

	Switzerland—3.0%
4,060	Dufry Group (1)	528,742
6,457	Nobel Biocare (1)	142,828
721	Swatch Group	353,256
2,980	Swiss Reinsurance (1)	176,889
982	Syngenta AG	346,123
12,651	UBS AG (1)	251,869

		1,799,707

	Netherlands—2.9%
33,251	ING Groep Dutch Certificate (1)	439,048
9,508	LyondellBasell Industries-Class A (1)	423,106
26,499	NXP Semiconductors (1)(3)	885,066

		1,747,220

	Hong Kong—2.4%
202,000	Hang Lung Properties	898,489
9,300	Hong Kong Exchanges & Clearing	212,158
48,000	Li & Fung	245,945
80,000	United Laboratories International	134,301

		1,490,893

	Brazil—1.4%
18,769	All America Latina Logistica (Unit)	155,126
16,313	Diagnosticos da America	218,316

See Notes to Financial Statements

8	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Brazil—Continued

4,394	Embraer SA ADR	$142,717
24,941	Hypermarcas SA (1)	334,576

		850,735

	South Korea—1.4%
7,812	Celltrion Inc	267,532
2,482	Hyundai Motor	570,907

		838,439

	Australia—1.3%
17,580	Newcrest Mining	797,443

	Denmark—0.8%
3,956	Novo Nordisk-Class B	500,929

	Sweden—0.8%
5,459	Elekta AB-Class B	249,429
12,431	Volvo AB-Class B	244,602

		494,031

	Italy—0.8%
9,022	Buzzi Unicem	139,874
22,453	Fiat SpA (1)	334,112

		473,986

	South Africa—0.5%
19,337	Shoprite Holdings	303,829

	Austria—0.5%
5,812	Erste Group Bank	294,206

	Israel—0.5%
6,222	Teva Pharmaceutical Industries Sponsored ADR	284,532

	India—0.3%
1,207	HDFC Bank ADR	207,725

	Finland—0.3%
14,427	Stora Enso-Class R	174,121

	Czech Republic—0.2%
461	Komercni Banka	121,663

	TOTAL COMMON STOCKS (Cost $49,279,282)	56,516,284

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	9

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Share	Fair
Amount	Description	Value (Note 2)
EQUITY LINKED NOTES—5.7%
India—2.4%
23,825	Adani Enterprises, Issued by CLSA, Expires 12/29/2014	$347,638
7,550	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	219,593
64,356	ITC Ltd, Issued by CLSA, Expires 05/05/2015	279,266
12,907	JSW Steel, Issued by Citigroup Global Markets, Expires 10/24/2012	275,177
8,886	Larsen & Toubro, Issued by CLSA, Expires 04/11/2016 (9)	327,215

1,448,889

Taiwan—1.9%
25,948	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	1,176,041

United States—1.4%
14,097	Hartford Financial Services Group, Issued by Hartford Financial, Expires 06/26/2019	285,324
16,735	JPMorgan Chase, Issued by JP Morgan Chase & Co, Expires 10/28/2018	277,801
17,753	PNC Financial Services Group, Issued by PNC Financial, Expires 12/31/2018	252,270

815,395

TOTAL EQUITY LINKED NOTES (Cost $2,815,249)	3,440,325

PREFERRED STOCKS—0.4%
Germany—0.4%
1,378	Volkswagen AG 1.776%	271,906

Philippines—0.0%
56,604	Ayala Land 0.000% (4)(12)	132

TOTAL PREFERRED STOCKS (Cost $205,107)	272,038

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—15.5%
United States—15.5%
9,400,672	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $9,400,672)	9,400,672

See Notes to Financial Statements

10	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

Face			Fair
Value	Currency	Description	Value (Note 2)
REPURCHASE AGREEMENT—1.0%
	United States—1.0%
594,039	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/29/2011 due 05/02/2011, with a maturity value of $594,039 and an effective yield of 0.01%, collateralized by Federal National Mortgage Association, with a rate of 4.125%, a maturity of 04/15/2014 and an aggregate fair value of $609,000. (Cost $594,039)	$594,039

		TOTAL INVESTMENTS—115.7% (Cost $62,294,349)	70,223,358
		OTHER ASSETS AND LIABILITIES—(15.7)%	(9,518,773)

		TOTAL NET ASSETS—100.0%	$60,704,585

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $62,465,737.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	11

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
06/15/11	Credit Suisse	EUR	440,459	652,703	613,676	$(39,027)

Glossary of Currencies

EUR	— Euro
USD	— United States Dollar

See Notes to Financial Statements

12	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio Global Equity Fund Inc.

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Consumer Discretionary	16.7%	$10,107,223
Financials	15.4	9,353,965
Information Technology	15.1	9,187,710
Materials	12.7	7,719,498
Energy	11.5	6,972,093
Industrials	11.0	6,646,566
Health Care	8.5	5,149,921
Consumer Staples	6.5	3,964,584
Telecommunication Services	1.6	984,062
Utilities	0.2	143,025
Short-term Investments	16.5	9,994,711

Total Investments	115.7	70,223,358
Other Assets and Liabilities (Net)	(15.7)	(9,518,773)

Net Assets	100.0%	$60,704,585

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	13

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—95.3%†
	United Kingdom—14.3%
991,736	AMEC PLC	$19,850,005
4,070,528	ARM Holdings	42,128,483
4,643,579	Barclays PLC	21,864,875
7,409,748	BG Group	189,526,745
4,090,789	BHP Billiton	172,252,582
836,451	Burberry Group	18,067,313
5,160,752	Cairn Energy (1)	38,899,016
4,273,456	Compass Group	41,662,664
1,605,557	Diageo PLC	32,617,923
3,036,681	Hikma Pharmaceuticals	39,785,851
5,498,738	HSBC Holdings	60,110,833
92,557,887	Lloyds Banking (1)	91,471,346
879,476	Premier Oil (1)	29,338,457
572,614	Reckitt Benckiser	31,747,261
1,306,579	Rio Tinto	95,017,904
2,340,532	Rolls-Royce Group (1)	25,043,471
224,691,072	Rolls-Royce Group-Class C (1)(4)	374,774
2,072,471	Royal Dutch Shell-Class A (3)	80,283,717
994,556	Shire PLC	30,689,107
2,119,475	Smith & Nephew	23,243,811
23,782,176	Vodafone Group	68,069,437
2,254,358	WPP PLC	29,385,640
5,021,904	Xstrata PLC	127,445,248

		1,308,876,463

	China—8.3%
3,660,000	Anhui Conch Cement-Class H (3)	17,221,922
740,686	Baidu Inc Sponsored ADR (1)	110,006,685
36,634,325	Belle International	71,687,747
18,267,000	Boshiwa International Holding (1)	11,852,526
16,809,400	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (1)	44,579,232
12,168,700	China Construction Bank-Class H	11,514,489
7,199,204	China Merchants Holdings International (3)	33,365,691
12,892,000	China National Building Material-Class H (3)	27,086,544
16,108,000	China Resources Enterprise	64,493,383
18,186,000	China Yurun Food (3)	66,726,016
1,698,041	Ctrip.com International Sponsored ADR (1)	82,728,558
19,998,000	Dongfeng Motor Group-Class H (3)	31,151,939
70,460,000	Geely Automobile (3)	28,210,850

See Notes to Financial Statements

14	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	China—Continued

12,817,012	Golden Eagle Retail (3)	$33,331,227
24,449,000	Intime Department Store (3)	37,959,594
6,584,558	Lianhua Supermarket-Class H	26,787,171
9,049,856	Tingyi (Cayman Islands) Holding (3)	24,058,850
11,929,000	Wumart Stores (1)(3)	26,875,418
2,356,000	Zhuzhou CSR Times Electric-Class H (3)	9,326,819

		758,964,661

	Japan—7.7%
468,827	Aisin Seiki	16,461,525
2,192,000	Asahi Glass	27,717,427
484,773	Canon Inc	22,703,197
106,200	Daikin Industries	3,358,506
349,906	Denso Corp	11,669,283
370,200	Fanuc Ltd	61,365,418
1,178,252	Honda Motor	46,322,700
6,419,000	Isuzu Motors	27,372,122
2,474,497	ITOCHU Corp	25,586,677
4,142	KDDI Corp	27,463,594
2,353,600	Komatsu Ltd	82,378,901
1,134,397	Mitsubishi Corp	30,464,026
3,040,000	Mitsubishi Electric	33,382,302
527,500	Mitsui Co	9,309,588
69,201	Nidec Corp (3)	6,004,129
3,026,200	Nissan Motor (3)	28,867,128
155,400	Nitto Denko	8,244,972
1,600	Sawai Pharmaceutical (3)	142,963
160,600	SMC Corp	29,194,602
1,091,800	Softbank Corp	45,615,011
1,335,000	Suzuki Motor	31,556,939
144,950	Towa Pharmaceutical (3)	7,520,822
1,591,889	Toyota Motor	63,369,503
1,581,700	Unicharm Corp (3)	62,574,032

		708,645,367

	Russia—7.5%
656,887	Alfa Cement (1)(4)(10)(12)	44,543,474
53,536,950	Chelindbank OJSC (4)(10)	6,959,804
337,701	Cherkizovo Group (1)	9,884,744
314,155	Cherkizovo Group Sponsored GDR (1)	6,157,438

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	15

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued

3,205,724	Gazprom OAO Sponsored ADR	$54,080,564
547,651	Kuban Trunk Grid (1)(4)	72,290
538,651	Kubanenergo OAO (1)	2,558,914
46,329	Magnit OJSC	6,254,415
879,623	NovaTek OAO	11,497,065
103,017	NovaTek OAO Sponsored GDR	14,473,888
117,568	Novorossiysk Sea Trade Port Sponsored GDR (1)	1,105,139
1,640,538	O’Key Group Sponsored GDR (1)	17,225,649
670,892	Pharmstandard (1)	58,579,136
465,574	Pharmstandard Sponsored GDR (1)	11,988,531
2,439,084	Protek (1)	3,391,044
8,393,165	Rosneft Oil Sponsored GDR	74,908,998
7,806,100	RTS Stock Exchange-BRD (1)(4)	52,300,870
41,442,335	Sberbank of Russian Federation	151,309,073
817,203	Sibirskiy Cement (1)(4)	20,675,236
452,896	Veropharm (1)(4)	20,150,402
17,582,922	VTB Bank Sponsored GDR	113,761,505
77,297	X 5 Retail Sponsored GDR (1)	2,724,719

		684,602,898

	Germany—6.8%
258,041	Allianz SE (3)	40,694,797
120,043	Bilfinger Berger	11,581,572
163,511	Brenntag AG (1)	20,134,552
195,431	Commerzbank AG (1)	1,226,452
1,114,643	Daimler AG (3)	86,305,803
2,620,731	Fraport AG (3)	210,074,975
944,646	Fresenius SE	99,308,665
614,473	HeidelbergCement AG (3)	47,067,577
124,603	Henkel AG	7,085,724
524,418	MAN SE (1)	73,204,532
519,842	Marseille-Kliniken AG (1)	2,119,361
149,356	Siemens AG	21,764,040

		620,568,050

	France—6.0%
133,462	Aeroports de Paris	12,810,876
1,089,623	BNP Paribas	86,373,067
685,764	CFAO SA	27,622,401
579,811	Danone SA	42,541,575

See Notes to Financial Statements

16	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	France—Continued

1,075,777	Essilor International (3)	$90,207,223
661,226	Eutelsat Communications	28,571,482
109,545	Iliad SA (3)	14,105,197
12,011,752	L’ Occitane International (1)(3)	28,793,813
480,035	LVMH	86,351,832
116,667	PPR	20,900,279
289,189	Schneider Electric (3)	51,184,577
1,023,513	SES SA FDR	26,922,724
333,845	Technip SA (3)	37,721,480

		554,106,526

	Canada—5.9%
2,042,578	Barrick Gold	104,017,884
905,716	Cenovus Energy (3)	34,726,193
15,705	First Quantum Minerals	2,231,654
881,536	Goldcorp Inc	49,137,839
2,969,815	Ivanhoe Mines (1)	77,653,064
618,833	Pan American Silver (3)	22,259,335
1,860,904	Potash Corp of Saskatchewan (3)	104,827,232
244,872	Silver Wheaton	9,935,788
3,061,190	Suncor Energy	140,695,048

		545,484,037

	Hong Kong—4.3%
41,052,000	Hang Lung Properties	182,597,791
1,181,200	Hong Kong Exchanges & Clearing (3)	26,946,372
15,940,000	Li & Fung	81,674,134
17,214,000	Sands China (1)(3)	48,311,602
12,936,000	Trinity Ltd	14,122,416
9,868,000	United Laboratories International (3)	16,566,085
7,356,800	Wynn Macau	26,329,759

		396,548,159

	India—4.0%
4,778,752	Adani Enterprises	67,874,166
176,225	Agre Developers (1)	231,167
530,759	HDFC Bank	27,549,291
1,109,506	Housing Development Finance	17,766,148
10,194,995	ITC Ltd	44,363,158
4,610,502	Jain Irrigation Systems	19,061,399

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	India—Continued

2,038,076	JSW Steel	$43,467,278
781,460	Larsen & Toubro	28,191,945
883,017	Mahindra & Mahindra	15,197,918
7,648,955	Mundra Port & Special Economic Zone	24,850,670
3,629,376	Pantaloon Retail India	27,364,584
1,159,068	Reliance Capital	14,706,257
587,455	State Bank of India	37,308,010

		367,931,991

	Switzerland—3.9%
512,322	Dufry Group (1)	66,720,730
136,505	Flughafen Zuerich	59,886,470
1,494,567	Nobel Biocare (1)	33,059,626
102,005	Novartis AG	6,031,385
85,562	Swatch Group	41,921,390
491,532	Swiss Reinsurance (1)	29,176,665
265,546	Syngenta AG	93,596,212
1,417,095	UBS AG (1)	28,212,992

		358,605,470

	Australia—2.2%
7,782,270	Asciano Group	14,052,276
22,620,905	MAp Group	73,027,838
2,462,860	Newcrest Mining	111,717,372

		198,797,486

	Denmark—1.9%
456,011	Carlsberg AS-Class B (3)	54,249,764
955,791	Novo Nordisk-Class B (3)	121,027,120
726,577	TK Development (1)	3,367,898

		178,644,782

	Italy—1.8%
1,602,627	Buzzi Unicem (3)	24,846,525
3,593,900	Enel SpA	25,667,820
2,794,955	Fiat SpA (1)	41,590,358
1,254,888	Saipem SpA	71,360,961

		163,465,664

	Romania—1.7%
768,203	Antibiotice (1)	163,135

See Notes to Financial Statements

18	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Romania—Continued

16,415,074	BRD-Groupe Societe Generale	$89,611,715
14,619,597	Cemacon SA (1)(10)	510,784
7,691,800	Compa Sibiu (1)	1,503,256
15,345,894	Concefa SA (1)	771,288
8,433,817	Condmag SA (1)	1,166,376
40,338,000	Dafora SA (1)	1,908,484
16,912,495	Impact Developer & Contractor (1)(10)	2,462,058
318,833,057	OMV Petrom (1)	51,055,991
6,887,600	Spicul Buzau	701,870
11,918,318	Zentiva SA (1)	6,506,342

		156,361,299

	Netherlands—1.6%
160,281	ASML Holding (3)	6,647,501
383,921	Heineken NV (3)	23,019,790
7,168,236	ING Groep Dutch Certificate (1)	94,649,693
693,850	Koninklijke Philips Electronics	20,608,509
123,913	Koninklijke Ten Cate (3)	5,744,918

		150,670,411

	Brazil—1.6%
1,755,004	All America Latina Logistica (Unit)	14,505,087
2,212,340	Diagnosticos da America	29,607,577
640,105	Embraer SA ADR	20,790,610
6,136,359	Hypermarcas SA (1)	82,317,487

		147,220,761

	Austria—1.5%
1,810,786	Erste Group Bank (3)	91,662,787
784,046	Flughafen Wien (3)	49,436,462

		141,099,249

	Ireland—1.5%
2,284,862	CRH PLC	55,965,960
8,292,877	Dragon Oil	76,906,545

		132,872,505

	Taiwan—1.3%
2,665,000	HTC Corp	120,973,515

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Finland—1.3%
706,969	Fortum Oyj	$24,396,470
675,054	Olvi Oyj-Class A	18,197,442
3,240,226	Stora Enso-Class R (3)	39,106,574
1,683,860	UPM-Kymmene Oyj	34,574,744

		116,275,230

	Sweden—1.2%
848,932	Atlas Copco-Class A (3)	24,985,987
621,054	Elekta AB-Class B	28,376,791
3,028,154	Volvo AB-Class B (3)	59,584,409

		112,947,187

	South Korea—1.2%
1,898,161	Celltrion Inc (3)	65,004,907
189,715	Hyundai Motor	43,638,079

		108,642,986

	Bulgaria—1.0%
301,290	Bulgarian American Credit Bank (1)(4)	1,805,569
1,276,434	Central Cooperative Bank (1)	1,551,183
10,693,367	Chimimport AD (1)(10)	27,782,880
354,861	DZI Insurance (4)(10)(12)	24,001,067
4,078,860	LEV INS (4)(10)(12)	4,672,163
806,010	Sopharma AD (1)	2,744,072
1,397,011	Sparki Eltos Lovetch (1)(10)	1,395,686
11,652,801	Vivacom (1)(4)(12)	30,938,596

		94,891,216

	Ukraine—1.0%
214,485	Anthousa Ltd Sponsored GDR (1)(4)(9)	2,316,569
8,916,599	Bank Forum (1)	5,414,848
76,611,005	Bohdan Automobile Plant (1)	2,691,478
2,852,650	Centrenergo (1)	5,808,024
178,305	Centrenergo Sponsored ADR	3,630,308
1,237,519	Chernivtsioblenergo (1)(4)	372,653
5,006,914	Davento PLC GDR (4)(9)(10)	4,828,368
22,500	Dniproenergo (1)(4)	3,074,341
8,989,691	Dragon-Ukrainian Properties & Development (1)(10)	9,540,164
7,562,990	Harkivoblenergo (1)(4)	2,087,651
10,700	Ivano Frankivskcement (4)	201,380
902,412	Khmelnitskoblenergo JSC (1)(4)	252,211

See Notes to Financial Statements

20	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—Continued

2,750,000	Kirovogradoblenergo (1)(4)	$629,705
240,262	Korukivskas Technical Papers Factory (1)(4)	1,778,602
3,228,131	Krymenergo (1)(4)	1,144,225
115,161	Kyivmedpreparat (1)(4)	462,378
189,156	Lvivoblenergo (1)(4)	61,707
267,596	Odessaoblenergo (1)(4)	75,545
5,542,248	Oranta (1)(4)	2,086,166
488,244	Poltavaoblenergo (1)(4)	207,979
174,543,980	Raiffeisen Bank Aval (1)	8,681,209
75,228	Retail Group (1)(4)(12)	5,539,877
21,017	Rodovid Bank (1)(4)(12)	182
8,375,303	Slavutich Brewery (1)(4)	3,441,546
641,180	Ternopiloblenergo (1)(4)	201,123
2,636,403	Tsukrovyy soyz Ukrros (1)(4)	1,240,466
1,153,346,022	Ukrinbank (1)(4)(10)	1,447,109
12,880	Ukrnafta (4)	1,435,062
8,685	Ukrnafta Sponsored ADR (4)	5,805,982
124,035,914	Ukrsotsbank JSCB (1)	8,559,568
65,728	Vinnitsaoblenergo (1)(4)	849,433
4,114,636	Volynoblenergo (1)(4)	167,786
4,799,516	Zakarpattyaoblenergo (1)(4)	1,385,055
19,471	Zakhidenergo (1)(4)	901,480
595,792	Zakhidenergo GDR (1)(4)	6,896,086
400,000	Zhytomyroblenergo (1)(4)	99,824

		93,316,090

	Czech Republic—0.8%
267,448	Komercni Banka	70,582,328

	South Africa—0.6%
3,739,039	Shoprite Holdings	58,748,867

	Nigeria—0.6%
4,828,157	Guinness Nigeria	6,509,348
5,339,119	Nestle Foods Nigeria	13,333,815
33,479,541	Nigerian Breweries	18,702,215
8,591,659	PZ Cussons Nigeria	1,772,221
62,502,360	Unilever Nigeria	10,831,318

		51,148,917

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Georgia—0.5%
2,466,387	Bank of Georgia Sponsored GDR (1)(10)	$47,601,269

	Poland—0.5%
660,666	Dom Development	11,418,980
111,400	PBG SA	6,891,588
6,637,208	Polimex Mostostal	8,737,780
1,004,003	Polska Grupa Farmaceutyczna (1)(10)	20,261,849

		47,310,197

	Greece—0.5%
1,623,821	Coca-Cola Hellenic Bottling	44,953,830

	Norway—0.5%
1,319,998	Austevoll Seafood (3)	10,153,734
2,056,407	Copeinca ASA (3)	19,822,020
10,388,353	Marine Harvest	13,741,286

		43,717,040

	Mexico—0.4%
7,038,418	Genomma Lab Internacional-Class B (1)	17,577,735
4,675,149	Grupo Financiero Banorte	23,310,880

		40,888,615

	Serbia—0.4%
127,292	AIK Banka AD (1)	7,057,586
48,500	Energoprojekt Holding (1)	686,424
78,573	Imlek ad (1)(4)	2,300,587
415,050	Komercijalna Banka (1)(4)	20,202,374
81,118	Privredna Banka (1)(4)	609,873
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	2,885,493
16,667	Univerzal Banka (1)(4)	1,165,092

		34,907,429

	Israel—0.3%
602,849	Teva Pharmaceutical Industries Sponsored ADR	27,568,285

	Lebanon—0.2%
278,581	SOLIDERE-Class A	5,089,675
752,109	SOLIDERE Sponsored GDR (9)	13,778,637

		18,868,312

	Venezuela—0.2%
38,451	Banco Provincial (4)	126,299

See Notes to Financial Statements

22	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Venezuela—Continued

156	Banco Venezolano de Credito (4)	$58,383
15,843,815	Cemex Venezuela SACA-I (1)(4)	1,403,332
2,797,674	Mercantil Servicios Financieros-Class B (4)	11,342,865
2,847,910	Siderurgica Venezolana Sivensa (4)(10)	2,735,642

		15,666,521

	Portugal—0.2%
855,044	Jeronimo Martins	14,055,462

	Zambia—0.1%
9,363,990	Zambeef Products (10)	7,095,138

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	464,796

	Croatia—0.0%
10,188	FIMA Validus (1)	23,096

	TOTAL COMMON STOCKS (Cost $7,172,791,957)	8,744,112,105

EQUITY LINKED NOTES—2.7%
	Taiwan—1.6%
3,314,332	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	150,215,469

	India—0.6%
11,142	Agre Developers, Issued by Merrill Lynch International, Expires 09/17/2015 (1)(9)	14,628
758,256	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	22,054,028
927,665	Larsen & Toubro, Issued by CLSA, Expires 04/11/2016 (9)	34,159,965
222,850	Pantaloon Retail, Issued by Merrill Lynch International, Expires 01/29/2015 (9)	1,383,007

		57,611,628

	Serbia—0.2%
1	AIK Banka, KomerciJalna Banka, Univerzal Banka, Issued by UnicreditoSerbian Banking, Expires 12/31/2040 (1)	16,432,303

	Ireland—0.2%
2,950,960	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	15,301,268

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	23

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share		Fair
Amount	Description	Value (Note 2)
EQUITY LINKED NOTES—Continued

	Ukraine—0.1%
1,016	Laona Investments, Issued by HypoVereinsbank AG, Expires 11/11/2011 (1)(4)	$5,584,840
234	Laona Investments, Issued by HypoVereinsbank AG, Expires 04/22/2012 (1)(4)	1,286,272

		6,871,112

	TOTAL EQUITY LINKED NOTES (Cost $120,787,369)	246,431,780

PREFERRED STOCKS—1.3%
	Germany—1.0%
323,760	Henkel AG 1.570%	22,085,593
362,336	Volkswagen AG 0.000% (3)	71,495,719

		93,581,312

	Bulgaria—0.2%
6,416,021	Chimimport AD 9.000% (10)	16,796,274

	Russia—0.1%
3,611,690	TNK-BP Holding 11.780%	10,365,550

	Philippines—0.0%
11,528,247	Ayala Land 0.000% (4)(12)	26,929

	TOTAL PREFERRED STOCKS (Cost $67,314,890)	120,770,065

EXCHANGE-TRADED FUNDS—0.7%
	Multinational—0.4%
559,615	Market Vectors Gold Miners ETF (3)	34,785,668

	Australia—0.1%
6,527,159	Australian Infrastructure Fund	13,500,270

	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad	1,846,134
3,406,316	SIF 2 Moldova Bacau	1,747,973
9,533,500	SIF 3 Transilvania Brasov	2,015,855
4,871,855	SIF 4 Muntenia Bucuresti	1,515,972

See Notes to Financial Statements

24	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund

Share	Fair
Amount	Description	Value (Note 2)
EXCHANGE-TRADED FUNDS—Continued
Romania—Continued

4,143,975	SIF 5 Oltenia Craiova	$2,367,813

9,493,747

Sweden—0.1%
1,485,000	NAXS Nordic Access Buyout Fund (1)(4)(10)	7,391,247

Russia—0.0%
92,634	Renaissance Pre-IPO Fund (1)(4)	1,389,510

TOTAL EXCHANGE-TRADED FUNDS (Cost $66,455,692)	66,560,442

FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
Bulgaria—0.1%
12,071,674	Bulgaria Compensation Notes (1)	2,289,337
29,663,486	Bulgaria Compensation Vouchers (1)	6,750,651
3,842,865	Bulgaria Housing Compensation Notes (1)	667,564

TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)	9,707,552

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—8.9%
United States—8.9%
818,956,889	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $818,956,889)	818,956,889

TOTAL INVESTMENTS—109.0% (Cost $8,266,017,148)	10,006,538,833
OTHER ASSETS AND LIABILITIES—(9.0)%	(824,336,927)

TOTAL NET ASSETS—100.0%	$9,182,201,906

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $8,424,900,427.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	25

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2011

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/15/11	JPMorgan Chase Bank N.A.	JPY	7,732,713,499	95,317,721	94,531,950	$785,771

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
06/15/11	Credit Suisse	EUR	145,218,818	215,195,413	202,328,297	$(12,867,116)
06/15/11	Deutsche Bank	EUR	72,065,639	106,791,911	100,424,910	(6,367,001)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(19,234,117)

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements

26	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio International Equity Fund

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Financials	17.7%	$1,624,346,648
Industrials	16.7	1,537,253,394
Consumer Discretionary	15.0	1,376,643,562
Materials	14.3	1,308,888,238
Energy	10.3	944,839,751
Consumer Staples	9.9	907,247,721
Health Care	8.4	768,955,315
Information Technology	4.9	452,674,850
Telecommunication Services	2.0	186,191,835
Utilities	0.9	80,540,630
Short-term Investment	8.9	818,956,889

Total Investments	109.0	10,006,538,833
Other Assets and Liabilities (Net)	(9.0)	(824,336,927)

Net Assets	100.0%	$9,182,201,906

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	27

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—95.8%†
	United Kingdom—14.8%
919,821	AMEC PLC	$18,410,596
4,297,730	ARM Holdings	44,479,941
4,623,274	Barclays PLC	21,769,266
7,279,034	BG Group	186,183,338
3,902,697	BHP Billiton	164,332,512
1,350,749	Burberry Group	29,176,132
4,695,798	Cairn Energy (1)	35,394,439
4,061,441	Compass Group	39,595,693
1,445,482	Diageo PLC	29,365,896
2,119,991	Hikma Pharmaceuticals	27,775,603
5,301,499	HSBC Holdings	57,954,666
87,980,855	Lloyds Banking (1)	86,948,044
810,819	Premier Oil (1)	27,048,127
513,931	Reckitt Benckiser	28,493,718
1,202,548	Rio Tinto	87,452,493
2,300,293	Rolls-Royce Group (1)	24,612,918
220,828,128	Rolls-Royce Group-Class C (1)(4)	368,331
2,072,975	Royal Dutch Shell-Class A (3)	80,303,241
1,207,369	Shire PLC	37,255,898
2,214,918	Smith & Nephew	24,290,513
23,786,701	Vodafone Group	68,082,388
1,951,388	WPP PLC	25,436,415
4,681,109	Xstrata PLC	118,796,596

		1,263,526,764

	Japan—7.9%
425,148	Aisin Seiki	14,927,861
2,115,000	Asahi Glass	26,743,776
679,764	Canon Inc	31,835,139
94,100	Daikin Industries (3)	2,975,852
307,149	Denso Corp	10,243,347
333,040	Fanuc Ltd	55,205,669
1,144,432	Honda Motor	44,993,075
6,343,000	Isuzu Motors	27,048,041
2,207,188	ITOCHU Corp	22,822,661
3,931	KDDI Corp	26,064,555
2,204,730	Komatsu Ltd	77,168,267
1,039,838	Mitsubishi Corp	27,924,661
2,830,000	Mitsubishi Electric	31,076,288
490,500	Mitsui Co	8,656,594

See Notes to Financial Statements

28	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued

52,304	Nidec Corp (3)	$4,538,084
2,754,000	Nissan Motor (3)	26,270,594
144,500	Nitto Denko	7,666,656
161,700	SMC Corp	29,394,565
973,800	Softbank Corp (3)	40,685,014
1,357,100	Suzuki Motor	32,079,342
1,838,194	Toyota Motor	73,174,348
1,417,200	Unicharm Corp (3)	56,066,207

		677,560,596

	China—7.9%
3,294,000	Anhui Conch Cement-Class H (3)	15,499,730
672,214	Baidu Inc Sponsored ADR (1)	99,837,223
38,198,675	Belle International	74,748,939
15,666,400	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (1)	41,547,948
4,743,000	China Construction Bank-Class H	4,488,008
6,727,912	China Merchants Holdings International	31,181,424
11,628,000	China National Building Material-Class H	24,430,836
16,524,000	China Resources Enterprise	66,158,968
18,292,000	China Yurun Food (3)	67,114,939
1,558,472	Ctrip.com International Sponsored ADR (1)	75,928,756
18,200,000	Dongfeng Motor Group-Class H	28,351,099
64,200,000	Geely Automobile (3)	25,704,465
11,553,534	Golden Eagle Retail	30,045,495
17,686,000	Intime Department Store (3)	27,459,339
1,654,000	Lianhua Supermarket-Class H	6,728,771
8,162,801	Tingyi (Cayman Islands) Holding (3)	21,700,633
10,480,000	Wumart Stores (1)(3)	23,610,896
2,232,000	Zhuzhou CSR Times Electric-Class H (3)	8,835,934

		673,373,403

	Russia—7.3%
1,357,290	AvtoVAZ	1,348,489
3,862,726	Gazprom OAO Sponsored ADR	65,218,453
45,940	Magnit OJSC	6,201,900
555,621	NovaTek OAO	7,262,214
134,841	NovaTek OAO Sponsored GDR	18,945,161
330,859	Novorossiysk Sea Trade Port Sponsored GDR (1)	3,110,075
1,817,001	O’Key Group Sponsored GDR (1)	19,078,510

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued

576,970	Pharmstandard (1)	$50,378,309
2,072,329	Pharmstandard Sponsored GDR (1)(3)	53,362,472
9,540,219	Rosneft Oil Sponsored GDR	85,146,455
46,506,631	Sberbank of Russian Federation	169,799,198
20,411,135	VTB Bank Sponsored GDR (3)	132,060,043
245,240	X 5 Retail Sponsored GDR (1)	8,644,710

		620,555,989

	Germany—7.1%
252,082	Allianz SE (3)	39,755,023
121,213	Bilfinger Berger	11,694,452
151,503	Brenntag AG (1)	18,655,901
215,958	Commerzbank AG (1)	1,355,272
1,070,537	Daimler AG (3)	82,890,715
2,433,112	Fraport AG (3)	195,035,638
1,039,401	Fresenius SE	109,270,061
636,374	HeidelbergCement AG (3)	48,745,156
107,337	Henkel AG	6,103,869
520,427	MAN SE (1)	72,647,420
146,527	Siemens AG	21,351,800

		607,505,307

	France—6.6%
118,113	Aeroports de Paris	11,337,541
1,029,708	BNP Paribas	81,623,680
664,567	CFAO SA	26,768,591
645,935	Danone SA	47,393,189
1,204,363	Essilor International	100,989,557
600,641	Eutelsat Communications	25,953,612
96,306	Iliad SA (3)	12,400,521
14,028,979	L’ Occitane International (1)	33,629,382
444,578	LVMH	79,973,596
123,829	PPR	22,183,313
347,353	Schneider Electric (3)	61,479,228
913,588	SES SA FDR	24,031,232
314,946	Technip SA	35,586,063

		563,349,505

	Canada—6.5%
2,056,632	Barrick Gold (3)	104,733,581

See Notes to Financial Statements

30	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Canada—Continued

908,209	Cenovus Energy	$34,821,777
20,449	First Quantum Minerals	2,905,769
815,926	Goldcorp Inc	45,480,662
3,187,902	Ivanhoe Mines (1)	83,355,481
574,400	Pan American Silver (3)	20,661,087
1,881,842	Potash Corp of Saskatchewan	106,006,697
268,612	Silver Wheaton	10,899,048
3,098,684	Suncor Energy	142,418,306

		551,282,408

	Hong Kong—4.1%
38,070,000	Hang Lung Properties	169,333,964
1,101,700	Hong Kong Exchanges & Clearing (3)	25,132,762
13,830,000	Li & Fung	70,862,815
16,445,600	Sands China (1)	46,155,065
7,542,000	United Laboratories International (3)	12,661,270
6,710,800	Wynn Macau	24,017,745

		348,163,621

	Switzerland—3.9%
530,932	Dufry Group (1)	69,144,348
74,643	Flughafen Zuerich	32,746,828
1,643,407	Nobel Biocare (1)	36,351,947
130,770	Novartis AG	7,732,212
89,448	Swatch Group	43,825,349
472,909	Swiss Reinsurance (1)	28,071,229
260,573	Syngenta AG	91,843,394
1,376,990	UBS AG (1)	27,414,540

		337,129,847

	India—3.7%
4,520,733	Adani Enterprises	64,209,438
528,360	HDFC Bank	27,424,770
1,219,744	Housing Development Finance	19,531,353
10,128,719	ITC Ltd	44,074,760
1,843,122	JSW Steel	39,309,376
655,392	Larsen & Toubro	23,643,917
1,317,308	Mahindra & Mahindra	22,672,654
7,377,325	Mundra Port & Special Economic Zone	23,968,172
1,020,525	Reliance Capital	12,948,423

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	India—Continued

637,555	State Bank of India	$40,489,753

		318,272,616

	Australia—2.4%
7,205,315	Asciano Group	13,010,481
20,622,569	MAp Group	66,576,542
2,677,749	Newcrest Mining	121,464,915

		201,051,938

	Brazil—2.2%
2,793,944	All America Latina Logistica (Unit)	23,091,915
2,526,067	Diagnosticos da America	33,806,161
954,061	Embraer SA ADR	30,987,901
7,487,899	Hypermarcas SA (1)	100,448,006

		188,333,983

	Italy—2.2%
1,645,793	Buzzi Unicem (3)	25,515,754
3,417,918	Enel SpA	24,410,947
4,799,496	Fiat SpA (1)	71,418,952
1,175,053	Saipem SpA	66,821,033

		188,166,686

	Denmark—2.1%
467,973	Carlsberg AS-Class B (3)	55,672,834
979,639	Novo Nordisk-Class B (3)	124,046,875

		179,719,709

	South Korea—2.1%
2,556,799	Celltrion Inc	87,560,792
398,910	Hyundai Motor	91,756,931

		179,317,723

	Netherlands—1.8%
234,518	ASML Holding (3)	9,726,410
519,118	Heineken NV (3)	31,126,162
6,881,083	ING Groep Dutch Certificate (1)	90,858,113
654,313	Koninklijke Philips Electronics	19,434,194

		151,144,879

See Notes to Financial Statements

32	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Romania—1.6%
16,323,191	BRD-Groupe Societe Generale	$89,110,116
293,863,699	OMV Petrom (1)	47,057,549

		136,167,665

	Ireland—1.6%
2,332,917	CRH PLC	57,143,031
8,515,604	Dragon Oil	78,972,072

		136,115,103

	Sweden—1.4%
833,101	Atlas Copco-Class A (3)	24,520,045
837,010	Elekta AB-Class B	38,244,111
3,106,298	Volvo AB-Class B (3)	61,122,033

		123,886,189

	Taiwan—1.3%
2,373,000	HTC Corp	107,718,631

	Czech Republic—1.2%
395,711	Komercni Banka	104,432,277

	Finland—1.2%
753,889	Fortum Oyj	26,015,611
3,275,421	Stora Enso-Class R (3)	39,531,345
1,634,913	UPM-Kymmene Oyj	33,569,714

		99,116,670

	Austria—1.0%
1,756,602	Erste Group Bank (3)	88,919,969

	South Africa—0.9%
4,781,728	Shoprite Holdings	75,131,899

	Mexico—0.6%
8,303,446	Genomma Lab Internacional-Class B (1)	20,737,014
5,750,970	Grupo Financiero Banorte	28,675,058

		49,412,072

	Greece—0.6%
1,764,884	Coca-Cola Hellenic Bottling	48,859,016

	Nigeria—0.5%
74,760,606	Nigerian Breweries	41,762,488

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Ukraine—0.3%
110,904,020	Raiffeisen Bank Aval (1)	$5,515,979
39,541	Ukrnafta (4)	4,405,572
26,941	Ukrnafta Sponsored ADR (4)	18,010,244
13,114,606	Ukrsotsbank JSCB (1)	905,023

		28,836,818

	Norway—0.3%
21,107,643	Marine Harvest (3)	27,920,323

	Israel—0.3%
576,337	Teva Pharmaceutical Industries Sponsored ADR	26,355,891

	Portugal—0.2%
1,313,791	Jeronimo Martins	21,596,479

	Lebanon—0.2%
897,219	SOLIDERE Sponsored GDR (9)	16,437,052

	TOTAL COMMON STOCKS (Cost $6,432,936,685)	8,181,123,516

EQUITY LINKED NOTES—2.8%
	Taiwan—1.9%
3,585,988	HTC Corp, Issued by Citigroup, Expires 01/20/2015 (9)	162,527,734

	India—0.7%
844,771	Axis Bank, Issued by Merrill Lynch International, Expires 03/16/2015 (9)	24,570,334
978,745	Larsen & Toubro, Issued by CLSA, Expires 04/11/2016 (9)	36,040,914

		60,611,248

	Ireland—0.2%
2,667,674	Ryanair Holdings, Issued by Barclays Bank, Expires 02/08/2012 (9)	13,832,378

	TOTAL EQUITY LINKED NOTES (Cost $109,165,545)	236,971,360

PREFERRED STOCKS—1.1%
	Germany—1.0%
291,028	Henkel AG 1.570%	19,852,749
336,230	Volkswagen AG 1.776% (3)	66,344,513

		86,197,262

See Notes to Financial Statements

34	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio International Equity Fund II

Share	Fair
Amount	Description	Value (Note 2)
PREFERRED STOCKS—Continued

Russia—0.1%
2,521,889	TNK-BP Holding 11.780%	$7,237,821

Philippines—0.0%
8,687,023	Ayala Land 0.000% (4)(12)	20,292

TOTAL PREFERRED STOCKS (Cost $51,840,440)	93,455,375

EXCHANGE-TRADED FUND—0.3%
Multinational—0.3%
480,200	Market Vectors Gold Miners ETF (3)(Cost $21,898,662)	29,849,232

Share
Amount	Currency
INVESTMENT COLLATERAL FROM SECURITY LENDING—8.0%
United States—8.0%
680,553,667	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $680,553,667)	680,553,667

TOTAL INVESTMENTS—108.0% (Cost $7,296,394,999)	9,221,953,150
OTHER ASSETS AND LIABILITIES—(8.0)%	(682,412,045)

TOTAL NET ASSETS—100.0%	$8,539,541,105

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,428,339,308.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	35

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2011

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/15/11	JPMorgan Chase Bank N.A.	JPY	6,953,457,782	85,712,182	85,005,596	$706,586

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
06/15/11	Credit Suisse	EUR	131,473,682	194,826,908	183,177,680	$(11,649,228)
06/15/11	Deutsche Bank	EUR	66,951,025	99,212,717	93,297,592	(5,915,125)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(17,564,353)

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements

36	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio International Equity Fund II

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Financials	16.4%	$1,395,544,207
Consumer Discretionary	15.4	1,316,741,291
Industrials	15.1	1,292,968,737
Materials	15.0	1,279,193,065
Energy	11.2	959,242,461
Consumer Staples	10.0	853,106,922
Health Care	9.3	790,818,686
Information Technology	5.3	456,125,078
Telecommunication Services	1.7	147,232,478
Utilities	0.6	50,426,558
Short-term Investment	8.0	680,553,667

Total Investments	108.0	9,221,953,150
Other Assets and Liabilities (Net)	(8.0)	(682,412,045)

Net Assets	100.0%	$8,539,541,105

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	37

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—37.5%†
		United States—37.5%
2,780,000	USD	Ally Auto Receivables Trust Series 2010-4, Class A2 0.710% due 02/15/2013 (5)	$2,781,319

1,249,562	USD	Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1 6.000% due 11/25/2034 (5)	1,299,409

		Banc of America Commercial Mortgage
4,360,000	USD	Series 2006-3, Class AM 6.077% due 07/10/2044 (5)(6)	4,523,727
3,985,000	USD	Series 2006-2, Class A4 5.929% due 05/10/2045 (5)(6)	4,442,186
2,720,000	USD	Series 2006-1, Class AM 5.421% due 09/10/2045 (5)(6)	2,885,624
3,160,000	USD	Series 2006-4, Class AM 5.675% due 07/10/2046 (5)	3,318,393
6,340,000	USD	Series 2006-5, Class A4 5.414% due 09/10/2047 (5)	6,894,413

			22,064,343

1,222,929	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	1,228,194

3,002,805	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.822% due 07/25/2034 (5)(6)	3,015,136

		Bear Stearns Commercial Mortgage Securities
1,855,903	USD	Series 2001-TOP4, Class A3 5.610% due 11/15/2033 (5)	1,863,384
2,755,000	USD	Series 2006-PW12, Class A4 5.907% due 09/11/2038 (5)(6)	3,066,468
3,205,000	USD	Series 2006-PW14, Class A4 5.201% due 12/11/2038 (5)	3,480,654
1,650,000	USD	Series 2006-PW11, Class A4 5.620% due 03/11/2039 (5)(6)	1,822,272
3,495,000	USD	Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	3,649,803
6,910,000	USD	Series 2005-PWR8, Class A4 4.674% due 06/11/2041 (5)	7,371,721

See Notes to Financial Statements

38	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Bear Stearns Commercial Mortgage Securities—Continued

3,880,000	USD	Series 2006-PW13, Class AM 5.582% due 09/11/2041 (5)(6)	$4,129,759
2,990,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	3,288,565

			28,672,626

6,620,000	USD	Chase Issuance Trust Series 2007-A17, Class A 5.120% due 10/15/2014 (5)	7,049,872

402,841	USD	Chrysler Financial Auto Securitization Trust Series 2009-B, Class A2 1.150% due 11/08/2011 (5)	403,036

		Citicorp Mortgage Securities
940,604	USD	Series 2005-1, Class 1A1 5.000% due 02/25/2035 (5)	945,821
3,069,671	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	3,063,652
2,906,706	USD	Series 2006-6, Class A12 0.513% due 11/25/2036 (5)(6)	2,800,531

			6,810,004

		Citigroup Commercial Mortgage Trust
4,080,000	USD	Series 2007-C6, Class AM 5.886% due 12/10/2049 (5)(6)	4,262,738
7,085,000	USD	Series 2008-C7, Class A4 6.294% due 12/10/2049 (5)(6)	7,943,917

			12,206,655

		Citigroup Mortgage Loan Trust
5,640,324	USD	Series 2005-4, Class A 5.347% due 08/25/2035 (5)(6)	5,589,084
3,877,494	USD	Series 2005-11, Class A3 4.900% due 12/25/2035 (5)(6)	3,709,358

			9,298,442

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

5,630,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	$6,052,463

9,786,497	USD	CNH Equipment Trust Series 2009-B, Class A4 5.170% due 10/15/2014 (5)	10,144,432

		Commercial Mortgage Pass Through Certificates
2,408,212	USD	Series 2010-C1, Class A1 3.156% due 07/10/2046 (5)(9)	2,435,049
3,890,000	USD	Series 2007-C9, Class A4 6.008% due 12/10/2049 (5)(6)	4,332,014

			6,767,063

		Countrywide Alternative Loan Trust
3,120,196	USD	Series 2004-24CB, Class 2A1 5.000% due 11/25/2019 (5)	3,192,616
5,160,000	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	5,255,811
1,378,855	USD	Series 2004-24CB, Class 1A1 6.000% due 11/25/2034 (5)	1,348,247
5,641,606	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	5,575,503
4,456,201	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	4,366,551
2,266,397	USD	Series 2005-21CB, Class A9 5.500% due 06/25/2035 (5)	2,197,355
4,730,789	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	4,349,345

			26,285,428

2,222,053	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	2,091,804

		Credit Suisse First Boston Mortgage Securities
4,744,213	USD	Series 2004-8, Class 5A1 6.000% due 12/25/2034 (5)	4,714,412

See Notes to Financial Statements

40	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Credit Suisse First Boston Mortgage Securities—Continued

1,774,640	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	$1,699,247

			6,413,659

		Credit Suisse Mortgage Capital Certificates
5,610,000	USD	Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	6,088,877
6,900,000	USD	Series 2006-C5, Class A3 5.311% due 12/15/2039 (5)	7,389,748

			13,478,625

4,244,038	USD	DBUBS Mortgage Trust Series 2011-LC1A, Class A1 3.742% due 11/10/2046 (5)(9)	4,365,344

		FDIC Structured Sale Guaranteed Notes
3,744,979	USD	Series 2010-L2A, Class A 3.000% due 09/30/2019 (9)	3,778,497
6,456,828	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 (5)(9)	6,515,717
2,442,558	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 (5)(9)	2,496,532
5,259,896	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 (5)(9)	5,180,998

			17,971,744

4,826,869	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 (5)(9)	4,828,684

		First Horizon Asset Securities
4,792,000	USD	Series 2006-2, Class 1A7 6.000% due 08/25/2036 (5)	4,869,609
676,138	USD	Series 2006-3, Class 1A8 6.250% due 11/25/2036 (5)	676,296

			5,545,905

		Ford Credit Floorplan Master Owner Trust
5,560,000	USD	Series 2006-4, Class A 0.469% due 06/15/2013 (5)(6)	5,554,836

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Ford Credit Floorplan Master Owner Trust—Continued

3,470,000	USD	Series 2009-2, Class A 1.769% due 09/15/2014 (6)	$3,524,667

			9,079,503

		GE Capital Commercial Mortgage
4,827,102	USD	Series 2002-1A, Class A3 6.269% due 12/10/2035 (5)	4,967,715
3,599,089	USD	Series 2004-C3, Class A3 4.865% due 07/10/2039 (5)(6)	3,640,578

			8,608,293

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.769% due 01/17/2017 (5)(6)	2,614,445

3,440,000	USD	GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.763% due 10/20/2014 (5)(6)(9)	3,492,790

2,440,000	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 (5)(9)	2,449,414

4,890,191	USD	GMAC Mortgage Corp Loan Trust Series 2005-AR5, Class 4A1 4.984% due 09/19/2035 (5)(6)	4,661,159

4,830,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	5,258,375

		GS Mortgage Securities
4,757,000	USD	Series 2006-GG8, Class A4 5.560% due 11/10/2039 (5)	5,210,337
3,190,000	USD	Series 2010-C1, Class A2 4.592% due 08/10/2043 (5)(9)	3,289,356
7,280,294	USD	Series 2010-C2, Class A1 3.849% due 12/10/2043 (5)	7,525,921

See Notes to Financial Statements

42	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		GS Mortgage Securities—Continued

6,090,000	USD	Series 2011-GC3, Class A2 3.645% due 03/10/2044 (5)(9)	$6,218,815

			22,244,429

1,359,646	USD	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 5.082% due 01/25/2036 (5)(6)	1,185,848

		Harley-Davidson Motorcycle Trust
458,734	USD	Series 2009-4, Class A2 1.160% due 10/15/2012 (5)	458,879
291,299	USD	Series 2006-2, Class A2 5.350% due 03/15/2013 (5)	291,912

			750,791

2,863,681	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.393% due 12/25/2036 (5)(6)	2,142,005

7,140,000	USD	Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.469% due 11/17/2014 (5)(6)(9)	7,215,301

		Indymac INDA Mortgage Loan Trust
6,052,204	USD	Series 2005-AR2, Class 3A1 4.919% due 01/25/2036 (5)(6)	5,465,612
845,370	USD	Series 2006-AR1, Class A1 5.640% due 08/25/2036 (5)(6)	815,872

			6,281,484

		JP Morgan Mortgage Trust
3,807,029	USD	Series 2005-A2, Class 3A2 4.767% due 04/25/2035 (5)(6)	3,641,391
3,315,313	USD	Series 2007-A1, Class 2A2 3.082% due 07/25/2035 (5)(6)	3,105,930
1,925,000	USD	Series 2005-A5, Class 2A2 2.999% due 08/25/2035 (5)(6)	1,602,907
3,040,000	USD	Series 2005-A5, Class 1A2 5.196% due 08/25/2035 (5)(6)	2,857,773
4,643,034	USD	Series 2005-A6, Class 4A1 5.432% due 09/25/2035 (5)(6)	4,324,139

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		JP Morgan Mortgage Trust—Continued

4,531,823	USD	Series 2005-A8, Class 1A1 5.404% due 11/25/2035 (5)(6)	$4,294,639
5,298,934	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	5,038,963

			24,865,742

		JPMorgan Chase Commercial Mortgage Securities
1,920,000	USD	Series 2002-CIB4, Class A3 6.162% due 05/12/2034 (5)	1,967,525
5,060,000	USD	Series 2006-LDP8, Class AM 5.440% due 05/15/2045 (5)	5,299,856
4,970,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	5,346,134

			12,613,515

		LB-UBS Commercial Mortgage Trust
5,947,000	USD	Series 2002-C2, Class A4 5.594% due 06/15/2031 (5)	6,161,528
3,240,000	USD	Series 2006-C4, Class AM 6.098% due 06/15/2038 (5)(6)	3,453,232
7,860,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	8,564,168
6,720,000	USD	Series 2007-C1, Class A4 5.424% due 02/15/2040 (5)	7,305,852

			25,484,780

2,654,101	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 4.971% due 02/25/2036 (5)(6)	2,499,494

1,702,993	USD	MASTR Alternative Loans Trust Series 2004-10, Class 4A1 6.000% due 09/25/2019 (5)	1,737,085

3,540,000	USD	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class AM 5.456% due 07/12/2046 (5)(6)	3,610,529

See Notes to Financial Statements

44	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

		MLCC Mortgage Investors
2,999,941	USD	Series 2005-1, Class 2A2 2.201% due 04/25/2035 (5)(6)	$2,837,293
4,000,631	USD	Series 2006-1, Class 2A1 2.092% due 02/25/2036 (5)(6)	3,790,204
3,205,669	USD	Series 2007-2, Class 2A1 5.834% due 06/25/2037 (5)(6)	2,974,410
2,720,088	USD	Series 2007-3, Class 2A2 5.821% due 09/25/2037 (5)(6)	2,467,834

			12,069,741

		Morgan Stanley Capital I
2,600,000	USD	Series 2006-T23, Class A4 5.979% due 08/12/2041 (5)(6)	2,919,505
4,890,000	USD	Series 2011-C1, Class A2 3.884% due 09/15/2047 (5)	5,047,301

			7,966,806

1,086,582	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	1,087,793

4,070,000	USD	Navistar Financial Dealer Note Master Trust Series 2009-1, Class A 1.669% due 10/26/2015 (6)(9)	4,119,282

		NCUA Guaranteed Notes
2,085,065	USD	Series 2010-R2, Class 1A 0.610% due 11/06/2017 (5)(6)	2,085,711
4,767,076	USD	Series 2010-R2, Class 2A 0.710% due 11/05/2020 (5)(6)	4,759,639
6,703,563	USD	Series 2010-R3, Class 1A 0.800% due 12/08/2020 (5)(6)	6,737,081

			13,582,431

2,580,000	USD	OBP Depositor Trust Series 2010-OBP, Class A 4.646% due 07/15/2045 (9)	2,689,914

1,353,025	USD	Residential Funding Mortgage Securities I Series 2006-S12, Class 3A4 5.750% due 12/25/2036 (5)	1,346,423

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	45

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

6,011,584	USD	SLM Student Loan Trust Series 2011-1, Class A1 0.781% due 03/25/2026 (5)(6)	$6,024,362

		Small Business Administration
5,441,033	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	5,762,744
324,897	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	350,398
3,815,154	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	4,129,814

			10,242,956

5,320,000	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	5,039,979

		Thornburg Mortgage Securities Trust
4,930,806	USD	Series 2007-4, Class 3A1 6.124% due 09/25/2037 (5)(6)	5,003,153
7,842,201	USD	Series 2007-4, Class 2A1 6.157% due 09/25/2037 (5)(6)	7,795,767

			12,798,920

5,855,000	USD	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 5.983% due 08/15/2039 (5)(6)	6,427,939

2,450,000	USD	Vornado DP Series 2010-FX, Class A2 4.004% due 09/13/2028 (9)	2,391,624

4,254,608	USD	Wachovia Mortgage Loan Trust Series 2005-B, Class 3A1 5.124% due 10/20/2035 (5)(6)	3,969,024

		WaMu Mortgage Pass Through Certificates
3,901,346	USD	Series 2005-AR3, Class A1 2.575% due 03/25/2035 (5)(6)	3,537,454

See Notes to Financial Statements

46	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		WaMu Mortgage Pass Through Certificates—Continued

7,430,000	USD	Series 2005-AR5, Class A5 2.667% due 05/25/2035 (5)(6)	$6,829,886
11,840,000	USD	Series 2005-AR7, Class A3 2.787% due 08/25/2035 (5)(6)	10,509,548
5,595,000	USD	Series 2005-AR10, Class 1A2 2.771% due 09/25/2035 (5)(6)	5,115,013
2,617,194	USD	Series 2005-AR14, Class 1A1 2.672% due 12/25/2035 (5)(6)	2,514,261

			28,506,162

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 (5)(9)	4,079,977

8,289,437	USD	Wells Fargo Mortgage Backed Securities Series 2005-AR15, Class 1A1 5.048% due 09/25/2035 (5)(6)	7,417,948

		Wells Fargo Mortgage Backed Securities Trust
5,306,708	USD	Series 2005-AR13, Class 4A1 5.350% due 05/25/2035 (5)(6)	5,030,653
2,182,318	USD	Series 2005-17, Class 1A1 5.500% due 01/25/2036 (5)	2,151,155
5,651,438	USD	Series 2006-AR6, Class 5A1 4.757% due 03/25/2036 (5)(6)	5,560,631
6,406,148	USD	Series 2006-AR6, Class 7A1 5.059% due 03/25/2036 (5)(6)	6,430,994
3,720,000	USD	Series 2006-13, Class A8 6.000% due 10/25/2036 (5)	3,744,457
2,905,000	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,672,327
7,794,026	USD	Series 2007-13, Class A1 6.000% due 09/25/2037 (5)	7,693,783
5,630,551	USD	Series 2007-14, Class 1A1 6.000% due 10/25/2037 (5)	5,492,540

			38,776,540

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued

6,510,000	USD	Wells Fargo RBS Commercial Mortgage Trust Series 2011-C2, Class A2 3.791% due 02/15/2044 (5)(9)	$6,674,525

			520,781,515

		Russia—0.0%
474,224	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.831% due 09/10/2033 (5)(6)(9)	412,575

		TOTAL ASSET BACKED SECURITIES (Cost $500,912,912)	521,194,090

CORPORATE BONDS—30.8%
		United States—13.2%
5,450,000	USD	Abbott Laboratories 5.125% due 04/01/2019 (5)	5,974,573

3,810,000	USD	American Express Credit 2.750% due 09/15/2015	3,801,831

4,440,000	USD	American Water Capital 6.085% due 10/15/2017 (5)	5,056,512

		Anheuser-Busch Co
5,680,000	USD	5.500% due 01/15/2018 (5)	6,327,117
1,560,000	USD	4.500% due 04/01/2018 (5)	1,652,012
963,000	USD	7.550% due 10/01/2030 (5)	1,174,995
1,010,000	USD	6.000% due 11/01/2041 (5)	1,088,186

			10,242,310

1,870,000	USD	Axis Specialty Finance 5.875% due 06/01/2020 (5)	1,925,517

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,518,960

4,600,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	4,408,649

4,195,000	USD	Cisco Systems 5.500% due 01/15/2040 (5)	4,252,409

5,180,000	USD	Citigroup Inc 6.010% due 01/15/2015	5,746,443

See Notes to Financial Statements

48	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

3,530,000	USD	Comcast Corp 6.950% due 08/15/2037 (5)	$3,978,402

		CSX Corp
3,450,000	USD	3.700% due 10/30/2020 (5)	3,306,984
3,109,000	USD	5.500% due 04/15/2041 (5)	3,075,124

			6,382,108

1,470,000	USD	Diageo Investment 8.000% due 09/15/2022	1,894,110

2,400,000	USD	Edison International 3.750% due 09/15/2017 (5)	2,398,570

1,930,000	USD	Eli Lilly 5.500% due 03/15/2027 (5)	2,076,016

3,080,000	USD	General Electric 5.250% due 12/06/2017	3,415,012

		General Electric Capital
1,400,000	USD	0.924% due 04/07/2014 (6)	1,402,472
3,670,000	USD	6.000% due 08/07/2019	4,093,224

			5,495,696

3,630,000	USD	Gilead Sciences 4.500% due 04/01/2021 (5)	3,651,508

6,270,000	USD	Goldman Sachs 5.375% due 03/15/2020	6,531,936

7,020,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 (5)(9)	7,083,327

		JPMorgan Chase
1,790,000	USD	3.400% due 06/24/2015	1,836,134
5,630,000	USD	4.950% due 03/25/2020	5,794,998

			7,631,132

3,370,000	USD	Juniper Networks 4.600% due 03/15/2021 (5)	3,427,270

7,370,000	USD	Merck & Co 3.875% due 01/15/2021 (5)	7,283,837

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

3,500,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 (9)	$3,449,813

		Morgan Stanley
2,290,000	USD	6.000% due 05/13/2014	2,509,579
5,930,000	USD	3.800% due 04/29/2016	5,957,557

			8,467,136

4,170,000	USD	NBC Universal 5.150% due 04/30/2020 (5)(9)	4,363,851

6,000,000	USD	News America 6.150% due 02/15/2041 (5)(9)	6,134,520

3,070,000	USD	Noble Holding International 6.050% due 03/01/2041 (5)	3,162,907

4,295,000	USD	Omnicom Group 4.450% due 08/15/2020 (5)	4,254,502

1,690,000	USD	PartnerRe Finance 6.875% due 06/01/2018 (5)	1,870,223

4,510,000	USD	Pfizer Inc 5.350% due 03/15/2015 (5)	5,092,742

1,300,000	USD	Pharmacia Corp 6.500% due 12/01/2018 (5)	1,527,222

7,540,000	USD	Sempra Energy 6.500% due 06/01/2016 (5)	8,692,994

8,510,000	USD	Time Warner Cable 6.750% due 07/01/2018 (5)	9,815,179

3,620,000	USD	UnitedHealth Group 6.875% due 02/15/2038 (5)	4,175,377

1,540,000	USD	Valero Energy 6.625% due 06/15/2037 (5)	1,625,026

4,780,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	5,108,874

1,930,000	USD	Virginia Electric and Power, Series A 5.400% due 04/30/2018 (5)	2,140,202

See Notes to Financial Statements

50	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

4,540,000	USD	Wells Fargo 4.600% due 04/01/2021	$4,597,626

2,780,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	2,709,983

		Wyeth
580,000	USD	7.250% due 03/01/2023	730,163
840,000	USD	6.450% due 02/01/2024 (5)	994,312

			1,724,475

			183,088,780

		United Kingdom—3.4%
6,590,000	USD	Abbey National Treasury Services 4.000% due 04/27/2016	6,664,170

4,269,000	USD	Anglo American Capital 9.375% due 04/08/2014 (5)(9)	5,162,587

4,220,000	USD	AstraZeneca PLC 5.900% due 09/15/2017 (5)	4,889,579

		Barclays Bank
5,530,000	USD	2.500% due 09/21/2015 (9)	5,415,689
2,530,000	USD	5.125% due 01/08/2020	2,607,593

			8,023,282

2,705,000	USD	Diageo Capital 4.850% due 05/15/2018	2,865,572

1,660,000	USD	HSBC Bank 3.500% due 06/28/2015 (9)	1,709,272

6,230,000	USD	Lloyds TSB Bank 4.875% due 01/21/2016	6,546,416

7,800,000	USD	Royal Bank Of Scotland 3.950% due 09/21/2015	7,953,886

3,640,000	USD	Vodafone Group 4.375% due 03/16/2021 (5)	3,655,197

			47,469,961

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued

		Canada—3.1%
6,680,000	USD	Bank of Montreal 2.625% due 01/25/2016 (9)	$6,743,647

6,610,000	USD	Bank of Nova Scotia 1.650% due 10/29/2015 (9)	6,427,848

4,110,000	USD	Canadian Imperial Bank 2.750% due 01/27/2016 (9)	4,172,040

4,870,000	USD	CDP Financial 4.400% due 11/25/2019 (5)(9)	5,002,074

20,570,000	USD	Royal Bank of Canada 3.125% due 04/14/2015 (9)	21,308,628

			43,654,237

		Supranational—2.4%

		Asian Development Bank
6,590,000	AUD	6.000% due 01/20/2015	7,307,389
6,770,000	AUD	5.500% due 02/15/2016	7,320,727

			14,628,116

8,860,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	9,508,345

8,880,000	AUD	International Finance 5.750% due 03/16/2015	9,755,594

			33,892,055

		Netherlands—2.2%
6,540,000	USD	Bk Nederlandse Gemeenten 4.375% due 02/16/2021 (9)	6,737,639

5,130,000	USD	ING Bank 2.500% due 01/14/2016 (9)	4,998,559

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 (9)	1,776,857

9,910,000	USD	Rabobank Nederland 2.125% due 10/13/2015	9,716,289

		Shell International Finance
3,730,000	USD	3.100% due 06/28/2015 (5)	3,872,915

See Notes to Financial Statements

52	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Netherlands—Continued
		Shell International Finance—Continued

3,145,000	USD	6.375% due 12/15/2038 (5)	$3,660,651

			7,533,566

			30,762,910

		France—2.1%
10,380,000	USD	BNP Paribas Home Loan Covered Bonds 2.200% due 11/02/2015 (9)	10,092,972

3,900,000	USD	Cie de Financement Foncier 2.125% due 04/22/2013 (9)	3,959,370

8,450,000	USD	Dexia Credit Local 2.000% due 03/05/2013 (9)	8,427,912

6,040,000	USD	Sanofi Aventis 4.000% due 03/29/2021 (5)	6,024,157

			28,504,411

		Norway—1.8%
9,710,000	USD	Dnb Nor Boligkreditt 2.900% due 03/29/2016 (9)	9,771,785

11,450,000	USD	Nordea Eiendomskreditt 1.875% due 04/07/2014 (9)	11,556,187

3,820,000	USD	Statoil ASA 3.125% due 08/17/2017 (5)	3,823,136

			25,151,108

		Australia—0.9%
5,090,000	USD	National Australia Bank 4.375% due 12/10/2020 (9)	4,970,070

2,490,000	USD	QBE Insurance Group 9.750% due 03/14/2014 (9)	2,907,772

5,120,000	USD	Westpac Banking 3.000% due 08/04/2015	5,158,579

			13,036,421

		Brazil—0.5%

		Petrobras International Finance
3,630,000	USD	5.875% due 03/01/2018 (5)	3,890,743

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Brazil—Continued
		Petrobras International Finance—Continued

2,725,000	USD	6.875% due 01/20/2040 (5)	$2,878,850

			6,769,593

		Germany—0.4%
4,820,000	USD	Deutsche Telekom International Finance 4.875% due 07/08/2014 (5)	5,255,366

		Sweden—0.3%
4,160,000	USD	Swedbank Hypotek 2.950% due 03/28/2016 (9)	4,185,058

		Ireland—0.3%
3,400,000	USD	Iberdrola Finance 3.800% due 09/11/2014 (5)(9)	3,493,711

		United Arab Emirates—0.2%
2,800,000	USD	IPIC GMTN 5.000% due 11/15/2020 (9)	2,799,989

		TOTAL CORPORATE BONDS (Cost $414,756,801)	428,063,600

FOREIGN GOVERNMENT AND AGENCY BONDS—13.9%
		Brazil—5.2%
116,310,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2012	72,700,501

		Mexico—3.6%
470,700,000	MXN	Mexican Bonos 10.000% due 12/05/2024	49,634,957

		Poland—2.4%
88,078,000	PLN	Poland Government Bond 6.250% due 10/24/2015	34,006,960

		Canada—2.1%
28,000,000	CAD	Canadian Government Bond 2.000% due 06/01/2016	28,790,150

See Notes to Financial Statements

54	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued

		Qatar—0.6%
7,570,000	USD	State of Qatar 4.000% due 01/20/2015 (5)(9)	$7,937,145

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $178,486,352)	193,069,713

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—13.4%

		Federal Home Loan Mortgage Corporation
27,853,520	USD	6.500% due 05/01/2022-12/01/2038	31,320,409
778,191	USD	2.785% due 09/01/2035 (6)	814,929
1,047,046	USD	2.511% due 04/01/2036 (6)	1,096,568

			33,231,906

		Federal National Mortgage Association Corporation
1,589,533	USD	2.581% due 11/01/2035 (6)	1,669,217
854,725	USD	3.586% due 02/01/2036 (6)	898,362
2,305,488	USD	5.553% due 06/01/2037 (6)	2,451,797
13,745,592	USD	6.000% due 06/01/2037-02/01/2038	15,053,719
4,550,611	USD	5.662% due 12/01/2037 (6)	4,866,488

			24,939,583

43,910,000	USD	Federal National Mortgage Association Corporation TBA 4.500% due 05/01/2041	45,193,006

11,231,688	USD	Government National Mortgage Association 6.000% due 04/15/2037-09/15/2038	12,480,801

		U.S. Treasury Bonds
3,730,000	USD	5.250% due 02/15/2029	4,267,937
1,900,000	USD	4.250% due 11/15/2040	1,847,454

			6,115,391

		U.S. Treasury Inflation Indexed Bonds (TIPS)
13,921,947	USD	0.125% due 04/15/2016	14,375,496
11,706,581	USD	2.125% due 02/15/2040	12,789,440

			27,164,936

		U.S. Treasury Notes
1,530,000	USD	0.750% due 03/31/2013	1,535,379
4,690,000	USD	1.250% due 04/15/2014	4,724,078

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		U.S. Treasury Notes—Continued

1,440,000	USD	1.375% due 11/30/2015	$1,413,451
13,340,000	USD	2.875% due 03/31/2018	13,529,681
1,350,000	USD	2.625% due 11/15/2020	1,277,437
13,310,000	USD	3.625% due 02/15/2021	13,673,949

			36,153,975

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $178,757,973)	185,279,598

MUNICIPAL OBLIGATIONS—1.8%
		United States—1.8%
4,085,000	USD	Commonwealth of Massachusetts, General Obligation 4.200% due 12/01/2021	4,123,154

3,535,000	USD	Commonwealth of Pennsylvania, General Obligation Unlimited 4.650% due 02/15/2026	3,497,706

3,360,000	USD	East Bay Municipal Utility District, Revenue Bonds 5.874% due 06/01/2040	3,477,902

3,240,000	USD	New York State Dormitory Authority, Revenue Bonds 5.000% due 10/01/2041 (5)	3,347,276

		State of Connecticut, General Obligation Unlimited
700,000	USD	5.632% due 12/01/2029	717,934
4,280,000	USD	5.850% due 03/15/2032	4,531,835

			5,249,769

5,060,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	4,969,376

		TOTAL MUNICIPAL OBLIGATIONS (Cost $24,083,372)	24,665,183

See Notes to Financial Statements

56	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
REPURCHASE AGREEMENT—4.7%
		United States—4.7%
65,556,764	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/29/2011, due 05/02/2011, with a maturity value of $65,556,819 and an effective yield of 0.01%, collateralized by a U.S. Government and Agency Obligation, with rates ranging from 3.000%-4.125%, maturities ranging from 04/15/2014-09/29/2014, and an aggregate fair value of $66,869,738. (Cost $65,556,764)	$65,556,764

		TOTAL INVESTMENTS—102.1% (Cost $1,362,554,174)	1,417,828,948
		OTHER ASSETS AND LIABILITIES—(2.1)%	(29,180,201)

		TOTAL NET ASSETS—100.0%	$1,388,648,747

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,362,838,570.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	57

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/07/11	Westpac Banking	AUD	3,290,000	3,590,286	3,232,919	$357,367
05/24/11	Deutsche Bank AG London	CAD	31,388,720	33,158,790	32,106,341	1,052,449
05/24/11	JPMorgan Chase Bank N.A.	CAD	13,592,581	14,359,092	13,993,272	365,820
05/17/11	Deutsche Bank AG London	CHF	26,237,692	30,335,126	28,622,834	1,712,292
05/09/11	Credit Suisse	KRW	15,827,020,000	14,762,968	14,546,894	216,074
05/09/11	Goldman Sachs & Co	KRW	7,913,510,000	7,381,484	7,273,447	108,037
05/09/11	JPMorgan Chase Bank N.A.	KRW	7,913,510,000	7,381,483	7,275,118	106,365
10/12/11	Deutsche Bank AG London	KZT	2,217,390,000	15,239,401	15,198,013	41,388
06/08/11	Deutsche Bank AG London	NOK	75,150,000	14,293,785	13,757,437	536,348
06/08/11	JPMorgan Chase Bank N.A.	NOK	75,320,000	14,326,120	13,782,755	543,365

Net unrealized appreciation on forward foreign exchange contracts to buy						$5,039,505

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
06/07/11	Deutsche Bank AG London	AUD	10,904,900	11,900,217	10,854,301	$(1,045,916)
06/07/11	JPMorgan Chase Bank N.A.	AUD	7,000,000	7,638,907	6,928,250	(710,657)
06/07/11	Westpac Banking	AUD	16,077,795	17,545,255	16,000,386	(1,544,869)
05/24/11	Deutsche Bank AG London	CAD	13,589,781	14,356,134	13,939,952	(416,182)
05/24/11	JPMorgan Chase Bank N.A.	CAD	13,592,581	14,359,092	13,941,395	(417,697)

See Notes to Financial Statements

58	Artio Global Funds ï 2011 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
05/17/11	Deutsche Bank AG London	CHF	26,237,692	30,335,126	28,570,471	$(1,764,655)
05/16/11	Credit Suisse	PLN	90,294,098	33,974,851	32,924,010	(1,050,841)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(6,950,817)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	59

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio Total Return Bond Fund

At April 30, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
SECURITY TYPE
Asset Backed Securities	37.5%	$521,194,090
Corporate Bonds	30.8	428,063,600
Foreign Government and Agency Bonds	13.9	193,069,713
U.S. Government and Agency Obligations	13.4	185,279,598
Municipal Obligations	1.8	24,665,183
Short-term Investment	4.7	65,556,764

Total Investments	102.1	1,417,828,948
Other Assets and Liabilities (Net)	(2.1)	(29,180,201)

Net Assets	100.0%	$1,388,648,747

See Notes to Financial Statements

60	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—72.8%†
		United States—50.7%
15,045,000	USD	ABN Amro NA 6.523% due 12/29/2049 (5)(6)(9)	$14,443,200

23,790,000	USD	AES Corp 8.000% due 06/01/2020 (5)	26,169,000

5,530,000	USD	Alere Inc 9.000% due 05/15/2016 (5)	5,958,575

1,985,000	USD	Allison Transmission 7.125% due 05/15/2019 (5)(9)	2,019,738

14,440,000	USD	Ally Financial 8.000% due 03/15/2020	16,263,050

16,665,000	USD	American Achievement 10.875% due 04/15/2016 (5)(9)	16,581,675

13,144,000	USD	American Rock Salt 8.250% due 05/01/2018 (5)(9)	13,341,160

		Asbury Automotive
6,190,000	USD	7.625% due 03/15/2017 (5)	6,360,225
9,415,000	USD	8.375% due 11/15/2020 (5)(9)	9,909,288

			16,269,513

40,240,000	USD	ATP Oil & Gas 11.875% due 05/01/2015 (5)	42,050,800

6,600,000	GBP	BAC Capital Trust VII 5.250% due 08/10/2035 (5)	8,653,972

5,700,000	USD	Bumble Bee Acquisition 9.000% due 12/15/2017 (5)(9)	5,999,250

35,105,000	USD	Burlington Coat Factory 10.000% due 02/15/2019 (5)(9)	36,070,387

		Calpine Corp
8,910,000	USD	7.875% due 07/31/2020 (5)(9)	9,645,075
15,340,000	USD	7.500% due 02/15/2021 (5)(9)	16,298,750

			25,943,825

5,091,000	USD	Capital One Capital III 7.686% due 08/15/2036 (5)	5,262,821

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

18,995,000	USD	Carrizo Oil & Gas 8.625% due 10/15/2018 (5)(9)	$20,372,137

		Casella Waste Systems
5,780,000	USD	11.000% due 07/15/2014 (5)	6,581,975
8,790,000	USD	7.750% due 02/15/2019 (5)(9)	9,031,725

			15,613,700

7,900,000	USD	Chinos Acquisition 8.125% due 03/01/2019 (5)(9)	7,860,500

27,615,000	USD	Cincinnati Bell 8.375% due 10/15/2020 (5)	27,753,075

34,210,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)(9)	34,381,050

49,692,000	USD	Clear Channel Worldwide, Series B 9.250% due 12/15/2017 (5)	55,530,810

		Clearwire Communications/Finance
1,840,000	USD	12.000% due 12/01/2015 (5)(9)	2,010,200
26,605,000	USD	12.000% due 12/01/2017 (5)(9)	28,866,425

			30,876,625

		Cloud Peak Energy Resources
21,195,000	USD	8.250% due 12/15/2017 (5)	23,314,500
10,845,000	USD	8.500% due 12/15/2019 (5)	12,119,288

			35,433,788

14,975,000	USD	DineEquity Inc 9.500% due 10/30/2018 (5)(9)	16,435,063

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (4)(5)(7)	31,875

12,755,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 (5)(9)	12,627,450

		Dynegy Holdings
8,575,000	USD	7.500% due 06/01/2015	7,588,875
3,160,000	USD	8.375% due 05/01/2016	2,757,100
9,605,000	USD	7.750% due 06/01/2019	7,539,925

			17,885,900

See Notes to Financial Statements

62	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

		El Paso
4,000,000	USD	8.050% due 10/15/2030	$4,640,796
19,119,000	USD	7.800% due 08/01/2031 (5)	21,943,125

			26,583,921

14,355,000	USD	Energy Future Holdings 10.000% due 01/15/2020 (5)(6)	15,432,773

11,365,000	USD	Entravision Communications 8.750% due 08/01/2017 (5)	12,245,788

19,050,000	USD	Euramax International 9.500% due 04/01/2016 (5)(9)	19,907,250

9,570,000	USD	Evertec Inc 11.000% due 10/01/2018 (5)(9)	10,359,525

9,650,000	USD	Exide Technologies 8.625% due 02/01/2018 (5)(9)	10,397,875

		First Data
15,810,000	USD	8.250% due 01/15/2021 (5)(9)	15,810,000
35,870,000	USD	8.750% due 01/15/2022 (5)(9)	35,959,675

			51,769,675

		Ford Motor Credit
6,870,000	USD	7.000% due 04/15/2015	7,551,779
3,200,000	USD	8.000% due 12/15/2016	3,723,958
17,145,000	USD	8.125% due 01/15/2020	20,397,475

			31,673,212

		Frontier Communications
14,400,000	USD	8.750% due 04/15/2022 (5)	15,660,000
20,275,000	USD	9.000% due 08/15/2031 (5)	20,984,625

			36,644,625

		General Motors (Escrow Shares)
2,240,000	USD	7.125% due 07/15/2013 (4)	52,080
7,200,000	USD	8.800% due 03/01/2021 (4)	167,400
35,495,000	USD	8.250% due 07/15/2023 (4)	825,259
2,485,000	USD	8.100% due 06/15/2024 (4)	57,776
3,550,000	USD	8.375% due 07/15/2033 (4)	82,538

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	63

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		General Motors (Escrow Shares)—Continued

3,460,000	USD	7.375% due 05/23/2048 (4)	$79,580

			1,264,633

11,160,000	USD	Great Atlantic & Pacific Tea 11.375% due 08/01/2015 (5)(7)(9)	11,215,800

15,180,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)(9)	15,939,000

		HCA Inc
2,864,000	USD	7.190% due 11/15/2015 (5)	2,896,220
3,859,000	USD	7.250% due 09/15/2020 (5)	4,167,720

			7,063,940

5,330,000	USD	Headwaters Inc 7.625% due 04/01/2019 (5)(9)	5,449,925

24,315,000	USD	HOA Restaurant 11.250% due 04/01/2017 (5)(9)	25,226,812

11,449,000	USD	IASIS Healthcare Capital 8.750% due 06/15/2014 (5)	11,735,225

23,890,000	USD	IMS Health 12.500% due 03/01/2018 (5)(9)	28,429,100

18,015,000	USD	ING Capital 3.907% due 12/29/2049 (5)(6)	17,470,353

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)(9)	15,937,600

5,715,000	USD	Inverness Medical Innovations 7.875% due 02/01/2016 (5)	6,115,050

2,460,000	USD	JP Morgan Chase Capital XX, Series T 6.550% due 09/29/2036 (5)	2,539,032

31,051,000	USD	K Hovnanian Enterprises 10.625% due 10/15/2016 (5)	33,224,570

18,085,000	USD	KB Home 9.100% due 09/15/2017 (5)	19,215,312

See Notes to Financial Statements

64	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

14,320,000	USD	Landry’s Restaurant 11.625% due 12/01/2015 (5)	$15,573,000

48,991,000	USD	Level 3 Financing 10.000% due 02/01/2018 (5)	53,155,235

25,265,000	USD	MacDermid Inc 9.500% due 04/15/2017 (5)(9)	27,033,550

26,240,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	27,355,200

15,145,000	USD	Merge Healthcare 11.750% due 05/01/2015 (5)	16,432,325

9,855,000	USD	Meritage Homes 7.731% due 04/30/2017 (5)(9)	9,263,700

		Mirant Americas Generation
3,555,000	USD	8.500% due 10/01/2021 (5)	3,759,413
35,242,650	USD	9.125% due 05/01/2031 (5)	36,476,143

			40,235,556

		Momentive Performance Materials
8,715,000	USD	9.000% due 01/15/2021 (5)(9)	9,412,200
15,585,000	EUR	9.500% due 01/15/2021 (5)(9)	24,757,295

			34,169,495

3,025,000	USD	Montana Re 10.060% due 12/07/2012 (4)(6)(9)	2,981,138

21,060,000	USD	Needle Merger 8.125% due 03/15/2019 (5)(9)	21,691,800

		New Albertsons
9,592,000	USD	7.750% due 06/15/2026	8,369,020
4,420,000	USD	6.625% due 06/01/2028	3,447,600
19,080,000	USD	7.450% due 08/01/2029 (5)	16,074,900
9,540,000	USD	8.700% due 05/01/2030 (5)	8,633,700

			36,525,220

7,675,000	USD	NewMarket Corp 7.125% due 12/15/2016 (5)	8,068,344

31,770,000	USD	Paetec Escrow 9.875% due 12/01/2018 (5)(9)	34,549,875

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

34,940,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 (5)(9)	$36,424,950

21,125,000	USD	Plains Exploration & Production 8.625% due 10/15/2019 (5)	23,633,594

20,845,000	USD	PNC Preferred Funding Trust I 6.517% due 03/29/2049 (5)(6)(9)	18,293,968

1,340,000	USD	RadioShack Corp 6.750% due 05/15/2019 (5)(9)	1,353,400

		Reynolds Group Issuer
1,230,000	USD	7.125% due 04/15/2019 (5)(9)	1,288,425
28,755,000	USD	9.000% due 04/15/2019 (5)(9)	30,444,356

			31,732,781

		Rite Aid
7,310,000	USD	10.375% due 07/15/2016 (5)	8,004,450
38,625,000	USD	10.250% due 10/15/2019 (5)	43,066,875

			51,071,325

11,625,000	USD	RSC Equipment Rental 8.250% due 02/01/2021 (5)	12,322,500

		SandRidge Energy
10,472,000	USD	8.750% due 01/15/2020 (5)	11,571,560
27,876,250	USD	7.500% due 03/15/2021 (5)(9)	29,374,598

			40,946,158

9,605,000	USD	Stanadyne Corp 12.000% due 02/15/2015 (5)(8)	9,893,150

8,135,000	USD	Stanadyne Corp, Series 1 10.000% due 08/15/2014 (4)(5)	8,368,881

		Standard Pacific
26,081,000	USD	10.750% due 09/15/2016 (5)	30,710,377
18,035,000	USD	8.375% due 01/15/2021 (5)(9)	18,666,225

			49,376,602

14,115,000	USD	Successor X 9.415% due 02/25/2014 (4)(6)	13,587,099

See Notes to Financial Statements

66	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

10,850,000	USD	Swift Services Holdings 10.000% due 11/15/2018 (5)(9)	$11,962,125

23,535,000	USD	Toys R Us Property 10.750% due 07/15/2017 (5)	26,800,481

		Universal Hospital Services
22,418,000	USD	3.834% due 06/01/2015 (5)(6)	21,885,572
860,000	USD	8.500% due 06/01/2015 (5)	899,775

			22,785,347

28,430,000	USD	Vanguard Health 8.000% due 02/01/2018 (5)	29,851,500

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)(9)	17,296,050

2,380,000	USD	Verso Paper 8.750% due 02/01/2019 (5)(9)	2,469,250

		Verso Paper, Series B
5,500,000	USD	4.054% due 08/01/2014 (5)(6)	5,362,500
24,415,000	USD	11.375% due 08/01/2016 (5)	26,124,050

			31,486,550

12,970,000	USD	Visant Corp 10.000% due 10/01/2017 (5)	14,072,450

19,480,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)(9)	19,382,600

7,325,000	USD	WCA Waste 9.250% due 06/15/2014 (5)	7,563,063

4,650,000	USD	Wells Fargo Capital XIII, Multi-Coupon 7.700% due 12/29/2049 (5)(6)	4,838,325

		Windstream Corp
1,500,000	USD	7.750% due 10/15/2020 (5)(9)	1,597,500
3,100,000	USD	7.750% due 10/15/2020 (5)	3,301,500
4,445,000	USD	7.750% due 10/01/2021 (5)(9)	4,722,813
25,705,000	USD	7.500% due 04/01/2023 (5)(9)	26,219,100

			35,840,913

28,975,000	USD	Wyle Services 10.500% due 04/01/2018 (5)(9)	31,510,312

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	67

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued

34,110,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)(9)	$35,303,850

			1,840,871,597

		United Kingdom—5.2%
4,126,000	USD	Barclays Bank 5.926% due 09/29/2049 (5)(6)(9)	3,981,590

6,870,000	USD	Barclays Bank, Series 1 6.278% due 12/29/2049 (5)(6)	6,165,825

17,240,000	GBP	Boparan Holdings 9.875% due 04/30/2018 (5)(9)	29,231,470

35,615,000	EUR	Channel Link Enterprises 2.504% due 06/30/2012 (6)	49,056,999

19,255,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 (5)(6)(9)	18,099,700

		Intelsat Jackson Holdings
30,645,000	USD	7.250% due 04/01/2019 (5)(9)	31,315,359
6,560,000	USD	7.500% due 04/01/2021 (5)(9)	6,691,200

			38,006,559

7,250,000	USD	Intelsat Luxembourg 11.250% due 02/04/2017 (5)	7,947,813

1,520,000	EUR	LBG Capital No. 1 6.439% due 05/23/2020	2,026,213

9,255,000	EUR	LBG Capital No. 2 6.385% due 05/12/2020	12,405,780

		Punch Taverns Finance
8,285,000	GBP	5.943% due 12/30/2024	11,867,947
6,254,348	GBP	4.767% due 06/30/2033 (5)	8,915,165

			20,783,112

			187,705,061

		Canada—3.9%

		Air Canada
22,555,088	USD	9.250% due 08/01/2015 (5)(9)	23,457,292

See Notes to Financial Statements

68	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Canada—Continued
		Air Canada—Continued

20,527,642	USD	12.000% due 02/01/2016 (5)(9)	$21,348,748

			44,806,040

10,265,000	USD	Garda World Security 9.750% due 03/15/2017 (5)(9)	11,060,537

23,732,000	USD	Patheon Inc 8.625% due 04/15/2017 (5)(9)	24,859,270

12,950,000	USD	Reliance Intermediate 9.500% due 12/15/2019 (5)(9)	14,342,125

15,642,000	USD	Telesat Canada 12.500% due 11/01/2017 (5)	18,692,190

27,540,000	USD	Trinidad Drilling 7.875% due 01/15/2019 (5)(9)	29,330,100

			143,090,262

		Germany—1.4%

		OXEA Finance
715,000	EUR	9.625% due 07/15/2017 (5)	1,164,924
9,740,000	EUR	9.625% due 07/15/2017 (5)(9)	15,869,043

			17,033,967

22,140,000	EUR	UPC Germany GmbH 8.125% due 12/01/2017 (5)(9)	34,596,261

			51,630,228

		Australia—1.4%
12,835,000	USD	Mirabela Nickel 8.750% due 04/15/2018 (5)(9)	13,187,962

33,882,287	AUD	Seven Media Group 11.000% due 12/30/2013 (4)	37,231,201

			50,419,163

		Spain—1.3%
11,985,000	USD	BBVA International Preferred Unipersonal 5.919% due 12/29/2049 (5)(6)	10,231,355

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Spain—Continued

24,215,000	EUR	Inaer Aviation Finance 9.500% due 08/01/2017 (5)	$36,583,371

			46,814,726

		Netherlands—1.2%
4,677,000	USD	BLT Finance 7.500% due 05/15/2014 (5)	4,034,188

		DTEK Finance
10,985,000	USD	9.500% due 04/28/2015 (9)	11,891,263
6,255,000	USD	9.500% due 04/28/2015	6,771,038

			18,662,301

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 (9)	18,360,600

1,423,000	EUR	Sensata Technologies 9.000% due 05/01/2016 (5)	2,202,522

			43,259,611

		Italy—1.2%

		Wind Acquisition Finance
2,650,000	EUR	11.750% due 07/15/2017 (5)(9)	4,592,306
6,300,000	USD	11.750% due 07/15/2017 (5)(9)	7,355,250
4,635,000	EUR	11.750% due 07/15/2017 (5)	8,032,203

			19,979,759

6,300,000	USD	Wind Acquisition Finance (Escrow Shares) 11.750% due 07/15/2017	—

		Wind Acquisition Holdings Finance
3,126,492	EUR	12.250% due 07/15/2017 (5)(9)	5,672,735
8,968,048	EUR	12.250% due 07/15/2017 (5)	16,271,707

			21,944,442

			41,924,201

		France—1.1%
7,830,000	EUR	Groupe BPCE 5.250% due 07/29/2049 (5)(6)	10,698,607

		Labco SAS
8,265,000	EUR	8.500% due 01/15/2018 (5)	12,639,561

See Notes to Financial Statements

70	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		France—Continued
		Labco SAS—Continued

11,160,000	EUR	8.500% due 01/15/2018 (5)(9)	$17,066,849

			29,706,410

			40,405,017

		Indonesia—1.0%
14,155,000	USD	Berau Capital Resources, Series 1 12.500% due 07/08/2015 (5)(9)	16,915,225

18,645,000	USD	GT 2005 Bonds, Multi-Coupon 5.000% due 07/21/2014 (5)(8)	17,805,975

			34,721,200

		Czech Republic—0.9%
21,130,000	EUR	CET 21 SPOL 9.000% due 11/01/2017 (5)(9)	34,426,373

		Norway—0.6%
29,170,668	USD	Trico Shipping 13.875% due 11/01/2014 (4)(5)(6)(7)(9)	22,607,267

		Ireland—0.6%

		Ardagh Glass Finance
13,035,000	EUR	7.125% due 06/15/2017 (5)	18,824,122
855,000	EUR	8.750% due 02/01/2020 (5)(9)	1,320,205

			20,144,327

735,000	USD	Ardagh Packaging Finance 7.375% due 10/15/2017 (5)(9)	792,881

			20,937,208

		Cyprus—0.5%
17,935,000	USD	Mriya Agro Holding 10.950% due 03/30/2016 (5)(9)	17,948,597

		Russia—0.5%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	17,196,356

		Brazil—0.4%
4,025,000	USD	Banco Cruzeiro do Sul 8.250% due 01/20/2016 (9)	3,969,857

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	71

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
CORPORATE BONDS—Continued
		Brazil—Continued

		Fibria Overseas Finance
7,700,000	USD	7.500% due 05/04/2020 (5)(9)	$8,527,750
1,578,000	USD	7.500% due 05/04/2020 (5)	1,747,635

			10,275,385

			14,245,242

		Belgium—0.4%
8,785,000	EUR	Ontex IV 7.500% due 04/15/2018 (5)(9)	13,190,818

		China—0.3%
35,280,000	CNY	China SCE Property 10.500% due 01/14/2016 (9)	5,157,842

6,490,000	USD	Winsway Coking Coal Holdings 8.500% due 04/08/2016 (5)(9)	6,482,212

			11,640,054

		Mexico—0.1%
1,965,000	USD	MultiCat Mexico 2009, Series B 10.260% due 10/19/2012 (4)(6)(9)	2,046,940

1,965,000	USD	MultiCat Mexico 2009, Series C 10.260% due 10/19/2012 (4)(6)(9)	2,048,709

			4,095,649

		Switzerland—0.1%
2,785,000	EUR	UBS AG 4.280% due 04/29/2049 (5)(6)	3,794,962

		Sweden—0.0%
115,000	EUR	TVN Finance 10.750% due 11/15/2017 (5)	192,475

		TOTAL CORPORATE BONDS (Cost $2,454,336,692)	2,641,116,067

BANK LOANS—13.0%
		United States—8.9%
2,410,000	USD	CityCenter Holdings 7.500% due 01/13/2015 (6)	2,437,113

		Coinmach Corp
4,912,060	USD	3.235% due 11/14/2014 (6)	4,703,298

See Notes to Financial Statements

72	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
BANK LOANS—Continued
		United States—Continued
		Coinmach Corp—Continued

30,527,594	USD	3.290% due 11/20/2014 (6)	$28,848,577

			33,551,875

10,234,350	USD	Fibertech Networks 6.750% due 10/13/2016 (6)	10,375,072

29,430,031	USD	Global Brass & Copper 10.250% due 07/29/2015 (4)(6)	29,871,481

1,670,000	USD	Great Atlantic & Pacific Tea 8.750% due 06/15/2012 (6)	1,697,096

		Hawker Beechcraft Acquisition
4,330,092	USD	2.238% due 03/26/2014 (6)	3,823,713
302,338	USD	2.307% due 03/26/2014 (6)	266,981
10,524,632	USD	10.500% due 03/26/2014 (6)	10,735,125

			14,825,819

18,696,438	USD	Hercules Offshore 7.500% due 07/11/2013 (6)	18,511,137

6,046,887	USD	High Plains Broadcasting 9.000% due 09/14/2016 (6)	6,077,121

29,355,000	USD	N.E.W. Holdings I LLC 9.500% due 03/22/2017 (6)	30,382,425

22,066,036	USD	Newport Television 9.000% due 09/14/2016 (6)	22,203,949

17,994,900	USD	Spectrum Brands 5.010% due 06/06/2016 (6)	18,226,260

45,532,074	USD	Texas Competitive Electric 3.732% due 10/10/2014 (6)	39,356,786

23,380,000	USD	Tribune Co Zero Coupon due 06/04/2014 (6)(7)	16,323,776

48,761,372	USD	Univision Communications 4.461% due 03/31/2017 (6)	47,777,026

26,900,327	USD	YRC Worldwide Zero Coupon due 08/17/2012 (6)	29,697,561

			321,314,497

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	73

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
BANK LOANS—Continued

		United Kingdom—1.5%
34,540,192	EUR	Ineos Holdings 9.001% due 12/16/2015 (6)	$53,861,081

		France—1.0%
29,280,000	EUR	Tyrol Acquisition 4.551% due 07/19/2016 (6)	37,079,705

		Canada—0.8%
28,133,625	CAD	Gateway Casinos & Entertainment 6.500% due 04/20/2016 (6)	30,069,364

1,356,845	USD	Progressive Moulded Products Zero Coupon due 08/16/2011 (4)(6)(7)	6,791

			30,076,155

		Germany—0.7%
16,162,737	EUR	Kabel Deutschland 8.274% due 11/18/2014 (6)	24,717,473

		Netherlands—0.1%
2,881,115	EUR	UPC Broadband 2.962% due 10/16/2011 (6)	4,219,355

		Norway—0.0%
1,248,341	USD	Trico Shipping 13.500% due 09/21/2011 (4)(6)	1,248,341

		TOTAL BANK LOANS (Cost $441,469,287)	472,516,607

FOREIGN GOVERNMENT BONDS—3.2%
		Brazil—1.4%

		Brazil Notas do Tesouro Nacional, Series F
35,615,000	BRL	10.000% due 01/01/2012	22,261,442
46,435,000	BRL	10.000% due 01/01/2013	28,328,193

			50,589,635

		Indonesia—0.8%

		Indonesia Treasury Bond
72,117,000,000	IDR	9.000% due 09/15/2013	8,899,039
41,600,000,000	IDR	9.000% due 09/15/2018	5,266,194
117,200,000,000	IDR	10.000% due 09/15/2024	15,456,756

			29,621,989

See Notes to Financial Statements

74	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
FOREIGN GOVERNMENT BONDS—Continued

		Ghana—0.4%

		Ghana Government Bond
4,400,000	GHS	14.470% due 12/15/2011 (4)	$2,988,443
6,500,000	GHS	15.000% due 12/10/2012 (4)	4,596,951
2,800,000	GHS	19.000% due 01/14/2013 (4)	2,098,237
4,570,000	GHS	14.250% due 07/29/2013 (4)	3,195,366
4,120,000	GHS	13.300% due 09/30/2013 (4)	2,837,039

			15,716,036

		Ukraine—0.4%
11,875,000	USD	Ukraine Government 7.950% due 02/23/2021 (9)	12,480,625

		Venezuela—0.2%
10,405,000	USD	Venezuela Government International Bond 7.750% due 10/13/2019	7,231,475

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $103,724,847)	115,639,760

Share
Amount
PREFERRED STOCKS—1.2%
		United States—1.2%
22,432	USD	Ally Financial 7.000% (5)(9)	20,867,368

326,000	USD	General Motors 4.750%	16,238,060

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	6,642,515

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	37,456

		TOTAL PREFERRED STOCKS (Cost $42,699,352)	43,785,399

COMMON STOCKS—0.6%
	Greece—0.3%
539,495	Largo Ltd-Class A (1)(4)		1,142,674

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	75

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value (Note 2)
COMMON STOCKS—Continued
	Greece—Continued

4,855,471	Largo Ltd-Class B (1)(4)		$10,284,105

			11,426,779

	United States—0.3%
28,233	Federal Mogul (1)		748,174
225,674	General Motors (1)		7,241,888

			7,990,062

		TOTAL COMMON STOCKS (Cost $22,688,029)	19,416,841

EQUITY LINKED NOTES—0.2%
	United States—0.2%
205,158	General Motors, Issued by General Motors, Expires 07/10/2016 (1)		4,753,521
205,158	General Motors, Issued by General Motors, Expires 07/10/2019 (1)		3,651,820

		TOTAL EQUITY LINKED NOTES (Cost $5,898,166)	8,405,341

Face
Value
CONVERTIBLE BONDS—0.2%
		United States—0.2%
3,435,000	USD	Carrizo Oil & Gas 4.375% due 06/01/2028 (5)	3,460,763

4,570,000	USD	Clearwire Communications/Finance 8.250% due 12/01/2040 (5)(9)	4,775,650

		TOTAL CONVERTIBLE BONDS (Cost $7,490,853)	8,236,413

CREDIT LINKED NOTE—0.2%
		Ukraine—0.2%
50,000,000	UAH	ING Americas Issuance 20.000% due 10/31/2012 (Cost $5,952,841) (4)	7,272,271

See Notes to Financial Statements

76	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
REPURCHASE AGREEMENT—6.4%
		United States—6.4%
230,282,874	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/29/2011, due 05/02/2011, with maturity value of $230,283,065 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-3.750%, maturities ranging from 08/23/2011-09/09/2011, and an aggregate fair value of $234,890,025. (Cost $230,282,874)	$230,282,874

TIME DEPOSIT—0.1%
		United States—0.1%
4,590,000	USD	State Street Euro Dollar Time Deposit 0.010% due 05/02/2011 (Cost $4,590,000) (11)	4,590,000

		TOTAL INVESTMENTS—97.9% (Cost $3,319,132,941)	3,551,261,573
		OTHER ASSETS AND LIABILITIES—2.1%	77,205,112

		TOTAL NET ASSETS—100.0%	$3,628,466,685

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,323,568,288.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	77

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	April 30, 2011

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
06/23/11	JPMorgan Chase Bank N.A.	MXN	620,535,000	53,655,073	51,134,706	$2,520,367
05/02/11	JPMorgan Chase Bank N.A.	NOK	590,520,378	112,552,963	104,081,000	8,471,963
07/05/11	JPMorgan Chase Bank N.A.	NOK	720,164,720	136,748,878	136,400,000	348,878

Net unrealized appreciation on forward foreign exchange contracts to buy						$11,341,208

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
05/16/11	JPMorgan Chase Bank N.A.	EUR	117,618,500	174,148,479	162,231,197	$(11,917,282)
05/31/11	Brown Brothers Harriman & Co	EUR	165,360,000	244,734,782	242,037,432	(2,697,350)
06/30/11	JPMorgan Chase Bank N.A.	EUR	80,960,000	119,724,457	118,317,373	(1,407,084)
05/02/11	JPMorgan Chase Bank N.A.	NOK	547,466,060	104,346,827	104,081,000	(265,827)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(16,287,543)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Yuan Renminbi
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
UAH	— Ukraine Hryvnia
USD	— United States Dollar

See Notes to Financial Statements

78	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio Global High Income Fund

At April 30, 2011, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
SECURITY TYPE
Corporate Bonds	72.8%	$2,641,116,067
Bank Loans	13.0	472,516,607
Foreign Government Bonds	3.2	115,639,760
Preferred Stocks	1.2	43,785,399
Common Stocks	0.6	19,416,841
Equity Linked Notes	0.2	8,405,341
Convertible Bonds	0.2	8,236,413
Credit Linked Note	0.2	7,272,271
Short-term Investments	6.5	234,872,874	*

Total Investments	97.9	3,551,261,573
Other Assets and Liabilities (Net)	2.1	77,205,112	*

Net Assets	100.0%	$3,628,466,685

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $108,980,000, which is 3.00% of net assets. Other assets and liabilities includes swaps with a net fair value of $5,379,345, which is 0.15% of net assets.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	79

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—95.2%†
	Semiconductors & Semiconductor Equipment—12.1%
50,070	Advanced Energy Industries (1)	$708,490
6,940	EZchip Semiconductor (1)	222,010
40,990	Integrated Device Technology (1)	333,454
29,421	Magnachip Semiconductor (1)	410,423
10,385	Mellanox Technologies (1)	306,773
5,350	Power Integrations	215,819
34,150	Sequans Communications ADR (1)	350,379

		2,547,348

	Banks—10.9%
30,830	First Community Bancshares	458,134
31,532	First Defiance Financial (1)	431,358
13,760	First of Long Island	372,208
8,974	Shore Bancshares	86,868
116,110	West Coast Bancorp (1)	415,674
11,539	WSFS Financial	518,909

		2,283,151

	Health Care Equipment & Services—8.9%
13,110	ePocrates Inc (1)	306,774
23,760	Insulet Corp (1)	510,602
25,385	Natus Medical (1)	430,783
20,205	NuVasive Inc (1)	624,133

		1,872,292

	Capital Goods—8.2%
24,774	Keyw Holding (1)	277,221
22,680	LMI Aerospace (1)	454,734
33,810	NCI Building Systems (1)	418,568
19,593	SeaCube Container Leasing	317,994
117,929	Westinghouse Solar (1)	248,830

		1,717,347

	Pharmaceuticals & Biotechnology—6.2%
105,770	Enzo Biochem (1)	422,022
45,592	ISTA Pharmaceuticals (1)	467,318
42,970	Pain Therapeutics (1)	408,645

		1,297,985

	Materials—6.0%
13,980	Buckeye Technologies	393,677

See Notes to Financial Statements

80	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Materials—Continued

418,000	Santa Fe Gold (1)	$459,800
46,410	Zagg Inc (1)	412,121

		1,265,598

	Consumer Services—5.7%
47,550	Isle of Capri Casinos (1)	453,627
40,015	Morgans Hotel (1)	346,130
54,150	Morton’s Restaurant (1)	400,710

		1,200,467

	Technology Hardware & Equipment—5.7%
24,149	DragonWave Inc (1)	200,920
28,620	Identive Group (1)	99,025
15,640	Newport Corp (1)	292,937
35,206	Super Micro Computer (1)	600,614

		1,193,496

	Commercial & Professional Services—5.6%
132,210	Cenveo Inc (1)	856,721
21,124	Intersections Inc	317,916

		1,174,637

	Transportation—5.0%
14,690	Allegiant Travel	659,140
34,040	Box Ships (1)	384,993

		1,044,133

	Energy—4.9%
57,730	Callon Petroleum (1)	395,450
46,400	Union Drilling (1)	629,184

		1,024,634

	Retailing—3.4%
19,240	Destination Maternity	449,639
42,160	New York & Co (1)	258,862

		708,501

	Automobiles & Components—2.5%
32,280	Tower International (1)	536,171

	Real Estate—2.0%
19,870	Pebblebrook Hotel Trust REIT	426,212

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	81

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Microcap Fund

Share	Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

Diversified Financials—1.9%
14,930	FXCM Inc-Class A	$198,718
31,590	Gain Capital (1)	202,492

401,210

Consumer Durables & Apparel—1.9%
84,790	Beazer Homes (1)	395,121

Media—1.5%
50,975	Lions Gate Entertainment (1)	323,182

Software & Services—1.5%
11,910	Sourcefire Inc (1)	317,044

Food, Beverage & Tobacco—1.3%
27,975	GLG Life Tech (1)	270,798

TOTAL COMMON STOCKS (Cost $16,993,098)	19,999,327

Face
Value	Currency
REPURCHASE AGREEMENT—2.9%
596,582	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/29/2011, due 05/02/2011, with a maturity value of $596,582 and an effective yield of 0.01%, collateralized by Federal National Mortgage Association, with a rate of 3.000%, a maturity of 09/29/2014 and an aggregate fair value of $609,000. (Cost $596,582)	596,582

TOTAL INVESTMENTS—98.1% (Cost $17,589,680)	20,595,909
OTHER ASSETS AND LIABILITIES—1.9%	404,602

TOTAL NET ASSETS—100.0%	$21,000,511

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $17,687,555.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

82	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio U.S. Microcap Fund

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	19.3%	$4,057,888
Industrials	18.7	3,936,117
Health Care	15.1	3,170,277
Consumer Discretionary	15.1	3,163,442
Financials	14.8	3,110,573
Materials	6.0	1,265,598
Energy	4.9	1,024,634
Consumer Staples	1.3	270,798
Short-term Investment	2.9	596,582

Total Investments	98.1	20,595,909
Other Assets and Liabilities (Net)	1.9	404,602

Net Assets	100.0%	$21,000,511

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	83

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—99.5%†
	Pharmaceuticals & Biotechnology—9.9%
51,344	Cepheid Inc (1)	$1,658,925
84,413	Myriad Genetics (1)	1,809,815
81,910	Par Pharmaceutical (1)	2,820,980
14,350	Questcor Pharmaceuticals (1)	294,175
81,280	Salix Pharmaceuticals (1)	3,193,491
91,532	Viropharma Inc (1)	1,765,652

		11,543,038

	Materials—8.7%
33,920	Airgas Inc	2,355,744
60,447	Buckeye Technologies	1,702,188
49,203	Coeur d’Alene Mines (1)	1,560,227
67,323	CVR Partners (1)	1,288,562
35,070	Intrepid Potash (1)	1,201,498
125,209	STR Holdings (1)	2,062,193

		10,170,412

	Capital Goods—8.1%
53,280	Astec Industries (1)	2,066,198
38,414	Carlisle Cos	1,903,030
131,603	Keyw Holding (1)	1,472,638
72,400	Oshkosh Corp (1)	2,292,184
73,640	TriMas Corp (1)	1,709,184

		9,443,234

	Semiconductors & Semiconductor Equipment—7.9%
160,687	Advanced Energy Industries (1)	2,273,721
335,114	Integrated Device Technology (1)	2,726,152
165,764	Magnachip Semiconductor (1)	2,312,408
191,270	Sequans Communications ADR (1)	1,962,430

		9,274,711

	Software & Services—7.9%
219,900	Compuware Corp (1)	2,491,467
60,353	Nice Systems Sponsored ADR (1)	2,301,260
78,951	Progress Software (1)	2,340,897
79,376	Sourcefire Inc (1)	2,112,989

		9,246,613

	Retailing—6.6%
150,442	Chico’s FAS	2,200,966

See Notes to Financial Statements

84	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Retailing—Continued

529,250	Office Depot (1)	$2,281,068
145,625	Saks Inc (1)	1,741,675
46,890	Urban Outfitters (1)	1,475,159

		7,698,868

	Technology Hardware & Equipment—6.4%
358,028	Brocade Communications Systems (1)	2,237,675
135,435	DragonWave Inc (1)	1,126,819
33,050	Itron Inc (1)	1,798,911
134,810	Super Micro Computer (1)	2,299,859

		7,463,264

	Energy—6.3%
53,507	Basic Energy Services (1)	1,644,805
45,039	Carrizo Oil & Gas (1)	1,794,354
63,400	Complete Production Services (1)	2,151,796
130,520	Union Drilling (1)	1,769,851

		7,360,806

	Diversified Financials—5.0%
121,764	FXCM Inc-Class A	1,620,679
53,016	Lazard Ltd-Class A	2,173,656
342,082	Penson Worldwide (1)	2,076,438

		5,870,773

	Transportation—4.9%
80,220	Allegiant Travel	3,599,472
191,520	Box Ships (1)	2,166,091

		5,765,563

	Banks—4.2%
736,739	Popular Inc (1)	2,320,728
56,391	WSFS Financial	2,535,903

		4,856,631

	Consumer Durables & Apparel—3.7%
194,550	KB Home	2,297,636
102,682	Skechers Inc-Class A (1)	1,956,092

		4,253,728

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	85

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Health Care Equipment & Services—3.6%
46,189	ArthroCare Corp (1)	$1,631,858
84,534	NuVasive Inc (1)	2,611,255

		4,243,113

	Consumer Services—3.6%
289,802	Morton’s Restaurant (1)	2,144,535
26,853	Weight Watchers International	2,087,821

		4,232,356

	Commercial & Professional Services—3.2%
578,286	Cenveo Inc (1)	3,747,293

	Insurance—3.1%
222,128	National Financial Partners (1)	3,574,040

	Real Estate—1.8%
98,026	Pebblebrook Hotel Trust REIT	2,102,658

	Media—1.6%
298,307	Lions Gate Entertainment (1)	1,891,266

	Food, Beverage & Tobacco—1.6%
27,965	Diamond Foods	1,834,504

	Food & Staples Retailing—1.4%
39,521	Fresh Market (1)	1,652,768

	TOTAL COMMON STOCKS (Cost $98,614,061)	116,225,639

See Notes to Financial Statements

86	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Smallcap Fund

Face			Fair
Value	Currency	Description	Value (Note 2)
REPURCHASE AGREEMENT—0.8%
869,452	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/29/2011, due 05/02/2011, with a maturity value of $869,453 and effective yield of 0.01%, collateralized by Federal National Mortgage Association, with a rate of 4.125%, a maturity of 04/15/2014, and an aggregate fair value of $891,750. (Cost $869,452)	$869,452

		TOTAL INVESTMENTS—100.3% (Cost $99,483,513)	117,095,091
		OTHER ASSETS AND LIABILITIES—(0.3)%	(306,122)

		TOTAL NET ASSETS—100.0%	$116,788,969

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $101,648,521.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	87

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio U.S. Smallcap Fund

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	22.2%	$25,984,588
Industrials	16.2	18,956,090
Consumer Discretionary	15.5	18,076,218
Financials	14.1	16,404,102
Health Care	13.5	15,786,151
Materials	8.7	10,170,412
Energy	6.3	7,360,806
Consumer Staples	3.0	3,487,272
Short-term Investment	0.8	869,452

Total Investments	100.3	117,095,091
Other Assets and Liabilities (Net)	(0.3)	(306,122)

Net Assets	100.0%	$116,788,969

See Notes to Financial Statements

88	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—99.8%†
	Software & Services—9.7%
5,310	Adobe Systems (1)	$178,151
4,700	Akamai Technologies (1)	161,868
4,920	ANSYS Inc (1)	272,027
8,990	Electronic Arts (1)	181,418
3,830	Paychex Inc	125,279

		918,743

	Materials—9.0%
2,450	Agnico-Eagle Mines	170,471
4,950	Airgas Inc	343,778
5,300	Coeur d’Alene Mines (1)	168,063
2,701	CVR Partners (1)	51,697
3,300	Intrepid Potash (1)	113,058

		847,067

	Pharmaceuticals & Biotechnology—8.6%
2,120	Alexion Pharmaceuticals (1)	205,407
4,370	Human Genome Sciences (1)	128,784
7,410	Mylan Inc (1)	184,657
6,880	Myriad Genetics (1)	147,507
1,480	Waters Corp (1)	145,040

		811,395

	Capital Goods—7.7%
3,170	Carlisle Cos	157,042
6,440	Oshkosh Corp (1)	203,890
2,370	Parker Hannifin	223,538
1,700	SPX Corp	146,965

		731,435

	Energy—6.9%
1,770	Oil States International (1)	146,928
10,950	PetroHawk Energy (1)	295,759
860	Range Resources	48,547
2,340	Whiting Petroleum (1)	162,630

		653,864

	Diversified Financials—6.0%
3,940	Lazard Ltd-Class A	161,540
2,410	NYSE Euronext	96,521
2,670	T Rowe Price	171,547

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	89

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Diversified Financials—Continued

6,390	TD Ameritrade Holding	$137,641

		567,249

	Consumer Durables & Apparel—5.8%
2,770	Coach Inc	165,674
5,020	Lennar Corp-Class A	95,330
13,170	PulteGroup Inc (1)	107,072
1,760	VF Corp	176,985

		545,061

	Food, Beverage & Tobacco—5.3%
2,690	Diamond Foods	176,464
4,250	Dr. Pepper Snapple	166,600
2,130	J.M. Smucker	159,899

		502,963

	Retailing—5.3%
12,350	Chico’s FAS	180,680
2,630	Tiffany & Co	182,627
4,210	Urban Outfitters (1)	132,447

		495,754

	Semiconductors & Semiconductor Equipment—4.5%
18,540	Atmel Corp (1)	283,662
3,440	Cree Inc (1)	140,146

		423,808

	Technology Hardware & Equipment—4.4%
23,000	Brocade Communications Systems (1)	143,750
1,120	F5 Networks (1)	113,523
3,310	SanDisk Corp (1)	162,654

		419,927

	Consumer Services—3.6%
540	Chipotle Mexican Grill (1)	144,067
2,530	Weight Watchers International	196,707

		340,774

	Banks—3.5%
6,020	BB&T Corp	162,058

See Notes to Financial Statements

90	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued
	Banks—Continued

54,220	Popular Inc (1)	$170,793

		332,851

	Health Care Equipment & Services—3.5%
8,290	Allscripts Healthcare Solutions (1)	178,567
6,810	Hologic Inc (1)	149,956

		328,523

	Automobiles & Components—3.2%
4,410	Visteon Corp (1)	297,366

	Insurance—2.8%
2,180	Aflac Inc	122,494
4,450	Delphi Financial Group-Class A	142,178

		264,672

	Transportation—2.8%
5,870	Allegiant Travel	263,387

	Media—1.7%
6,310	CBS Corp-Class B	159,138

	Real Estate—1.7%
3,640	Plum Creek Timber REIT	156,848

	Commercial & Professional Services—1.6%
1,640	Stericycle Inc (1)	149,699

	Food & Staples Retailing—1.5%
2,320	Whole Foods Market	145,603

	Household & Personal Products—0.7%
970	Clorox Co	67,570

	TOTAL COMMON STOCKS (Cost $7,781,638)	9,423,697

	TOTAL INVESTMENTS—99.8% (Cost $7,781,638)	9,423,697
	OTHER ASSETS AND LIABILITIES—0.2%	21,336

	TOTAL NET ASSETS—100.0%	$9,445,033

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $7,794,792.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	91

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio U.S. Midcap Fund

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Consumer Discretionary	19.5%	$1,838,093
Information Technology	18.6	1,762,478
Financials	14.0	1,321,620
Industrials	12.1	1,144,521
Health Care	12.1	1,139,918
Materials	9.0	847,067
Consumer Staples	7.6	716,136
Energy	6.9	653,864

Total Investments	99.8	9,423,697
Other Assets and Liabilities (Net)	0.2	21,336

Net Assets	100.0%	$9,445,033

See Notes to Financial Statements

92	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2011

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—97.1%†
	Diversified Financials—11.1%
7,230	American Express	$354,848
1,320	Franklin Resources	170,438
2,260	Goldman Sachs	341,283
5,640	JPMorgan Chase	257,353
5,230	State Street	243,457

		1,367,379

	Software & Services—8.3%
6,260	Akamai Technologies (1)	215,594
11,320	Electronic Arts (1)	228,438
1,310	MasterCard Inc-Class A	361,416
6,780	Paychex Inc	221,774

		1,027,222

	Capital Goods—8.3%
4,020	Boeing Co	320,716
3,070	Parker Hannifin	289,562
3,290	Raytheon Co	159,729
2,820	United Technologies	252,616

		1,022,623

	Pharmaceuticals & Biotechnology—8.2%
5,650	Celgene Corp (1)	332,672
9,120	Myriad Genetics (1)	195,533
6,900	Salix Pharmaceuticals (1)	271,101
4,770	Teva Pharmaceutical Industries Sponsored ADR	218,132

		1,017,438

	Materials—7.0%
3,360	Agnico-Eagle Mines	233,789
14,510	Kinross Gold	229,839
2,040	Mosaic Co	152,714
2,400	Praxair Inc	255,408

		871,750

	Technology Hardware & Equipment—7.0%
1,230	Apple Inc (1)	428,323
6,610	EMC Corp (1)	187,327
6,150	Hewlett-Packard Co	248,276

		863,926

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	93

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

	Energy—6.8%
5,735	Carrizo Oil & Gas (1)	$228,482
2,760	Oil States International (1)	229,108
14,210	PetroHawk Energy (1)	383,812

		841,402

	Consumer Durables & Apparel—5.6%
4,290	Coach Inc	256,585
11,640	Lennar Corp-Class A	221,044
11,230	Skechers Inc-Class A (1)	213,931

		691,560

	Consumer Services—5.2%
660	Chipotle Mexican Grill (1)	176,081
4,480	Las Vegas Sands (1)	210,605
3,290	Weight Watchers International	255,798

		642,484

	Health Care Equipment & Services—5.1%
1,810	CR Bard	193,217
3,890	Express Scripts (1)	220,719
3,990	St Jude Medical	213,226

		627,162

	Commercial & Professional Services—4.2%
43,550	Cenveo Inc (1)	282,204
2,555	Stericycle Inc (1)	233,220

		515,424

	Food, Beverage & Tobacco—4.2%
2,520	J.M. Smucker	189,176
4,720	PepsiCo Inc	325,161

		514,337

	Semiconductors & Semiconductor Equipment—3.3%
26,430	Atmel Corp (1)	404,379

	Banks—2.6%
11,290	Wells Fargo	328,652

	Food & Staples Retailing—2.3%
3,520	Costco Wholesale	284,838

See Notes to Financial Statements

94	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Multicap Fund

Share	Fair
Amount	Description	Value (Note 2)
COMMON STOCKS—Continued

Transportation—2.0%
5,670	Allegiant Travel	$254,413

Retailing—2.0%
9,510	Lowe’s Cos	249,637

Media—2.0%
9,620	CBS Corp-Class B	242,616

Insurance—1.0%
2,230	Aflac Inc	125,304

Household & Personal Products—0.9%
1,650	Clorox Co	114,939

TOTAL COMMON STOCKS (Cost $9,902,985)	12,007,485

Face
Value	Currency
REPURCHASE AGREEMENT—3.5%
428,370	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/29/2011, due 05/02/2011, with a maturity value of $428,371 and an effective yield of 0.01%, collateralized by Federal National Mortgage Association, with a rate of 4.125%, a maturity of 04/15/2014 and an aggregate fair value of $440,438. (Cost $428,370)	428,370

TOTAL INVESTMENTS—100.6% (Cost $10,331,355)	12,435,855
OTHER ASSETS AND LIABILITIES—(0.6)%	(75,305)

TOTAL NET ASSETS—100.0%	$12,360,550

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $10,380,090.

Glossary of Currencies

USD	— United States Dollar

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	95

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	April 30, 2011

Artio U.S. Multicap Fund

Master Notes to the Portfolio of Investments.

†	Percentages indicated are based on Fund net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(3)	All or portion of this security was on loan to brokers at April 30, 2011.
(4)	Security determined to be illiquid by management.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

See Notes to Financial Statements

96	Artio Global Funds ï 2011 Semi-Annual Report

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	April 30, 2011

Artio U.S. Multicap Fund

At April 30, 2011, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value (Note 2)
INDUSTRY SECTOR
Information Technology	18.6%	$2,295,527
Consumer Discretionary	14.8	1,826,297
Financials	14.7	1,821,335
Industrials	14.5	1,792,460
Health Care	13.3	1,644,600
Consumer Staples	7.4	914,114
Materials	7.0	871,750
Energy	6.8	841,402
Short-term Investment	3.5	428,370

Total Investments	100.6	12,435,855
Other Assets and Liabilities (Net)	(0.6)	(75,305)

Net Assets	100.0%	$12,360,550

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	97

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2011

	Artio	Artio
	Global Equity	International Equity
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $9,219,101 and $774,118,537, respectively (Cost $61,700,310 and $7,834,432,703, respectively)	$69,629,319	$9,773,628,364
Affiliated securities, at fair value (Cost $0 and $431,584,445, respectively)	—	232,910,469
Repurchase agreements (Cost $594,039 and $0, respectively)	594,039	—
Cash on deposit for broker (Note 2)	—	600,000
Foreign currency, at fair value (Cost $18,243 and $45,286,579, respectively)	18,387	27,519,787
Receivables:
Investments sold	572,723	74,838,093
Fund shares sold	1,054	4,282,805
Interest and dividends	93,086	30,467,852
Tax reclaims	33,322	7,371,907
Daily variation margin on open financial futures contracts	—	1,037,955
Unrealized appreciation on forward foreign exchange contracts	—	785,771
Prepaid expense	—	164,030

Total Assets	70,941,930	10,153,607,033

LIABILITIES:
Payables:
Investments purchased	598,398	12,921,115
Fund shares repurchased	—	9,029,170
Collateral for securities loaned (Note 2)	9,400,672	818,956,889
Investment advisory fee (Note 3)	48,491	6,691,229
Unrealized depreciation on forward foreign exchange contracts	39,027	19,234,117
Note payable (Note 9)	—	101,412,031
Accrued expenses and other payables	150,757	3,160,576

Total Liabilities	10,237,345	971,405,127

NET ASSETS	$60,704,585	$9,182,201,906

NET ASSETS Consist of:
Par value	$1,445	$287,374
Paid in capital in excess of par value	82,697,457	9,577,430,906
Undistributed net investment loss	(81,426)	(86,439,867)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(29,809,757)	(2,016,925,803)
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	7,896,866	1,707,849,296

NET ASSETS	$60,704,585	$9,182,201,906

Class A	$12,761,411	$3,270,880,192

Class I	$47,943,174	$5,911,321,714

SHARES OUTSTANDING (Note 8)
Class A	305,554	104,029,437

Class I	1,139,330	183,345,026

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$41.76	$31.44

Class I	$42.08	$32.24

See Notes to Financial Statements

98	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2011

	Artio	Artio
	International Equity II	Total Return Bond
ASSETS:
Investments in securities, at fair value including fair value of securities on loan of $649,274,477 and $0, respectively (Cost $7,296,394,999 and $1,296,997,410, respectively)	$9,221,953,150	$1,352,272,184
Repurchase agreements (Cost $0 and $65,556,764, respectively)	—	65,556,764
Cash on deposit for broker (Note 2)	560,000	867,250
Foreign currency, at fair value (Cost $24,821,274 and $531,722, respectively)	24,973,520	559,039
Receivables:
Investments sold	71,257,162	21,653,780
Fund shares sold	9,019,283	3,359,545
Interest and dividends	32,057,671	12,098,676
Tax reclaims	6,721,686	—
Daily variation margin on open financial futures contracts	1,952,584	84,125
Unrealized appreciation on forward foreign exchange contracts	706,586	5,039,505
Prepaid expense	150,408	26,804

Total Assets	9,369,352,050	1,461,517,672

LIABILITIES:
Payables:
Investments purchased	7,653,499	64,297,717
Fund shares repurchased	7,387,422	883,079
Daily variation margin on open financial futures contracts	974,781	—
Dividends payable	—	212
Collateral for securities loaned (Note 2)	680,553,667	—
Investment advisory fee (Note 3)	6,333,635	416,312
Unrealized depreciation on forward foreign exchange contracts	17,564,353	6,950,817
Note payable (Note 9)	106,520,393	—
Accrued expenses and other payables	2,823,195	320,788

Total Liabilities	829,810,945	72,868,925

NET ASSETS	$8,539,541,105	$1,388,648,747

NET ASSETS Consist of:
Par value	$641,122	$101,829
Paid in capital in excess of par value	9,510,294,336	1,323,766,890
Undistributed net investment income	94,839	5,010,340
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(2,883,666,625)	5,667,835
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	1,912,177,433	54,101,853

NET ASSETS	$8,539,541,105	$1,388,648,747

Class A	$2,185,304,804	$259,615,603

Class I	$6,354,236,301	$1,129,033,144

SHARES OUTSTANDING (Note 8)
Class A	164,902,289	18,919,053

Class I	476,219,498	82,909,779

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$13.25	$13.72

Class I	$13.34	$13.62

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	99

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2011

	Artio	Artio
	Global High Income	U.S. Microcap
ASSETS:
Investments in securities, at fair value (Cost $3,088,850,067 and $16,993,098, respectively)	$3,320,978,699	$19,999,327
Repurchase agreements (Cost $230,282,874 and $596,582, respectively)	230,282,874	596,582
Cash	24,157	—
Foreign currency, at fair value (Cost $130,080,603 and $0, respectively)	130,862,215	—
Receivables:
Investments sold	49,487,022	312,122
Fund shares sold	13,357,663	281,386
Interest and dividends	64,338,309	—
Unfunded loan commitments (Note 2)	2,228,169	—
Unrealized appreciation on forward foreign exchange contracts	11,341,208	—
Open swaps agreements, at fair value (upfront payments paid $3,075,319 and $0, respectively)	5,379,345	—
Prepaid expense	79,987	267

Total Assets	3,828,359,648	21,189,684

LIABILITIES:
Payables:
Investments purchased	173,225,042	86,594
Fund shares repurchased	2,615,452	37,202
Dividends payable	195	—
Collateral from broker	4,590,000	—
Investment advisory fee (Note 3)	1,879,656	29,142
Unrealized depreciation on forward foreign exchange contracts	16,287,543	—
Accrued expenses and other payables	1,295,075	36,235

Total Liabilities	199,892,963	189,173

NET ASSETS	$3,628,466,685	$21,000,511

NET ASSETS Consist of:
Par value	$337,312	$1,601
Paid in capital in excess of par value	3,326,915,432	16,504,104
Undistributed net investment income (loss)	9,277,918	(66,871)
Accumulated net realized gain on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	62,774,359	1,555,448
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	229,161,664	3,006,229

NET ASSETS	$3,628,466,685	$21,000,511

Class A	$1,398,441,455	$9,535,377

Class I	$2,230,025,230	$11,465,134

SHARES OUTSTANDING (Note 8)
Class A	126,626,748	730,934

Class I	210,685,750	870,255

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.04	$13.05

Class I	$10.58	$13.17

See Notes to Financial Statements

100	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2011

	Artio	Artio
	U.S. Smallcap	U.S. Midcap
ASSETS:
Investments in securities, at fair value (Cost $98,614,061 and $7,781,638, respectively)	$116,225,639	$9,423,697
Repurchase agreements (Cost $869,452 and $0, respectively)	869,452	—
Cash	—	93,107
Receivables:
Investments sold	3,377,378	—
Fund shares sold	201,286	996
Dividends receivable	1,374	3,386
Prepaid expense	1,784	128

Total Assets	120,676,913	9,521,314

LIABILITIES:
Payables:
Investments purchased	3,684,633	28,804
Fund shares repurchased	64,575	—
Investment advisory fee (Note 3)	63,150	12,416
Accrued expenses and other payables	75,586	35,061

Total Liabilities	3,887,944	76,281

NET ASSETS	$116,788,969	$9,445,033

NET ASSETS Consist of:
Par value	$9,193	$743
Paid in capital in excess of par value	91,472,862	7,912,977
Undistributed net investment loss	(178,261)	(40,618)
Accumulated net realized gain (loss) on investments sold	7,873,597	(70,128)
Net unrealized appreciation on investments	17,611,578	1,642,059

NET ASSETS	$116,788,969	$9,445,033

Class A	$39,021,380	$4,014,421

Class I	$77,767,589	$5,430,612

SHARES OUTSTANDING (Note 8)
Class A	3,091,486	316,920

Class I	6,101,890	425,876

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$12.62	$12.67

Class I	$12.74	$12.75

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	101

STATEMENT OF ASSETS AND LIABILITIES (Continued) (Unaudited)	April 30, 2011

Artio
U.S. Multicap
ASSETS:
Investments in securities, at fair value (Cost $9,902,985)	$12,007,485
Repurchase agreements (Cost $428,370)	428,370
Receivables:
Fund shares sold	1,276
Dividends receivable	7,857
Prepaid expense	171

Total Assets	12,445,159

LIABILITIES:
Payables:
Investments purchased	36,238
Investment advisory fee (Note 3)	13,801
Accrued expenses and other payables	34,570

Total Liabilities	84,609

NET ASSETS	$12,360,550

NET ASSETS Consist of:
Par value	$1,028
Paid in capital in excess of par value	10,753,681
Undistributed net investment loss	(22,242)
Accumulated net realized loss on investments sold	(476,417)
Net unrealized appreciation on investments	2,104,500

NET ASSETS	$12,360,550

Class A	$4,343,556

Class I	$8,016,994

SHARES OUTSTANDING (Note 8)
Class A	362,513

Class I	665,548

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$11.98

Class I	$12.05

See Notes to Financial Statements

102	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2011

	Artio	Artio
	Global Equity	International Equity
INVESTMENT INCOME:
Interest	$50	$835
Securities lending income	17,683	2,032,878
Dividends, from unaffiliated issuers††	256,495	65,494,047
Dividends, from affiliated issuers†††	—	858,281

Total investment income	274,228	68,386,041

EXPENSES:
Investment advisory fee (Note 3)	265,015	41,364,544
Custody fees	131,852	5,218,312
Administration fees	11,785	1,011,879
Professional fees	13,213	297,849
Trustees’ fees and expenses	1,459	237,345
Registration and filing fees	12,829	34,302
Shareholder reports	3,515	207,582
Insurance premium expense	21,857	144,396
Interest expense	1,775	347,221
Commitment fee	2,382	39,750
Compliance expense	728	34,315
Miscellaneous fees	4,891	224,815

Total expenses common to all classes	471,301	49,162,310

Transfer agent fees
Class A	5,700	122,854
Class I	1,416	37,544
Distribution and shareholder servicing fees (Note 4)
Class A	15,420	4,330,218

Total gross expenses	493,837	53,652,926

Custody offset arrangement (Note 3)	(4)	(8,912)
Expenses reimbursed by investment adviser (Note 3) (1)	(136,711)	—
Expenses waived by investment adviser (Note 3)	(1,472)	(230,799)

Net expenses	355,650	53,413,215

NET INVESTMENT INCOME (LOSS)	(81,422)	14,972,826

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) on:
Investments	7,633,387	459,969,844
Financial futures contracts and synthetic futures	—	(22,190,929)
Forward foreign exchange contracts	(189,382)	(74,161,506)
Foreign currency transactions††††	18,128	2,086,117

Net realized gain on investments	7,462,133	365,703,526

Net change in unrealized appreciation on:
Investments	525,963	530,750,886
Financial futures contracts and synthetic futures	—	1,037,955
Forward foreign exchange contracts	12,881	35,859,303
Foreign currency transactions	1,914	873,538

Net change in unrealized appreciation of investments	540,758	568,521,682

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,002,891	934,225,208

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,921,469	$949,198,034

††	Net of foreign withholding taxes of $16,773 and $6,589,288 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
†††	Net of foreign withholding taxes of $0 and $34,963 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
††††	Net of Brazilian IOF tax of $2,398 and $0 for the Artio Global Equity Fund Inc. and Artio International Equity Fund, respectively.
(1)	The expenses reimbursed on Artio Global Equity Fund Inc. for Class A and Class I were $(33,040) and $(103,671), respectively.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	103

STATEMENT OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended April 30, 2011

	Artio	Artio
	International Equity II	Total Return Bond
INVESTMENT INCOME:
Interest†	$2,469	$36,037,562
Securities lending income	1,822,432	—
Dividends††	64,696,938	—

Total investment income	66,521,839	36,037,562

EXPENSES:
Investment advisory fee (Note 3)	38,268,655	2,544,128
Custody fees	4,246,748	467,591
Administration fees	730,885	29,718
Professional fees	271,903	68,978
Trustees’ fees and expenses	222,758	33,739
Registration and filing fees	79,423	51,536
Shareholder reports	265,812	40,052
Insurance premium expense	125,263	21,449
Interest expense	145,155	—
Commitment fee	42,422	24,808
Compliance expense	32,380	4,630
Miscellaneous fees	89,666	6,608

Total expenses common to all classes	44,521,070	3,293,237

Transfer agent fees
Class A	243,808	31,488
Class I	105,482	17,300
Distribution and shareholder servicing fees (Note 4)
Class A	2,676,535	346,340

Total gross expenses	47,546,895	3,688,365

Custody offset arrangement (Note 3)	(9,416)	(5,487)
Expenses reimbursed by investment adviser (Note 3) (1)	—	(107,944)
Expenses waived by investment adviser (Note 3)	(213,209)	(36,345)

Net expenses	47,324,270	3,538,589

NET INVESTMENT INCOME	19,197,569	32,498,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	362,128,484	12,592,371
Financial futures contracts and synthetic futures	(20,644,578)	3,208
Forward foreign exchange contracts	(66,515,782)	(5,867,639)
Foreign currency transactions††††	471,325	245,443

Net realized gain on investments	275,439,449	6,973,383

Net change in unrealized appreciation (depreciation) on:
Investments	558,965,158	(20,091,433)
Financial futures contracts and synthetic futures	977,803	428,685
Forward foreign exchange contracts	31,235,879	187,926
Foreign currency transactions	1,584,496	126,142

Net change in unrealized appreciation (depreciation) of investments	592,763,336	(19,348,680)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	868,202,785	(12,375,297)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$887,400,354	$20,123,676

†	Net of foreign withholding taxes of $0 and $51,586 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.
††	Net of foreign withholding taxes of $6,648,505 and $0 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.
††††	Net of Brazilian IOF tax of $242,973 and $0 for the Artio International Equity Fund II and Artio Total Return Bond Fund, respectively.
(1)	The expenses reimbursed on Artio Total Return Bond Fund for Class A and Class I were $(41,977) and $(65,967), respectively.

See Notes to Financial Statements

104	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended April 30, 2011

	Artio	Artio
	Global High Income	U.S. Microcap
INVESTMENT INCOME:
Interest†	$134,173,560	$29
Dividends	1,279,402	90,181

Total investment income	135,452,962	90,210

EXPENSES:
Investment advisory fee (Note 3)	10,695,729	100,092
Custody fees	708,163	15,539
Administration fees	46,513	1,742
Professional fees	143,928	12,709
Trustees’ fees and expenses	87,491	420
Registration and filing fees	131,692	22,588
Shareholder reports	170,417	948
Insurance premium expense	13,426	152
Interest expense	—	47
Commitment fee	76,528	1,253
Compliance expense	11,252	546
Miscellaneous fees	21,630	1,633

Total expenses common to all classes	12,106,769	157,669

Transfer agent fees
Class A	224,267	970
Class I	135,714	162
Distribution and shareholder servicing fees (Note 4)
Class A	1,600,090	8,766

Total gross expenses	14,066,840	167,567

Custody offset arrangement (Note 3)	(95,017)	(3)
Recoupment of expenses previously assumed by investment adviser (Note 3)	17,803	—
Expenses reimbursed by investment adviser (Note 3) (1)	(64,634)	(36,589)
Expenses waived by investment adviser (Note 3)	(82,270)	(400)

Net expenses	13,842,722	130,575

NET INVESTMENT INCOME (LOSS)	121,610,240	(40,365)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain (loss) on:
Investments	85,671,231	2,589,252
Swap contracts	5,345,086	—
Forward foreign exchange contracts	(30,430,967)	—
Foreign currency transactions	3,024,196	—

Net realized gain on investments	63,609,546	2,589,252

Net change in unrealized appreciation (depreciation) on:
Investments†††††	29,856,705	1,848,370
Swap contracts	(6,093,424)	—
Forward foreign exchange contracts	10,694,244	—
Foreign currency transactions	(2,372,122)	—

Net change in unrealized appreciation of investments	32,085,403	1,848,370

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	95,694,949	4,437,622

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,305,189	$4,397,257

†	Net of foreign withholding taxes of $280,176 and $0 for the Artio Global High Income Fund and Artio U.S. Microcap Fund, respectively.
†††††	Net of foreign capital gains tax of $319,592 and $0 for the Artio Global High Income Fund and Artio U.S. Microcap Fund, respectively.
(1)	The expenses reimbursed on Artio Global High Income Fund Class A and Class I were $(64,634) and $0, respectively. The expenses reimbursed on Artio U.S. Microcap for Class A and Class I were $(15,409) and $(21,180), respectively.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	105

STATEMENT OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended April 30, 2011

	Artio	Artio
	U.S. Smallcap	U.S. Midcap
INVESTMENT INCOME:
Interest	$123	$7
Dividends††	482,948	30,308

Total investment income	483,071	30,315

EXPENSES:
Investment advisory fee (Note 3)	465,068	31,683
Custody fees	22,496	10,706
Administration fees	2,683	2,300
Professional fees	15,715	12,428
Trustees’ fees and expenses	2,541	210
Registration and filing fees	26,749	22,663
Shareholder reports	23,866	271
Insurance premium expense	795	86
Interest expense	670	3
Commitment fee	1,120	1,241
Compliance expense	630	548
Miscellaneous fees	2,088	1,595

Total expenses common to all classes	564,421	83,734

Transfer agent fees
Class A	9,546	809
Class I	100,285	287
Distribution and shareholder servicing fees (Note 4)
Class A	39,237	4,553

Total gross expenses	713,489	89,383

Custody offset arrangement (Note 3)	(3)	(11)
Recoupment of expenses previously assumed by investment adviser (Note 3)	6,966	—
Expenses reimbursed by investment adviser (Note 3) (1)	(83,176)	(42,232)
Expenses waived by investment adviser (Note 3)	(2,448)	(198)

Net expenses	634,828	46,942

NET INVESTMENT LOSS	(151,757)	(16,627)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on:
Investments	10,762,985	691,085

Net realized gain on investments	10,762,985	691,085

Net change in unrealized appreciation on:
Investments	11,321,260	1,036,791

Net change in unrealized appreciation of investments	11,321,260	1,036,791

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	22,084,245	1,727,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,932,488	$1,711,249

††	Net of foreign withholding taxes of $0 and $59 for the Artio U.S. Smallcap Fund and Artio U.S. Midcap Fund, respectively.
(1)	The expenses reimbursed on Artio U.S. Smallcap Fund for Class A and Class I were $0 and $(83,176), respectively. The expenses reimbursed on Artio U.S. Midcap for Class A and Class I were $(20,060) and $(22,172), respectively.

See Notes to Financial Statements

106	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited) (Continued)

For the Six Months Ended April 30, 2011

Artio
U.S. Multicap
INVESTMENT INCOME:
Interest	$14
Dividends††	69,223

Total investment income	69,237

EXPENSES:
Investment advisory fee (Note 3)	38,280
Custody fees	9,831
Administration fees	2,317
Professional fees	12,508
Trustees’ fees and expenses	264
Registration and filing fees	21,863
Shareholder reports	343
Insurance premium expense	103
Commitment fee	1,240
Compliance expense	550
Miscellaneous fees	1,608

Total expenses common to all classes	88,907

Transfer agent fees
Class A	610
Class I	234
Distribution and shareholder servicing fees (Note 4)
Class A	4,542

Total gross expenses	94,293

Custody offset arrangement (Note 3)	(8)
Expenses reimbursed by investment adviser (Note 3) (1)	(37,648)
Expenses waived by investment adviser (Note 3)	(255)

Net expenses	56,382

NET INVESTMENT INCOME	12,855

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on:
Investments	792,576

Net realized gain on investments	792,576

Net change in unrealized appreciation on:
Investments	956,828

Net change in unrealized appreciation of investments	956,828

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,749,404

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,762,259

††	Net of foreign withholding taxes of $233 for the Artio U.S. Multicap Fund.
(1)	The expenses reimbursed on Artio U.S. Multicap for Class A and Class I were $(13,063) and $(24,585), respectively.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	107

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Artio Global Equity Fund Inc.

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(81,422)	$117,469
Net realized gain on investments	7,462,133	7,909,231
Net change in unrealized appreciation of investments	540,758	2,348,987

Net increase in net assets resulting from operations	7,921,469	10,375,687

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	—	(466,218)
Class I	(97,512)	(1,502,089)

Total distributions to shareholders	(97,512)	(1,968,307)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	635,513	1,555,984
Class I	6,446,252	21,457,884
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	427,401
Class I	81,615	1,354,987
Cost of shares redeemed
Class A	(1,791,311)	(8,991,108)
Class I	(28,147,774)	(16,280,465)

Net decrease from Fund share transactions	(22,775,705)	(475,317)

Net increase (decrease) in net assets	(14,951,748)	7,932,063

NET ASSETS
Beginning of period	75,656,333	67,724,270

End of period (including undistributed net investment (loss) income of $(81,426) and $97,508, respectively)	$60,704,585	$75,656,333

See Notes to Financial Statements

108	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio International Equity Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,972,826	$114,651,227
Net realized gain on investments	365,703,526	610,829,936
Net change in unrealized appreciation of investments	568,521,682	208,109,427

Net increase in net assets resulting from operations	949,198,034	933,590,590

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(61,880,801)	(312,693,549)
Class I	(112,081,692)	(464,863,718)

Total distributions to shareholders	(173,962,493)	(777,557,267)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	105,805,945	284,001,164
Class I	374,794,080	685,401,750
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	60,491,810	304,130,078
Class I	99,772,000	407,783,876
Cost of shares redeemed
Class A	(874,753,109)	(1,318,136,727)
Class I	(842,089,186)	(1,794,595,216)

Net decrease from Fund share transactions	(1,075,978,460)	(1,431,415,075)

Net decrease in net assets	(300,742,919)	(1,275,381,752)

NET ASSETS
Beginning of period	9,482,944,825	10,758,326,577

End of period (including undistributed net investment (loss) income of $(86,439,867) and $72,549,800, respectively)	$9,182,201,906	$9,482,944,825

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	109

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio International Equity Fund II

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,197,569	$102,677,697
Net realized gain on investments	275,439,449	280,930,557
Net change in unrealized appreciation of investments	592,763,336	372,638,438

Net increase in net assets resulting from operations	887,400,354	756,246,692

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(40,271,795)	(103,530,863)
Class I	(130,378,430)	(341,289,827)

Total distributions to shareholders	(170,650,225)	(444,820,690)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	242,894,167	626,381,765
Class I	910,784,240	1,779,295,234
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	37,982,653	99,920,171
Class I	90,114,958	213,807,193
Cost of shares redeemed
Class A	(433,010,816)	(802,773,219)
Class I	(1,537,251,443)	(2,848,274,565)

Net decrease from Fund share transactions	(688,486,241)	(931,643,421)

Net increase (decrease) in net assets	28,263,888	(620,217,419)

NET ASSETS
Beginning of period	8,511,277,217	9,131,494,636

End of period (including undistributed net investment income of $94,839 and $151,547,495, respectively)	$8,539,541,105	$8,511,277,217

See Notes to Financial Statements

110	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Total Return Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,498,973	$66,165,838
Net realized gain on investments	6,973,383	79,898,330
Net change in unrealized appreciation (depreciation) of investments	(19,348,680)	5,054,714

Net increase in net assets resulting from operations	20,123,676	151,118,882

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(4,785,428)	(11,120,626)
Class I	(24,694,887)	(53,469,238)
Distributions from realized gain
Class A	(9,906,333)	—
Class I	(40,537,488)	—

Total distributions to shareholders	(79,924,136)	(64,589,864)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	36,570,942	136,248,652
Class I	142,513,931	438,140,936
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	13,930,278	10,470,356
Class I	45,326,178	34,785,128
Cost of shares redeemed
Class A	(99,370,023)	(174,736,709)
Class I	(316,142,827)	(475,552,050)

Net decrease from Fund share transactions	(177,171,521)	(30,643,687)

Net increase (decrease) in net assets	(236,971,981)	55,885,331

NET ASSETS
Beginning of period	1,625,620,728	1,569,735,397

End of period (including undistributed net investment income of $5,010,340 and $1,991,682, respectively)	$1,388,648,747	$1,625,620,728

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	111

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio Global High Income Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$121,610,240	$199,069,825
Net realized gain on investments	63,609,546	123,315,403
Net change in unrealized appreciation of investments	32,085,403	37,111,561

Net increase in net assets resulting from operations	217,305,189	359,496,789

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(50,992,913)	(77,291,651)
Class I	(87,123,609)	(125,168,810)
Distributions from realized gain
Class A	(31,214,490)	—
Class I	(50,838,415)	—

Total distributions to shareholders	(220,169,427)	(202,460,461)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	420,295,814	1,000,594,646
Class I	666,206,112	1,499,770,538
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	73,650,072	68,400,882
Class I	101,661,971	99,259,758
Cost of shares redeemed
Class A	(319,291,238)	(628,711,516)
Class I	(407,664,199)	(749,472,836)

Net increase from Fund share transactions	534,858,532	1,289,841,472

Net increase in net assets	531,994,294	1,446,877,800

NET ASSETS
Beginning of period	3,096,472,391	1,649,594,591

End of period (including undistributed net investment income of $9,277,918 and $25,784,200, respectively)	$3,628,466,685	$3,096,472,391

See Notes to Financial Statements

112	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Microcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(40,365)	$(94,570)
Net realized gain on investments	2,589,252	705,479
Net change in unrealized appreciation of investments	1,848,370	1,065,882

Net increase in net assets resulting from operations	4,397,257	1,676,791

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	4,833,508	4,561,517
Class I	3,788,179	2,888,373
Cost of shares redeemed
Class A	(2,051,053)	(3,641,369)
Class I	(993,995)	(519,518)

Net increase from Fund share transactions	5,576,639	3,289,003

Net increase in net assets	9,973,896	4,965,794

NET ASSETS
Beginning of period	11,026,615	6,060,821

End of period (including undistributed net investment loss of $(66,871) and $(26,506), respectively)	$21,000,511	$11,026,615

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	113

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Smallcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(151,757)	$(431,500)
Net realized gain (loss) on investments	10,762,985	(1,530,579)
Net change in unrealized appreciation of investments	11,321,260	6,040,784

Net increase in net assets resulting from operations	21,932,488	4,078,705

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	14,582,059	42,487,000
Class I	12,594,572	52,213,686
Cost of shares redeemed
Class A	(9,479,408)	(26,932,106)
Class I	(6,065,247)	(3,389,647)

Net increase from Fund share transactions	11,631,976	64,378,933

Net increase in net assets	33,564,464	68,457,638

NET ASSETS
Beginning of period	83,224,505	14,766,867

End of period (including undistributed net investment loss of $(178,261) and $(26,504), respectively)	$116,788,969	$83,224,505

See Notes to Financial Statements

114	Artio Global Funds ï 2011 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Midcap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(16,627)	$(2,868)
Net realized gain on investments	691,085	1,188,107
Net change in unrealized appreciation of investments	1,036,791	79,382

Net increase in net assets resulting from operations	1,711,249	1,264,621

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	—	(2,214)
Class I	—	(8,251)

Total distributions to shareholders	—	(10,465)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	159,284	220,226
Class I	1,456,868	148,513
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	—	186
Class I	—	784
Cost of shares redeemed
Class A	(142,358)	(77,042)
Class I	(90,332)	(133,358)

Net increase from Fund share transactions	1,383,462	159,309

Net increase in net assets	3,094,711	1,413,465

NET ASSETS
Beginning of period	6,350,322	4,936,857

End of period (including undistributed net investment loss of $(40,618) and $(23,991), respectively)	$9,445,033	$6,350,322

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	115

STATEMENT OF CHANGES IN NET ASSETS (Continued) (Unaudited)

Artio U.S. Multicap Fund

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2011	October 31, 2010
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,855	$1,080
Net realized gain on investments	792,576	584,975
Net change in unrealized appreciation of investments	956,828	546,945

Net increase in net assets resulting from operations	1,762,259	1,133,000

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
Distributions from net investment income
Class A	(170)	(8,327)
Class I	(12,507)	(14,635)

Total distributions to shareholders	(12,677)	(22,962)

FUND SHARE TRANSACTIONS (NOTE 8):
Proceeds from sale of shares
Class A	814,727	76,842
Class I	1,676,944	2,366,268
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	10	508
Class I	5,971	817
Cost of shares redeemed
Class A	(98,831)	(80,526)
Class I	(142,630)	(156,949)

Net increase from Fund share transactions	2,256,191	2,206,960

Net increase in net assets	4,005,773	3,316,998

NET ASSETS
Beginning of period	8,354,777	5,037,779

End of period (including undistributed net investment loss of $(22,242) and $(22,420), respectively)	$12,360,550	$8,354,777

See Notes to Financial Statements

116	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010		2009	2008	2007	2006
Net Asset Value, beginning of period	$36.70		$32.55		$27.23	$47.02	$38.23	$31.45

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.09)		(0.01)		0.27	0.32	0.33	0.23
Net realized and unrealized gain (loss) on investments	5.15		5.05		5.15	(20.03)	8.46	6.55

Total income (loss) from investment operations	5.06		5.04		5.42	(19.71)	8.79	6.78

Less distributions:
From net investment income	—		(0.89)		(0.10)	(0.08)	—	—

Total Distributions	—		(0.89)		(0.10)	(0.08)	—	—

Net Asset Value, end of period	$41.76		$36.70		$32.55	$27.23	$47.02	$38.23

Total Return	13.79	%(3)	15.65%		19.94%	(42.00)%	23.02%	21.56%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$12,761		$12,302		$17,703	$16,045	$38,995	$29,852

Ratio of net investment income (loss) to average net assets	(0.47	)%(4)	(0.04)%		0.99%	0.79%	0.78%	0.65%
Ratio of net expenses to average net assets (1)(5)	1.40	%(4)(6)	1.40	%(6)	1.40%	1.45%	1.42%	1.42%
Ratio of net expenses to average net assets (1)	1.40	%(4)(6)	1.40	%(6)	1.40%	1.40%	1.40%	1.40%

Portfolio turnover rate	65	%(3)	195%		320%	200%	185%	162%

(1) The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the annualized operating expenses ratios would have been:
Ratio of gross expenses to average net assets (5)	1.94	%(4)(6)	1.78	%(6)	1.89%	1.75%	1.99%	2.26%
Ratio of gross expenses to average net assets	1.94	%(4)(6)	1.78	%(6)	1.89%	1.70%	1.97%	2.24%

(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	117

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global Equity Fund Inc.
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010		2009	2008	2007	2006
Net Asset Value, beginning of period	$37.01		$32.80		$27.55	$47.45	$38.48	$31.58

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.04)		0.07		0.35	0.39	0.46	0.38
Net realized and unrealized gain (loss) on investments	5.19		5.09		5.17	(20.10)	8.51	6.52

Total income (loss) from investment operations	5.15		5.16		5.52	(19.71)	8.97	6.90

Less distributions:
From net investment income	(0.08)		(0.95)		(0.27)	(0.19)	—	— (3)

Total Distributions	(0.08)		(0.95)		(0.27)	(0.19)	—	— (3)

Net Asset Value, end of period	$42.08		$37.01		$32.80	$27.55	$47.45	$38.48

Total Return	13.94	%(4)	15.94%		20.23%	(41.68)%	23.31%	21.89%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$47,943		$63,354		$50,021	$47,518	$74,033	$29,598

Ratio of net investment income (loss) to average net assets	(0.23	)%(5)	0.21%		1.27%	0.98%	1.08%	1.06%
Ratio of net expenses to average net assets (1)(6)	1.15	%(5)(7)	1.15	%(7)	1.15%	1.20%	1.17%	1.17%
Ratio of net expenses to average net assets (1)	1.15	%(5)(7)	1.15	%(7)	1.15%	1.15%	1.15%	1.15%

Portfolio turnover rate	65	%(4)	195%		320%	200%	185%	162%

(1) The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the annualized operating expenses ratios would have been:
Ratio of gross expenses to average net assets (6)	1.60	%(5)(7)	1.44	%(7)	1.50%	1.45%	1.65%	1.88%
Ratio of gross expenses to average net assets	1.60	%(5)(7)	1.44	%(7)	1.50%	1.40%	1.63%	1.86%

(2)	Based on average shares outstanding during the period.
(3)	Rounds to less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(7)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

118	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010		2009		2008		2007	2006
Net Asset Value, beginning of period	$28.87		$28.20		$24.46	†	$51.95		$43.09	$34.29

Income (loss) from investment operations:
Net investment income (1)	0.02		0.27		0.26		0.52		0.71	0.50
Net realized and unrealized gain (loss) on investments	3.06		2.48		3.94		(22.03)		12.60	9.87

Total income (loss) from investment operations	3.08		2.75		4.20		(21.51)		13.31	10.37

Less distributions:
From net investment income	(0.51)		(2.08)		(0.46)		(0.72)		(0.28)	—
From net realized gains on investments	—		—		—		(5.26)		(4.17)	(1.57)

Total Distributions	(0.51)		(2.08)		(0.46)		(5.98)		(4.45)	(1.57)

Net Asset Value, end of period	$31.44		$28.87		$28.20		$24.46	†	$51.95	$43.09

Total Return	10.78	%(2)	10.06%		17.62%		(46.49)%		33.33%	31.20%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$3,270,880		$3,692,638		$4,368,400		$4,884,851		$11,619,663	$9,092,359

Ratio of net investment income to average net assets	0.13	%(3)	1.00%		1.09%		1.31%		1.54%	1.28%
Ratio of net expenses to average net assets (4)	1.32	%(3)(5)	1.28	%(5)	1.26%		1.22%		1.24%	1.24%
Ratio of net expenses to average net assets	1.32	%(3)(5)(6)	1.28	%(5)(6)	1.21	%(6)	1.13	%(6)	1.19%	1.19%

Portfolio turnover rate	29	%(2)	105%		201%		55%		51%	62%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.33%, 1.28%, 1.21% and 1.13% for the periods ended April 30, 2011, October 31, 2010, 2009 and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class A shares was $24.44. The NAV above has been restated to correct an error which was identified subsequent to the close of the fiscal year.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	119

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010		2009		2008		2007	2006
Net Asset Value, beginning of period	$29.64		$28.89		$25.09	†	$53.15		$43.97	$34.96

Income (loss) from investment operations:
Net investment income (1)	0.07		0.35		0.33		0.63		0.85	0.52
Net realized and unrealized gain (loss) on investments	3.12		2.55		4.03		(22.60)		12.88	10.15

Total income (loss) from investment operations	3.19		2.90		4.36		(21.97)		13.73	10.67

Less distributions:
From net investment income	(0.59)		(2.15)		(0.56)		(0.83)		(0.38)	—
From net realized gains on investments	—		—		—		(5.26)		(4.17)	(1.66)

Total Distributions	(0.59)		(2.15)		(0.56)		(6.09)		(4.55)	(1.66)

Net Asset Value, end of period	$32.24		$29.64		$28.89		$25.09	†	$53.15	$43.97

Total Return	10.91	%(2)	10.37%		17.91%		(46.37)%		33.65%	31.53%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$5,911,322		$5,790,307		$6,389,926		$6,878,409		$15,310,511	$11,077,753

Ratio of investment income to average net assets	0.44	%(3)	1.26%		1.36%		1.56%		1.81%	1.29%
Ratio of net expenses to average net assets (4)	1.06	%(3)(5)	1.02	%(5)	1.01%		0.98%		0.99%	0.99%
Ratio of net expenses to average net assets	1.06	%(3)(5)(6)	1.02	%(5)(6)	0.95	%(6)	0.89	%(6)	0.94%	0.94%

Portfolio turnover rate	29	%(2)	105%		201%		55%		51%	62%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	Includes interest expense that amounts to less than 0.01%.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.07%, 1.02%, 0.95% and 0.89% for the periods ended April 30, 2011, October 31, 2010, 2009 and 2008, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund Class I shares was $25.07. The NAV above was restated to correct an error which was identified subsequent to the close of the fiscal year end.

See Notes to Financial Statements

120	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010		2009	2008	2007	2006
Net Asset Value, beginning of period	$12.18		$11.62		$10.15 †	$18.31	$14.07	$10.94

Income (loss) from investment operations:
Net investment income (1)	0.01		0.11		0.09	0.19	0.31	0.16
Net realized and unrealized gain (loss) on investments	1.29		1.00		1.71	(7.94)	4.01	2.97

Total income (loss) from investment operations	1.30		1.11		1.80	(7.75)	4.32	3.13

Less distributions:
From net investment income	(0.23)		(0.55)		(0.33)	(0.14)	(0.03)	—
From net realized gains on investments	—		—		—	(0.27)	(0.05)	—

Total Distributions	(0.23)		(0.55)		(0.33)	(0.41)	(0.08)	—

Net Asset Value, end of period	$13.25		$12.18		$11.62	$10.15 †	$18.31	$14.07

Total Return	10.81	%(2)	9.75%		18.23%	(43.18)%	30.89%	28.73%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,185,305		$2,156,072		$2,146,222	$1,309,002	$1,980,188	$722,531

Ratio of net investment income to average net assets	0.24	%(3)	0.98%		0.87%	1.25%	1.93%	1.25%
Ratio of net expenses to average net assets (4)(5)	1.31	%(3)(6)	1.29	%(6)	1.27%	1.28%	1.31%	1.33%
Ratio of net expenses to average net assets (7)	1.31	%(3)(6)	1.28	%(6)	1.24%	1.21%	1.29%	1.32%

Portfolio turnover rate	37	%(2)	123%		205%	89%	64%	61%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	On March 1, 2006, the expense cap changed from 1.35% to 1.32%.
(6)	Includes interest expense that amounts to less than 0.01%.
(7)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 1.32%, 1.28%, 1.25%, 1.21%, 1.28% and 1.32% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class A shares was $10.16.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	121

FINANCIAL HIGHLIGHTS (Unaudited)

Artio International Equity Fund II
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010		2009	2008	2007	2006
Net Asset Value, beginning of period	$12.27		$11.70		$10.22 †	$18.42	$14.14	$10.96

Income (loss) from investment operations:
Net investment income (1)	0.03		0.14		0.12	0.23	0.37	0.20
Net realized and unrealized gain (loss) on investments	1.30		1.01		1.72	(7.99)	4.02	2.98

Total income (loss) from investment operations	1.33		1.15		1.84	(7.76)	4.39	3.18

Less distributions:
From net investment income	(0.26)		(0.58)		(0.36)	(0.17)	(0.06)	—
From net realized gains on investments	—		—		—	(0.27)	(0.05)	—

Total Distributions	(0.26)		(0.58)		(0.36)	(0.44)	(0.11)	—

Net Asset Value, end of period	$13.34		$12.27		$11.70	$10.22 †	$18.42	$14.14

Total Return	10.98	%(2)	9.99%		18.59%	(43.03)%	31.15%	29.11%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$6,354,236		$6,355,205		$6,985,273	$5,218,728	$7,753,276	$2,439,754

Ratio of investment income to average net assets	0.52	%(3)	1.23%		1.18%	1.48%	2.28%	1.54%
Ratio of net expenses to average net assets (4)(5)	1.04	%(3)(6)	1.05	%(6)	1.02%	1.00%	1.03%	1.06%
Ratio of net expenses to average net assets (7)	1.04	%(3)(6)	1.04	%(6)	0.98%	0.93%	1.01%	1.05%

Portfolio turnover rate	37	%(2)	123%		205%	89%	64%	61%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	On March 1, 2006, the expense cap changed from 1.08% to 1.05%.
(6)	Includes interest expense that amounts to less than 0.01%.
(7)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.05%, 1.04%, 0.99%, 0.93%, 1.01% and 1.05% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
†	The financial statements are prepared to conform to U.S. generally accepted accounting principles. As a result, the NAVs for certain funds reported in the financial statements may differ from the NAV used to process shareholder transactions. The reported NAV for shareholder transaction activity for International Equity Fund II Class I shares was $10.23.

See Notes to Financial Statements

122	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$14.24		$13.51	$12.21	$13.41	$13.08	$13.33

Income (loss) from investment operations:
Net investment income (1)	0.29		0.52	0.51	0.57	0.57	0.56
Net realized and unrealized gain (loss) on investments	(0.09)		0.69	1.54	(1.07)	0.29	0.07

Total income (loss) from investment operations	0.20		1.21	2.05	(0.50)	0.86	0.63

Less distributions:
From net investment income	(0.24)		(0.48)	(0.62)	(0.70)	(0.53)	(0.77)
From net realized gains on investments	(0.48)		—	(0.13)	—	—	(0.11)

Total Distributions	(0.72)		(0.48)	(0.75)	(0.70)	(0.53)	(0.88)

Net Asset Value, end of period	$13.72		$14.24	$13.51	$12.21	$13.41	$13.08

Total Return	1.52	%(2)	9.16%	17.27%	(4.01)%	6.75%	4.98%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$259,616		$319,782	$331,224	$302,869	$148,603	$103,732

Ratio of net investment income to average net assets	4.26	%(3)	3.77%	3.98%	4.27%	4.34%	4.32%
Ratio of net expenses to average net assets (4)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net expenses to average net assets (5)	0.69	%(3)	0.69%	0.69%	0.69%	0.69%	0.69%

Portfolio turnover rate (6)	88	%(2)	193%	289%	341%	433%	411%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.73%, 0.70%, 0.69%, 0.72%, 0.81% and 0.83% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 75%, 164%, 159%, 238%, 220% and 174% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	123

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Total Return Bond Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$14.16		$13.47	$12.20	$13.43	$13.12	$13.38

Income (loss) from investment operations:
Net investment income (1)	0.31		0.55	0.54	0.57	0.61	0.60
Net realized and unrealized gain (loss) on investments	(0.08)		0.69	1.53	(1.04)	0.29	0.07

Total income (loss) from investment operations	0.23		1.24	2.07	(0.47)	0.90	0.67

Less distributions:
From net investment income	(0.29)		(0.55)	(0.67)	(0.76)	(0.59)	(0.82)
From net realized gains on investments	(0.48)		—	(0.13)	—	—	(0.11)

Total Distributions	(0.77)		(0.55)	(0.80)	(0.76)	(0.59)	(0.93)

Net Asset Value, end of period	$13.62		$14.16	$13.47	$12.20	$13.43	$13.12

Total Return	1.74	%(2)	9.39%	17.56%	(3.84)%	7.13%	5.25%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,129,033		$1,305,839	$1,238,512	$963,045	$781,006	$399,187

Ratio of investment income to average net assets	4.52	%(3)	4.01%	4.26%	4.27%	4.61%	4.64%
Ratio of net expenses to average net assets (4)	0.44	%(3)	0.44%	0.43%	0.44%	0.44%	0.44%
Ratio of net expenses to average net assets (5)	0.44	%(3)	0.44%	0.44%	0.44%	0.44%	0.44%

Portfolio turnover rate (6)	88	%(2)	193%	289%	341%	433%	411%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratios would have been 0.46%, 0.44%, 0.43%, 0.46%, 0.54% and 0.56% for the periods April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(6)	The portfolio turnover rate not including TBA transactions was 75%, 164%, 159%, 238%, 220% and 174% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements

124	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class A
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$11.06		$10.28	$8.08	$11.05	$10.99	$11.93

Income (loss) from investment operations:
Net investment income (1)	0.39		0.82	0.71	0.68	0.76	0.68
Net realized and unrealized gain (loss) on investments	0.30		0.77	2.42	(3.00)	0.15	0.43

Total income (loss) from investment operations	0.69		1.59	3.13	(2.32)	0.91	1.11

Less distributions:
From net investment income	(0.43)		(0.81)	(0.78)	(0.65)	(0.68)	(1.17)
From net realized gains on investments	(0.28)		—	—	—	(0.10)	(0.88)
Return of capital	—		—	(0.15)	—	(0.07)	—

Total Distributions	(0.71)		(0.81)	(0.93)	(0.65)	(0.85)	(2.05)

Net Asset Value, end of period	$11.04		$11.06	$10.28	$8.08	$11.05	$10.99

Total Return	6.56	%(2)	16.08%	42.71%	(22.12)%	8.58%	10.49%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$1,398,441		$1,222,933	$715,541	$139,340	$94,348	$45,930

Ratio of net investment income to average net assets	7.23	%(3)	7.70%	7.83%	6.67%	6.89%	6.16%
Ratio of net expenses to average net assets (4)(5)	1.01	%(3)	1.00%	1.01%	1.02%	1.01%	1.10%
Ratio of net expenses to average net assets (4)(6)	1.00	%(3)	1.00%	1.00%	1.00%	1.00%	1.08%

Portfolio turnover rate	49	%(2)	57%	43%	28%	63%	96%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	On March 1, 2006, the expense cap changed from 1.25% to 1.00%.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and reimbursement of expense previously assumed by the Fund’s investment adviser.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expenses ratios would have been 1.02%, 1.00%, 1.01%, 1.08%, 1.20% and 1.35% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	125

FINANCIAL HIGHLIGHTS (Unaudited)

Artio Global High Income Fund
For a share outstanding throughout each period

	Class I
	Six
	Months
	Ended
	April 30,		Year Ended October 31,
	2011		2010	2009	2008	2007	2006
Net Asset Value, beginning of period	$10.64		$9.90	$7.82	$10.71	$10.66	$11.61

Income (loss) from investment operations:
Net investment income (1)	0.39		0.82	0.70	0.69	0.77	0.70
Net realized and unrealized gain (loss) on investments	0.28		0.74	2.33	(2.90)	0.14	0.40

Total income (loss) from investment operations	0.67		1.56	3.03	(2.21)	0.91	1.10

Less distributions:
From net investment income	(0.45)		(0.82)	(0.79)	(0.68)	(0.68)	(1.17)
From net realized gains on investments	(0.28)		—	—	—	(0.10)	(0.88)
Return of capital	—		—	(0.16)	—	(0.08)	—

Total Distributions	(0.73)		(0.82)	(0.95)	(0.68)	(0.86)	(2.05)

Net Asset Value, end of period	$10.58		$10.64	$9.90	$7.82	$10.71	$10.66

Total Return	6.65	%(2)	16.39%	42.99%	(21.84)%	8.82%	10.76%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$2,230,025		$1,873,539	$934,054	$221,811	$152,769	$35,100

Ratio of investment income to average net assets	7.49	%(3)	7.96%	8.10%	6.93%	7.15%	6.61%
Ratio of net expenses to average net assets (4)(5)	0.75	%(3)	0.75%	0.76%	0.77%	0.76%	0.81%
Ratio of net expenses to average net assets (4)(6)	0.74	%(3)	0.75%	0.75%	0.75%	0.75%	0.79%

Portfolio turnover rate	49	%(2)	57%	43%	28%	63%	96%

(1)	Based on average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	On March 1, 2006, the expense cap changed from 1.00% to 0.75%.
(5)	Expense ratio without taking into consideration any expense reductions related to custody offset arrangements and reimbursement of expense previously assumed by the Fund’s investment adviser.
(6)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such an action not been taken, the annualized operating expense ratios would have been 0.74%, 0.74%, 0.74%, 0.79%, 0.92% and 1.08% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements

126	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months								Period
	Ended								Ended
	April 30,		Year Ended October 31,						October 31,
	2011		2010		2009	2008		2007	2006 (1)
Net Asset Value, beginning of period	$9.77		$7.70		$6.04	$12.66		$11.26	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.04)		(0.10)		(0.06)	(0.11)		(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	3.32		2.17		1.72	(5.11)		1.51	1.29

Total income (loss) from investment operations	3.28		2.07		1.66	(5.22)		1.40	1.26

Less distributions:
From net realized gains on investments	—		—		—	(1.40)		—	—

Total Distributions	—		—		—	(1.40)		—	—

Net Asset Value, end of period	$13.05		$9.77		$7.70	$6.04		$12.66	$11.26

Total Return	33.57	%(3)	26.88%		27.48%	(45.85	)%(4)	12.43%	12.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$9,535		$4,840		$3,236	$2,021		$3,781	$2,955

Ratio of net investment loss to average net assets	(0.66	)%(5)	(1.12)%		(0.92)%	(1.19)%		(0.90)%	(0.99	)%(5)
Ratio of net expenses to average net assets (6)	1.80	%(5)(7)	1.80	%(7)	1.80%	1.80%		1.80%	1.80	%(5)

Portfolio turnover rate	88	%(3)	137%		276%	215%		172%	19	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24%.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.24%, 2.61%, 4.25%, 3.80%, 3.52% and 4.52% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(7)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	127

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Microcap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months								Period
	Ended								Ended
	April 30,		Year Ended October 31,						October 31,
	2011		2010		2009	2008		2007	2006 (1)
Net Asset Value, beginning of period	$9.85		$7.75		$6.05	$12.71		$11.27	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.02)		(0.08)		(0.04)	(0.08)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	3.34		2.18		1.74	(5.12)		1.51	1.29

Total income (loss) from investment operations	3.32		2.10		1.70	(5.20)		1.44	1.27

Less distributions:
From net realized gains on investments	—		—		—	(1.46)		—	—

Total Distributions	—		—		—	(1.46)		—	—

Net Asset Value, end of period	$13.17		$9.85		$7.75	$6.05		$12.71	$11.27

Total Return	33.57	%(3)	27.23%		27.89%	(45.63	)%(4)	12.88%	12.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$11,465		$6,186		$2,825	$2,046		$3,677	$2,816

Ratio of net investment loss to average net assets	(0.39	)%(5)	(0.88)%		(0.60)%	(0.89)%		(0.60)%	(0.69	)%(5)
Ratio of net expenses to average net assets (6)	1.50	%(5)(7)	1.50	%(7)	1.50%	1.50%		1.50%	1.50	%(5)

Portfolio turnover rate	88	%(3)	137%		276%	215%		172%	19	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	The net effect to total return, for a reimbursement made by the investment adviser due to a transaction in error is 0.24%.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.97%, 2.39%, 3.60%, 3.32%, 3.08% and 4.03% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(7)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

128	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months							Period
	Ended							Ended
	April 30,		Year Ended October 31,					October 31,
	2011		2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$10.07		$8.48		$6.32	$14.13	$11.10	$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.03)		(0.09)		(0.04)	(0.03)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	2.58		1.68		2.20	(4.82)	3.31	1.11

Total income (loss) from investment operations	2.55		1.59		2.16	(4.85)	3.21	1.10

Less distributions:
From net realized gains on investments	—		—		—	(2.96)	(0.18)	—

Total Distributions	—		—		—	(2.96)	(0.18)	—

Net Asset Value, end of period	$12.62		$10.07		$8.48	$6.32	$14.13	$11.10

Total Return	25.20	%(3)	18.87%		34.18%	(41.89)%	29.44%	11.00	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$39,021		$27,024		$11,277	$2,743	$4,339	$2,807

Ratio of net investment loss to average net assets	(0.56	)%(4)	(0.94)%		(0.52)%	(0.31)%	(0.85)%	(0.29	)%(4)
Ratio of net expenses to average net assets (5)	1.50	%(4)(6)	1.50	%(6)	1.50%	1.50%	1.50%	1.50	%(4)

Portfolio turnover rate	82	%(3)	145%		281%	253%	238%	13	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.46%, 1.54%, 2.88%, 3.21%, 2.97% and 4.22% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	129

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Smallcap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months							Period
	Ended							Ended
	April 30,		Year Ended October 31,					October 31,
	2011		2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$10.15		$8.52		$6.33	$14.18	$11.11	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.01)		(0.07)		(0.01)	— (3)	(0.06)	—
Net realized and unrealized gain (loss) on investments	2.60		1.70		2.20	(4.84)	3.32	1.11

Total income (loss) from investment operations	2.59		1.63		2.19	(4.84)	3.26	1.11

Less distributions:
From net investment income	—		—		—	—	(0.01)	—
From net realized gains on investments	—		—		—	(3.01)	(0.18)	—

Total Distributions	—		—		—	(3.01)	(0.19)	—

Net Asset Value, end of period	$12.74		$10.15		$8.52	$6.33	$14.18	$11.11

Total Return	25.39	%(4)	19.25%		34.60%	(41.70)%	29.75%	11.10	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$77,768		$56,201		$3,490	$2,450	$4,073	$2,777

Ratio of net investment income (loss) to average net assets	(0.19	)%(5)	(0.76)%		(0.12)%	(0.02)%	(0.52)%	0.01	%(5)
Ratio of net expenses to average net assets (6)	1.20	%(5)(7)	1.20	%(7)	1.20%	1.20%	1.20%	1.20	%(5)

Portfolio turnover rate	82	%(4)	145%		281%	253%	238%	13	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Rounds to less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.46%, 1.27%, 2.59%, 2.78%, 2.79% and 3.68% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(7)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

130	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months							Period
	Ended							Ended
	April 30,		Year Ended October 31,					October 31,
	2011		2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$10.19		$8.15		$6.81	$12.74	$11.05	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.03)		(0.02)		0.01	(0.01)	0.05	0.01
Net realized and unrealized gain (loss) on investments	2.51		2.07		1.33	(4.94)	1.81	1.04

Total income (loss) from investment operations	2.48		2.05		1.34	(4.95)	1.86	1.05

Less distributions:
From net investment income	—		(0.01)		—	—	(0.13)	—
From net realized gains on investments	—		—		—	(0.98)	(0.04)	—

Total Distributions	—		(0.01)		—	(0.98)	(0.17)	—

Net Asset Value, end of period	$12.67		$10.19		$8.15	$6.81	$12.74	$11.05

Total Return	24.34	%(3)	25.13%		19.68%	(41.91)%	17.16%	10.50	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$4,014		$3,209		$2,442	$2,096	$3,646	$2,887

Ratio of net investment income (loss) to average net assets	(0.59	)%(4)	(0.20)%		0.19%	(0.08)%	0.43%	0.52	%(4)
Ratio of net expenses to average net assets (5)	1.35	%(4)(6)	1.35	%(6)	1.35%	1.35%	1.35%	1.35	%(4)

Portfolio turnover rate	72	%(3)	141%		232%	209%	155%	11	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.45%, 2.74%, 3.71%, 3.10%, 2.98% and 3.94% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	131

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Midcap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months							Period
	Ended							Ended
	April 30,		Year Ended October 31,					October 31,
	2011		2010		2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$10.25		$8.18		$6.82	$12.76	$11.06	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	(0.02)		0.01		0.03	0.02	0.09	0.01
Net realized and unrealized gain (loss) on investments	2.52		2.09		1.33	(4.94)	1.80	1.05

Total income (loss) from investment operations	2.50		2.10		1.36	(4.92)	1.89	1.06

Less distributions:
From net investment income	—		(0.03)		—	—	(0.15)	—
From net realized gains on investments	—		—		—	(0.98)	(0.04)	—
Return of capital	—		—		—	(0.04)	—	—

Total Distributions	—		(0.03)		—	(1.02)	(0.19)	—

Net Asset Value, end of period	$12.75		$10.25		$8.18	$6.82	$12.76	$11.06

Total Return	24.39	%(3)	25.68%		19.94%	(41.72)%	17.47%	10.60	%(3)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$5,431		$3,142		$2,495	$2,226	$3,842	$2,765

Ratio of net investment income (loss) to average net assets	(0.28	)%(4)	0.10%		0.49%	0.22%	0.77%	0.22	%(4)
Ratio of net expenses to average net assets (5)	1.05	%(4)(6)	1.05	%(6)	1.05%	1.05%	1.05%	1.05	%(4)

Portfolio turnover rate	72	%(3)	141%		232%	209%	155%	11	%(3)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.09%, 2.59%, 3.01%, 2.62%, 2.51% and 3.46% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007and 2006, respectively.
(6)	Includes interest expense that amounts to less than 0.01%.

See Notes to Financial Statements

132	Artio Global Funds ï 2011 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class A
	Six
	Months						Period
	Ended						Ended
	April 30,		Year Ended October 31,				October 31,
	2011		2010	2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$10.05		$8.44	$6.93	$12.84	$11.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) (2)	—	(3)	(0.01)	0.03	(0.02)	0.07	—	(3)
Net realized and unrealized gain (loss) on investments	1.93		1.65	1.48	(4.75)	1.85	1.10

Total income (loss) from investment operations	1.93		1.64	1.51	(4.77)	1.92	1.10

Less distributions:
From net investment income	—	(3)	(0.03)	—	—	(0.13)	—
From net realized gains on investments	—		—	—	(1.14)	(0.05)	—

Total Distributions	—	(3)	(0.03)	—	(1.14)	(0.18)	—

Net Asset Value, end of period	$11.98		$10.05	$8.44	$6.93	$12.84	$11.10

Total Return	19.21	%(4)	19.43%	21.79%	(40.40)%	17.47%	11.00	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$4,344		$3,001	$2,525	$2,048	$3,620	$2,780

Ratio of net investment income (loss) to average net assets	0.06	%(5)	(0.15)%	0.46%	(0.21)%	0.58%	(0.03	)%(5)
Ratio of net expenses to average net assets (6)	1.30	%(5)	1.30%	1.30%	1.30%	1.30%	1.30	%(5)

Portfolio turnover rate	59	%(4)	93%	240%	214%	152%	15	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 2.02%, 2.31%, 3.63%, 3.14%, 2.93% and 3.87% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements

Artio Global Funds ï 2011 Semi-Annual Report	133

FINANCIAL HIGHLIGHTS (Unaudited)

Artio U.S. Multicap Fund
For a share outstanding throughout each period

	Class I
	Six
	Months						Period
	Ended						Ended
	April 30,		Year Ended October 31,				October 31,
	2011		2010	2009	2008	2007	2006 (1)
Net Asset Value, beginning of period	$10.11		$8.48	$6.94	$12.86	$11.11	$10.00

Income (loss) from investment operations:
Net investment income (2)	0.02		0.01	0.05	0.01	0.12	0.01
Net realized and unrealized gain (loss) on investments	1.94		1.67	1.49	(4.76)	1.84	1.10

Total income (loss) from investment operations	1.96		1.68	1.54	(4.75)	1.96	1.11

Less distributions:
From net investment income	(0.02)		(0.05)	— (3)	(0.03)	(0.16)	—
From net realized gains on investments	—		—	—	(1.14)	(0.05)	—

Total Distributions	(0.02)		(0.05)	— (3)	(1.17)	(0.21)	—

Net Asset Value, end of period	$12.05		$10.11	$8.48	$6.94	$12.86	$11.11

Total Return	19.44	%(4)	19.85%	22.24%	(40.26)%	17.79%	11.10	%(4)

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$8,017		$5,354	$2,513	$2,328	$3,947	$2,778

Ratio of investment income to average net assets	0.36	%(5)	0.12%	0.76%	0.09%	0.99%	0.27	%(5)
Ratio of net expenses to average net assets (6)	1.00	%(5)	1.00%	1.00%	1.00%	1.00%	1.00	%(5)

Portfolio turnover rate	59	%(4)	93%	240%	214%	152%	15	%(4)

(1)	Commenced operations on July 24, 2006.
(2)	Based on average shares outstanding during the period.
(3)	Amount was less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The net expenses of the Fund reflect a waiver of fees by the Fund’s investment adviser. Had such action not been taken, the annualized operating expense ratio would have been 1.75%, 2.10%, 2.97%, 2.63%, 2.42% and 3.33% for the periods ended April 30, 2011, October 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements

134	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Artio Global Funds consist of the Artio Global Equity Fund Inc. (“Global Equity Fund”) and the Artio Global Investment Funds (the “Trust”). As of April 30, 2011, the Artio Global Funds are comprised of ten funds (each a “Fund” and together, the “Funds”).

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company.

The Trust is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2011, the Trust offered nine diversified investment funds: Artio International Equity Fund (the “International Equity Fund”), Artio International Equity Fund II (the “International Equity Fund II”), Artio Total Return Bond Fund (the “Total Return Bond Fund”), Artio Global High Income Fund (the “Global High Income Fund”), Artio Local Emerging Markets Debt Fund (the “Local Emerging Markets Debt Fund”), Artio U.S. Microcap Fund (the “U.S. Microcap Fund”), Artio U.S. Smallcap Fund (the “U.S. Smallcap Fund”), Artio U.S. Midcap Fund (the “U.S. Midcap Fund”) and Artio U.S. Multicap Fund (the “U.S. Multicap Fund”). As of April 30, 2011, the Local Emerging Markets Debt Fund had not commenced operations.

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through related 401(k) plans and new plan participants within 401(k) plans that hold positions in the Fund. In addition, existing shareholders may continue to invest.

Each of the Artio Global Funds offers multiple share classes. As of April 30, 2011, all of the Funds offered Class A and Class I shares. The classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds’ Prospectuses. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each Fund has distinct investment objectives. Following are the objectives for the Funds:

Fund Name	Investment Objective
Global Equity Fund	Seeks to maximize total return, principally through capital appreciation.
International Equity Fund	Seeks long term growth of capital.
International Equity Fund II	Seeks long term growth of capital.
Total Return Bond Fund	Seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
Local Emerging Markets Debt Fund	Seeks to maximize total return, principally through income and capital appreciation.
U.S. Microcap Fund	Seeks long term growth of capital.
U.S. Smallcap Fund	Seeks long term growth of capital.
U.S. Midcap Fund	Seeks long term growth of capital.
U.S. Multicap Fund	Seeks long term growth of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Global Equity Fund

136	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectues of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Adviser believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards. The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)

Level 2—	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It

138	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Equity Fund, International Equity Fund and International Equity Fund II were not fair valued under this method at October 31, 2010 and April 30, 2011.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Funds’ investments:

Global Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$23,866,028	$—	$—	$23,866,028
China	4,852,249	—	—	4,852,249
United Kingdom	4,047,918	—	—	4,047,918
Japan	3,624,633	—	—	3,624,633
Canada	2,679,266	—	—	2,679,266
France	2,445,036	—	—	2,445,036
Russia	1,711,278	681,846	—	2,393,124
Germany	2,228,571	—	—	2,228,571
Switzerland	1,799,707	—	—	1,799,707
Netherlands	1,747,220	—	—	1,747,220
Hong Kong	1,490,893	—	—	1,490,893
Brazil	850,735	—	—	850,735
South Korea	838,439	—	—	838,439
Australia	797,443	—	—	797,443
Denmark	500,929	—	—	500,929
Sweden	494,031	—	—	494,031
Italy	473,986	—	—	473,986
South Africa	303,829	—	—	303,829
Austria	294,206	—	—	294,206
Israel	284,532	—	—	284,532
India	207,725	—	—	207,725
Finland	174,121	—	—	174,121
Czech Republic	121,663	—	—	121,663

TOTAL COMMON STOCKS	55,834,438	681,846	—	56,516,284

EQUITY LINKED NOTES
India	—	1,448,889	—	1,448,889
Taiwan	—	1,176,041	—	1,176,041
United States	815,395	—	—	815,395

TOTAL EQUITY LINKED NOTES	815,395	2,624,930	—	3,440,325

Artio Global Funds ï 2011 Semi-Annual Report	139

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
PREFERRED STOCKS
Germany	$271,906	$—	$—	$271,906
Philippines	—	—	132	132

TOTAL PREFERRED STOCKS	271,906	—	132	272,038

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	9,400,672	—	—	9,400,672

REPURCHASE AGREEMENT
United States	—	594,039	—	594,039

TOTAL INVESTMENTS	66,322,411	3,900,815	132	70,223,358

TOTAL	$66,322,411	$3,900,815	$132	$70,223,358

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(39,027)	$—	$(39,027)

TOTAL	$—	$(39,027)	$—	$(39,027)

140	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—4/30/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2011	April 30, 2011
PREFERRED STOCKS
Philippines	$132	$—	$—	$—	$—	$—	$—	$—	$132	$—

TOTAL	$132	$—	$—	$—	$—	$—	$—	$—	$132	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$1,308,876,463	$—	$—	$1,308,876,463
China	758,964,661	—	—	758,964,661
Japan	708,645,367	—	—	708,645,367
Russia	302,680,846	337,378,578	44,543,474	684,602,898
Germany	620,568,050	—	—	620,568,050
France	554,106,526	—	—	554,106,526
Canada	545,484,037	—	—	545,484,037
Hong Kong	396,548,159	—	—	396,548,159
India	340,567,407	27,364,584	—	367,931,991
Switzerland	358,605,470	—	—	358,605,470
Australia	198,797,486	—	—	198,797,486
Denmark	178,644,782	—	—	178,644,782
Italy	163,465,664	—	—	163,465,664
Romania	153,899,241	2,462,058	—	156,361,299
Netherlands	150,670,411	—	—	150,670,411
Brazil	147,220,761	—	—	147,220,761
Austria	141,099,249	—	—	141,099,249
Ireland	132,872,505	—	—	132,872,505
Taiwan	120,973,515	—	—	120,973,515
Finland	116,275,230	—	—	116,275,230
Sweden	112,947,187	—	—	112,947,187
South Korea	108,642,986	—	—	108,642,986
Bulgaria	35,279,390	—	59,611,826	94,891,216
Ukraine	47,446,464	31,335,018	14,534,608	93,316,090
Czech Republic	70,582,328	—	—	70,582,328
South Africa	58,748,867	—	—	58,748,867
Nigeria	51,148,917	—	—	51,148,917
Georgia	47,601,269	—	—	47,601,269
Poland	47,310,197	—	—	47,310,197
Greece	44,953,830	—	—	44,953,830
Norway	43,717,040	—	—	43,717,040
Mexico	40,888,615	—	—	40,888,615
Serbia	32,021,936	—	2,885,493	34,907,429
Israel	27,568,285	—	—	27,568,285
Lebanon	5,089,675	13,778,637	—	18,868,312
Venezuela	—	—	15,666,521	15,666,521
Portugal	14,055,462	—	—	14,055,462
Zambia	7,095,138	—	—	7,095,138
Latvia	—	—	464,796	464,796

142	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Croatia	$23,096	$—	$—	$23,096

TOTAL COMMON STOCKS	8,194,086,512	412,318,875	137,706,718	8,744,112,105

EQUITY LINKED NOTES
Taiwan	—	150,215,469	—	150,215,469
India	—	57,611,628	—	57,611,628
Serbia	—	16,432,303	—	16,432,303
Ireland	—	15,301,268	—	15,301,268
Ukraine	—	—	6,871,112	6,871,112

TOTAL EQUITY LINKED NOTES	—	239,560,668	6,871,112	246,431,780

PREFERRED STOCKS
Germany	93,581,312	—	—	93,581,312
Bulgaria	—	16,796,274	—	16,796,274
Russia	10,365,550	—	—	10,365,550
Philippines	—	—	26,929	26,929

TOTAL PREFERRED STOCKS	103,946,862	16,796,274	26,929	120,770,065

EXCHANGE-TRADED FUNDS
Multinational	34,785,668	—	—	34,785,668
Australia	13,500,270	—	—	13,500,270
Romania	9,493,747	—	—	9,493,747
Sweden	7,391,247	—	—	7,391,247
Russia	—	—	1,389,510	1,389,510

TOTAL EXCHANGE-TRADED FUNDS	65,170,932	—	1,389,510	66,560,442

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	9,039,988	667,564	—	9,707,552

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	818,956,889	—	—	818,956,889

TOTAL INVESTMENTS	9,191,201,183	669,343,381	145,994,269	10,006,538,833

FORWARD FOREIGN EXCHANGE CONTRACTS	—	785,771	—	785,771

TOTAL	$9,191,201,183	$670,129,152	$145,994,269	$10,007,324,604

Artio Global Funds ï 2011 Semi-Annual Report	143

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(19,234,117)	$—	$(19,234,117)

TOTAL	$—	$(19,234,117)	$—	$(19,234,117)

144	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—4/30/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2011	April 30, 2011
COMMON STOCKS
Bulgaria	$54,704,966	$—	$—	$4,906,860	$—	$—	$—	$—	$59,611,826	$4,906,860
Latvia	2,789,232	—	—	(2,324,436)	—	—	—	—	464,796	(2,324,436)
Romania	2,293,558	—	—	168,500	—	—	—	(2,462,058)	—	—
Russia	68,106,050	—	—	(2,887,340)	—	—	—	(20,675,236)	44,543,474	(7,422,817)
Serbia	2,151,880	—	—	733,613	—	—	—	—	2,885,493	733,613
Ukraine	13,209,262	—	—	(322,375)	642,963	—	2,316,569	(1,311,811)	14,534,608	59,569
Venezuela	15,712,433	—	—	(45,912)	—	—	—	—	15,666,521	(45,912)
Zambia	7,450,917	—	—	(355,779)	—	—	—	(7,095,138)	—	—
EQUITY LINKED NOTES
Ukraine	529,552	—	(1,482,344)	6,535,194	2,101,510	(812,800)	—	—	6,871,112	4,769,602
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	—	—	—	—	—	1,389,510	—
PREFERRED STOCKS
Philippines	26,797	—	—	132	—	—	—	—	26,929	132

TOTAL	$168,364,157	$—	$(1,482,344)	$6,408,457	$2,744,473	$(812,800)	$2,316,569	$(31,544,243)	$145,994,269	$676,611

Artio Global Funds ï 2011 Semi-Annual Report	145

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$1,263,526,764	$—	$—	$1,263,526,764
Japan	677,560,596	—	—	677,560,596
China	673,373,403	—	—	673,373,403
Russia	393,116,268	227,439,721	—	620,555,989
Germany	607,505,307	—	—	607,505,307
France	563,349,505	—	—	563,349,505
Canada	551,282,408	—	—	551,282,408
Hong Kong	348,163,621	—	—	348,163,621
Switzerland	337,129,847	—	—	337,129,847
India	318,272,616	—	—	318,272,616
Australia	201,051,938	—	—	201,051,938
Brazil	188,333,983	—	—	188,333,983
Italy	188,166,686	—	—	188,166,686
Denmark	179,719,709	—	—	179,719,709
South Korea	179,317,723	—	—	179,317,723
Netherlands	151,144,879	—	—	151,144,879
Romania	136,167,665	—	—	136,167,665
Ireland	136,115,103	—	—	136,115,103
Sweden	123,886,189	—	—	123,886,189
Taiwan	107,718,631	—	—	107,718,631
Czech Republic	104,432,277	—	—	104,432,277
Finland	99,116,670	—	—	99,116,670
Austria	88,919,969	—	—	88,919,969
South Africa	75,131,899	—	—	75,131,899
Mexico	49,412,072	—	—	49,412,072
Greece	48,859,016	—	—	48,859,016
Nigeria	41,762,488	—	—	41,762,488
Ukraine	10,826,574	18,010,244	—	28,836,818
Norway	27,920,323	—	—	27,920,323
Israel	26,355,891	—	—	26,355,891
Portugal	21,596,479	—	—	21,596,479
Lebanon	—	16,437,052	—	16,437,052

TOTAL COMMON STOCKS	7,919,236,499	261,887,017	—	8,181,123,516

EQUITY LINKED NOTES
Taiwan	—	162,527,734	—	162,527,734
India	—	60,611,248	—	60,611,248
Ireland	—	13,832,378	—	13,832,378

TOTAL EQUITY LINKED NOTES	—	236,971,360	—	236,971,360

146	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
PREFERRED STOCKS
Germany	$86,197,262	$—	$—	$86,197,262
Russia	7,237,821	—	—	7,237,821
Philippines	—	—	20,292	20,292

TOTAL PREFERRED STOCKS	93,435,083	—	20,292	93,455,375

EXCHANGE-TRADED FUND
Multinational	29,849,232	—	—	29,849,232

INVESTMENT COLLATERAL FROM SECURITY LENDING
United States	680,553,667	—	—	680,553,667

TOTAL INVESTMENTS	8,723,074,481	498,858,377	20,292	9,221,953,150

FORWARD FOREIGN EXCHANGE CONTRACTS	—	706,586	—	706,586

TOTAL	$8,723,074,481	$499,564,963	$20,292	$9,222,659,736

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(17,564,353)	$—	$(17,564,353)

TOTAL	$—	$(17,564,353)	$—	$(17,564,353)

Artio Global Funds ï 2011 Semi-Annual Report	147

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—4/30/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2011	April 30, 2011
PREFERRED STOCKS
Philippines	$20,193	$—	$—	$99	$—	$—	$—	$—	$20,292	$99

TOTAL	$20,193	$—	$—	$99	$—	$—	$—	$—	$20,292	$99

148	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSET BACKED SECURITIES
United States	$—	$520,781,515	$—	$520,781,515
Russia	—	—	412,575	412,575

TOTAL ASSET BACKED SECURITIES	—	520,781,515	412,575	521,194,090

CORPORATE BONDS
United States	—	183,088,780	—	183,088,780
United Kingdom	—	47,469,961	—	47,469,961
Canada	—	43,654,237	—	43,654,237
Supranational	—	33,892,055	—	33,892,055
Netherlands	—	30,762,910	—	30,762,910
France	—	28,504,411	—	28,504,411
Norway	—	25,151,108	—	25,151,108
Australia	—	13,036,421	—	13,036,421
Brazil	—	6,769,593	—	6,769,593
Germany	—	5,255,366	—	5,255,366
Sweden	—	4,185,058	—	4,185,058
Ireland	—	3,493,711	—	3,493,711
United Arab Emirates	—	2,799,989	—	2,799,989

TOTAL CORPORATE BONDS	—	428,063,600	—	428,063,600

FOREIGN GOVERNMENT AND AGENCY BONDS
Brazil	—	72,700,501	—	72,700,501
Mexico	—	49,634,957	—	49,634,957
Poland	—	34,006,960	—	34,006,960
Canada	—	28,790,150	—	28,790,150
Qatar	—	7,937,145	—	7,937,145

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	193,069,713	—	193,069,713

U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	—	185,279,598	—	185,279,598

MUNICIPAL OBLIGATIONS
United States	—	24,665,183	—	24,665,183

REPURCHASE AGREEMENT
United States	—	65,556,764	—	65,556,764

TOTAL INVESTMENTS	—	1,417,416,373	412,575	1,417,828,948

FORWARD FOREIGN EXCHANGE CONTRACTS	—	5,039,505	—	5,039,505

Artio Global Funds ï 2011 Semi-Annual Report	149

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Financial Futures Contracts	$428,685	$—	$—	$428,685

TOTAL	$428,685	$1,422,455,878	$412,575	$1,423,297,138

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(6,950,817)	$—	$(6,950,817)

TOTAL	$—	$(6,950,817)	$—	$(6,950,817)

150	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Total Return Bond Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—4/30/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2011	April 30, 2011
ASSET BACKED SECURITIES
Russia	$474,640	$—	$3,142	$89,231	$—	$(154,438)	$—	$—	$412,575	$89,231

TOTAL	$474,640	$—	$3,142	$89,231	$—	$(154,438)	$—	$—	$412,575	$89,231

Artio Global Funds ï 2011 Semi-Annual Report	151

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,839,575,089	$1,296,508	$1,840,871,597
United Kingdom	—	187,705,061	—	187,705,061
Canada	—	143,090,262	—	143,090,262
Germany	—	51,630,228	—	51,630,228
Australia	—	13,187,962	37,231,201	50,419,163
Spain	—	46,814,726	—	46,814,726
Netherlands	—	43,259,611	—	43,259,611
Italy	—	41,924,201	—	41,924,201
France	—	40,405,017	—	40,405,017
Indonesia	—	34,721,200	—	34,721,200
Czech Republic	—	34,426,373	—	34,426,373
Norway	—	22,607,267	—	22,607,267
Ireland	—	20,937,208	—	20,937,208
Cyprus	—	17,948,597	—	17,948,597
Russia	—	17,196,356	—	17,196,356
Brazil	—	14,245,242	—	14,245,242
Belgium	—	13,190,818	—	13,190,818
China	—	11,640,054	—	11,640,054
Mexico	—	4,095,649	—	4,095,649
Switzerland	—	3,794,962	—	3,794,962
Sweden	—	192,475	—	192,475

TOTAL CORPORATE BONDS	—	2,602,588,358	38,527,709	2,641,116,067

BANK LOANS
United States	—	214,062,725	107,251,772	321,314,497
United Kingdom	—	53,861,081	—	53,861,081
France	—	37,079,705	—	37,079,705
Canada	—	30,069,364	6,791	30,076,155
Germany	—	24,717,473	—	24,717,473
Netherlands	—	4,219,355	—	4,219,355
Norway	—	1,248,341	—	1,248,341

TOTAL BANK LOANS	—	365,258,044	107,258,563	472,516,607

FOREIGN GOVERNMENT BONDS
Brazil	—	50,589,635	—	50,589,635
Indonesia	—	29,621,989	—	29,621,989
Ghana	—	15,716,036	—	15,716,036
Ukraine	—	12,480,625	—	12,480,625
Venezuela	—	7,231,475	—	7,231,475

TOTAL FOREIGN GOVERNMENT BONDS	—	115,639,760	—	115,639,760

152	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
PREFERRED STOCKS
United States	$22,918,031	$20,867,368	$—	$43,785,399

COMMON STOCKS
Greece	—	—	11,426,779	11,426,779
United States	7,990,062	—	—	7,990,062

TOTAL COMMON STOCKS	7,990,062	—	11,426,779	19,416,841

EQUITY LINKED NOTES
United States	8,405,341	—	—	8,405,341

CONVERTIBLE BONDS
United States	—	8,236,413	—	8,236,413

CREDIT LINKED NOTE
Ukraine	—	—	7,272,271	7,272,271

REPURCHASE AGREEMENT
United States	—	230,282,874	—	230,282,874

TIME DEPOSIT
United States	—	4,590,000	—	4,590,000

TOTAL INVESTMENTS	39,313,434	3,347,462,817	164,485,322	3,551,261,573

FORWARD FOREIGN EXCHANGE CONTRACTS	—	11,341,208	—	11,341,208

SWAPS	—	5,379,345	—	5,379,345

TOTAL	$39,313,434	$3,364,183,370	$164,485,322	$3,567,982,126

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(16,287,543)	$—	$(16,287,543)

TOTAL	$—	$(16,287,543)	$—	$(16,287,543)

Artio Global Funds ï 2011 Semi-Annual Report	153

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Global High Income Fund
Summary Fair Value Level 3 Rollforward Report
Reporting Period: 10/31/2010—4/30/2011
Transfer In—Beginning of Period / Transfer Out—End of Period

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2010	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	April 30, 2011	April 30, 2011
BANK LOANS
Canada	$3,466,487	$6,438	$22,918	$7,569	$(116,577)	$(3,380,044)	$—	$—	$6,791	$31,113
United States	53,898,951	92,623	(100,988)	501,782	11,759,400	(24,208,119)	65,308,123	—	107,251,772	745,820
COMMON STOCKS
Greece	—	—	—	(5,025,886)	16,452,665	—	—	—	11,426,779	(5,025,886)
CORPORATE BONDS
Australia	—	—	—	1,525,107	42,576,884	(6,870,790)	—	—	37,231,201	1,525,107
Ireland	3,889,643	—	(336,254)	152,719	—	(3,706,108)	—	—	—	—
United States	—	—	—	1,264,633	—	—	31,875	—	1,296,508	1,264,633
CREDIT LINKED NOTE
Ukraine	7,234,591	64,123	—	(26,443)	—	—	—	—	7,272,271	(26,443)
FOREIGN GOVERNMENT BONDS
Ghana	13,370,287	114,819	—	(606,108)	—	—	—	(12,878,998)	—	—

TOTAL	$81,859,959	$278,003	$(414,324)	$(2,206,627)	$70,672,372	$(38,165,061)	$65,339,998	$(12,878,998)	$164,485,322	$(1,485,656)

154	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Semiconductors & Semiconductor Equipment	$2,547,348	$—	$—	$2,547,348
Banks	2,283,151	—	—	2,283,151
Health Care Equipment & Services	1,872,292	—	—	1,872,292
Capital Goods	1,717,347	—	—	1,717,347
Pharmaceuticals & Biotechnology	1,297,985	—	—	1,297,985
Materials	1,265,598	—	—	1,265,598
Consumer Services	1,200,467	—	—	1,200,467
Technology Hardware & Equipment	1,193,496	—	—	1,193,496
Commercial & Professional Services	1,174,637	—	—	1,174,637
Transportation	1,044,133	—	—	1,044,133
Energy	1,024,634	—	—	1,024,634
Retailing	708,501	—	—	708,501
Automobiles & Components	536,171	—	—	536,171
Real Estate	426,212	—	—	426,212
Diversified Financials	401,210	—	—	401,210
Consumer Durables & Apparel	395,121	—	—	395,121
Media	323,182	—	—	323,182
Software & Services	317,044	—	—	317,044
Food, Beverage & Tobacco	270,798	—	—	270,798

TOTAL COMMON STOCKS	19,999,327	—	—	19,999,327

REPURCHASE AGREEMENT	—	596,582	—	596,582

TOTAL INVESTMENTS	19,999,327	596,582	—	20,595,909

TOTAL	$19,999,327	$596,582	$—	$20,595,909

Artio Global Funds ï 2011 Semi-Annual Report	155

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Pharmaceuticals & Biotechnology	$11,543,038	$—	$—	$11,543,038
Materials	10,170,412	—	—	10,170,412
Capital Goods	9,443,234	—	—	9,443,234
Semiconductors & Semiconductor Equipment	9,274,711	—	—	9,274,711
Software & Services	9,246,613	—	—	9,246,613
Retailing	7,698,868	—	—	7,698,868
Technology Hardware & Equipment	7,463,264	—	—	7,463,264
Energy	7,360,806	—	—	7,360,806
Diversified Financials	5,870,773	—	—	5,870,773
Transportation	5,765,563	—	—	5,765,563
Banks	4,856,631	—	—	4,856,631
Consumer Durables & Apparel	4,253,728	—	—	4,253,728
Health Care Equipment & Services	4,243,113	—	—	4,243,113
Consumer Services	4,232,356	—	—	4,232,356
Commercial & Professional Services	3,747,293	—	—	3,747,293
Insurance	3,574,040	—	—	3,574,040
Real Estate	2,102,658	—	—	2,102,658
Media	1,891,266	—	—	1,891,266
Food, Beverage & Tobacco	1,834,504	—	—	1,834,504
Food & Staples Retailing	1,652,768	—	—	1,652,768

TOTAL COMMON STOCKS	116,225,639	—	—	116,225,639

REPURCHASE AGREEMENT	—	869,452	—	869,452

TOTAL INVESTMENTS	116,225,639	869,452	—	117,095,091

TOTAL	$116,225,639	$869,452	$—	$117,095,091

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Software & Services	$918,743	$—	$—	$918,743
Materials	847,067	—	—	847,067
Pharmaceuticals & Biotechnology	811,395	—	—	811,395
Capital Goods	731,435	—	—	731,435
Energy	653,864	—	—	653,864
Diversified Financials	567,249	—	—	567,249
Consumer Durables & Apparel	545,061	—	—	545,061
Food, Beverage & Tobacco	502,963	—	—	502,963
Retailing	495,754	—	—	495,754
Semiconductors & Semiconductor Equipment	423,808	—	—	423,808
Technology Hardware & Equipment	419,927	—	—	419,927
Consumer Services	340,774	—	—	340,774
Banks	332,851	—	—	332,851
Health Care Equipment & Services	328,523	—	—	328,523
Automobiles & Components	297,366	—	—	297,366
Insurance	264,672	—	—	264,672
Transportation	263,387	—	—	263,387
Media	159,138	—	—	159,138
Real Estate	156,848	—	—	156,848
Commercial & Professional Services	149,699	—	—	149,699
Food & Staples Retailing	145,603	—	—	145,603
Household & Personal Products	67,570	—	—	67,570

TOTAL COMMON STOCKS	9,423,697	—	—	9,423,697

TOTAL INVESTMENTS	9,423,697	—	—	9,423,697

TOTAL	$9,423,697	$—	$—	$9,423,697

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Diversified Financials	$1,367,379	$—	$—	$1,367,379
Software & Services	1,027,222	—	—	1,027,222
Capital Goods	1,022,623	—	—	1,022,623
Pharmaceuticals & Biotechnology	1,017,438	—	—	1,017,438
Materials	871,750	—	—	871,750
Technology Hardware & Equipment	863,926	—	—	863,926
Energy	841,402	—	—	841,402
Consumer Durables & Apparel	691,560	—	—	691,560
Consumer Services	642,484	—	—	642,484
Health Care Equipment & Services	627,162	—	—	627,162
Commercial & Professional Services	515,424	—	—	515,424
Food, Beverage & Tobacco	514,337	—	—	514,337
Semiconductors & Semiconductor Equipment	404,379	—	—	404,379
Banks	328,652	—	—	328,652
Food & Staples Retailing	284,838	—	—	284,838
Transportation	254,413	—	—	254,413
Retailing	249,637	—	—	249,637
Media	242,616	—	—	242,616
Insurance	125,304	—	—	125,304
Household & Personal Products	114,939	—	—	114,939

TOTAL COMMON STOCKS	12,007,485	—	—	12,007,485

REPURCHASE AGREEMENT	—	428,370	—	428,370

TOTAL INVESTMENTS	12,007,485	428,370	—	12,435,855

TOTAL	$12,007,485	$428,370	$—	$12,435,855

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies which result from changes in foreign currencies have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not advisable by the Adviser. Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

The Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At April 30, 2011, there was one unfunded commitment which amounted to $4,835,967 of par and had cost and fair value of $2,442,693 and $4,670,862, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile and market exposure.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above

162	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantee the futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from couterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. On April 30, 2011, the Funds did not hold derivative instruments with credit-risk-related contingent features that are in a liability position.

i) Securities lending: Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by Artio Global Management LLC, (“Artio Global” or “Adviser”) to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The security lending income net of the loan rebate fee for the Global Equity Fund, International Equity Fund and the International Equity Fund II, amounted to $17,683, $2,032,878 and $1,822,432, respectively, for the period ended April 30, 2011 and is included in securities lending income in the Statement of Operations.

As of April 30, 2011, the value of the securities on loan and the value of the collateral was as follows:

	Fair Value of	Value of
	Securities on Loan	Collateral
Global Equity Fund	$9,219,101	$9,400,672
International Equity Fund	774,118,537	818,956,889
International Equity Fund II	649,274,477	680,553,667

j) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

k) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. Total Return Bond Fund and Global High Income Fund declare and pay dividends monthly. International Equity Fund, International Equity Fund II, Global Equity Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

l) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

The Adviser has performed an analysis of each Fund’s tax positions for the open tax period as of April 30, 2011 and has concluded that no provisions for income tax are required. The Adviser is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof. The Funds’ income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Maryland revenue authorities.

3.	Investment Advisory Fee and Other Transactions

Artio Global serves as the Funds’ investment adviser. Artio Global receives advisory fees, based on average net assets, at the following rates:

Global Equity Fund	0.90%
International Equity Fund	0.90% of the first $7.5 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $10 billion
International Equity Fund II	0.90% of the first $7.5 billion
0.88% of the next $2.5 billion
0.85% of any in excess of $10 billion
Total Return Bond Fund	0.35%
Global High Income Fund	0.65%
U.S. Microcap Fund	1.25%
U.S. Smallcap Fund	0.95%
U.S. Midcap Fund	0.80%
U.S. Multicap Fund	0.75%

Effective May 1, 2008, the Adviser agreed to waive a portion of its management fee for each of the Funds at the annual rate of 0.005% of the respective Funds’ average daily net assets. This waiver may be terminated at any time by the Funds’ Boards.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Adviser has contractually agreed to reimburse certain expenses of the Funds listed in the table below, through February 29, 2012, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited (the “Expense Limit”) as specified in the table below. Any Fund with a reimbursement plan has agreed to allow the Adviser to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund’s annual operating expenses to exceed the Expense Limit in place at the time of the reimbursement. Any such recoupment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2011 and the Adviser’s potential recoupment as of April 30, 2011.

			Total
			Expenses		Expenses	Total
			Eligible for	Expenses	Recouped	Expenses
			Recoupment -	Waived -	or Expired -	Eligible for
	Expense Limitations		Beginning	Current	Current	Recoupment -
	Class A	Class I	of Period	Period	Period	April 30, 2011
Global Equity Fund	1.40%	1.15%	$721,739	$136,711	$—	$858,450
Total Return Bond Fund	0.69%	0.44%	216,914	107,944	—	324,858
Global High Income Fund	1.00%	0.75%	114,889	64,634	(17,803)	161,720
U.S. Microcap Fund	1.80%	1.50%	289,321	36,589	—	325,910
U.S. Smallcap Fund	1.50%	1.20%	233,275	83,176	(6,966)	309,485
U.S. Midcap Fund	1.35%	1.05%	274,598	42,232	—	316,830
U.S. Multicap Fund	1.30%	1.00%	275,920	37,648	—	313,568

		Expire
	Amount	October 31,
Global Equity Fund	$255,173	2011
	240,207	2012
	226,359	2013
	136,711	2014
Total Return Bond Fund	$206,305	2011
	—	2012
	10,609	2013
	107,944	2014
Global High Income Fund	$90,645	2011
	6,441	2012
	—	2013
	64,634	2014

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Expire
	Amount	October 31,
U.S. Microcap Fund	$113,400	2011
	95,281	2012
	80,640	2013
	36,589	2014
U.S. Smallcap Fund	$108,775	2011
	89,482	2012
	28,052	2013
	83,176	2014
U.S. Midcap Fund	$105,181	2011
	87,914	2012
	81,503	2013
	42,232	2014
U.S. Multicap Fund	$107,874	2011
	91,048	2012
	76,998	2013
	37,648	2014

The Funds listed below have entered into an agreement with State Street Global Markets, LLC whereby certain brokers will rebate, in cash, a portion of brokerage commissions. Rebated commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statement of Operations. For the period ended April 30, 2011, brokerage commissions rebated under these agreements were as follows:

Rebated
Commissions
Global Equity Fund	$676
International Equity Fund	160,428
International Equity Fund II	158,378
U.S. Microcap Fund	—
U.S. Smallcap Fund	—
U.S. Midcap Fund	—
U.S. Multicap Fund	—

The Funds entered into expense offset arrangements as part of their custody agreement with State Street. Under this agreement, the custody fees for the Global Equity Fund, International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund were reduced by $4, $8,912, $9,416, $5,487, $95,017, $3, $3, $11 and $8 respectively, for the period ended

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April 30, 2011 due to earnings credits on cash balances maintained by the Funds in foreign sub-custodial accounts. These amounts may vary significantly over time based on the Adviser’s decisions regarding cash positions held in the Funds and current interest rates.

4.	Distribution and Shareholder Services Plans

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plan each Fund’s Class A shares may compensate certain financial institutions, including the Distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds’ Class A shares may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of a Fund attributable to Class A shares. The Funds will adjust accruals accordingly for any unused or surplus balances on an annual basis. The Adviser may pay additional marketing and other distribution costs out of its profits.

Quasar Distributors, LLC (“Quasar” or “Distributor”) is the Distributor of the Funds’ shares.

Under its terms, the Funds’ Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Boards’ members and a majority of those Boards’ members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

The International Equity Fund is closed to new shareholders (at the account level). As a result, all 12b-1 payments made by the International Equity Fund are only to compensate certain financial intermediaries for shareholder servicing and/or asset retention.

5.	Derivative Instruments

a) Financial futures contracts:

The following financial futures contracts were outstanding as of April 30, 2011:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

				Notional	Net
				Current	Unrealized
Expiration				Fair	Appreciation
Date	Contracts	Description	Position	Value	(Depreciation)
International Equity Fund
05/11	7,375	S&P CNX Nifty Index Futures	Short	$(47,986,289)	$1,037,955
International Equity Fund II
05/11	6,948	S&P CNX Nifty Index Futures	Short	$(45,207,964)	$977,803
Total Return Bond Fund
06/11	249	30-Year U.S. Treasury Bond Futures	Long	$30,471,375	$352,227
06/11	50	Ultra Long U.S. Treasury Bond Futures	Long	6,293,750	76,458

					$428,685

b) Written Options: The Funds did not invest in written options during the period ended April 30, 2011.

c) Swaps: The Global High Income Fund entered into the following swap transactions as of April 30, 2011:

Global High Income Fund

Credit Default Swaps on Credit Indices-Sell Protection (1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	$5,935,000	$5,935,000	$(945,724)	$508,160	$1,453,884
CDX.NA.HY-15(T)	5.00%	12/20/2015	Deutsche Bank	68,045,000	68,045,000	2,960,106	3,493,534	533,428
CDX.NA.HY-16(T)	5.00%	06/20/2016	JPMorgan Chase Bank N.A.	35,000,000	35,000,000	1,060,937	1,377,651	316,714

				$108,980,000		$3,075,319	$5,379,345	$2,304,026

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include swaps and exchange traded and over-the-counter contracts. As of and for the period ended April 30, 2011, derivative summary tables for each Fund are as follows:

Global Equity Fund

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$39,027	$—	$—	$—	$—	$39,027

Total Value		$—	$39,027	$—	$—	$—	$—	$39,027

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$3	$—	$—	$3
Forward Contracts	Forward foreign exchange contracts	—	(189,382)	—	—	—	—	(189,382)

Total Realized Gain (Loss)		$—	$(189,382)	$—	$3	$—	$—	$(189,379)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$12,881	$—	$—	$—	$—	$12,881

Total Change in Appreciation (Depreciation)		$—	$12,881	$—	$—	$—	$—	$12,881

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	11,368	—	—	11,368
Forward Contracts (2)	—	2,484,490	—	—	—	—	2,484,490

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$785,771	$—	$—	$—	$—	$785,771
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financial futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	—	—	—	1,037,955	—	—	1,037,955

Total Value		$—	$785,771	$—	$1,037,955	$—	$—	$1,823,726

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$19,234,117	$—	$—	$—	$—	$19,234,117

Total Value		$—	$19,234,117	$—	$—	$—	$—	$19,234,117

172	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$566	$—	$—	$566
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	(22,190,929)	—	—	(22,190,929)
Forward Contracts	Forward foreign exchange contracts	—	(74,161,506)	—	—	—	—	(74,161,506)

Total Realized Gain (Loss)		$—	$(74,161,506)	$—	$(22,190,363)	$—	$—	$(96,351,869)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$1,037,955	$—	$—	$1,037,955
Forward Contracts	Forward foreign exchange contracts	—	35,859,303	—	—	—	—	35,859,303

Total Change in Appreciation (Depreciation)		$—	$35,859,303	$—	$1,037,955	$—	$—	$36,897,258

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	3,908,878	—	—	3,908,878
Futures Contracts - Short (2)	—	—	—	(90,955,737)	—	—	(90,955,737)
Forward Contracts (3)	—	665,788,825	—	—	—	—	665,788,825

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(3)	Volume of derivative activity is based on an average of fair value during the period.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$706,586	$—	$—	$—	$—	$706,586
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financial futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	—	—	—	977,803	—	—	977,803

Total Value		$—	$706,586	$—	$977,803	$—	$—	$1,684,389

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$17,564,353	$—	$—	$—	$—	$17,564,353

Total Value		$—	$17,564,353	$—	$—	$—	$—	$17,564,353

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights	Investments	$—	$—	$—	$652	$—	$—	$652
Futures Contracts	Financial futures contracts and synthetic futures	—	—	—	(20,644,578)	—	—	(20,644,578)

174	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Forward foreign exchange contracts	$—	$(66,515,782)	$—	$—	$—	$—	$(66,515,782)

Total Realized Gain (Loss)		$—	$(66,515,782)	$—	$(20,643,926)	$—	$—	$(87,159,708)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$—	$—	$—	$977,803	$—	$—	$977,803
Forward Contracts	Forward foreign exchange contracts	—	31,235,879	—	—	—	—	31,235,879

Total Change in Appreciation (Depreciation)		$—	$31,235,879	$—	$977,803	$—	$—	$32,213,682

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	1,892,751	—	—	1,892,751
Futures Contracts - Short (2)	—	—	—	(84,745,475)	—	—	(84,745,475)
Forward Contracts (3)	—	607,052,395	—	—	—	—	607,052,395

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(3)	Volume of derivative activity is based on an average of fair value during the period.

Total Return Bond Fund

Asset Derivatives

Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$5,039,505	$—	$—	$—	$—	$5,039,505

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Cumulative appreciation (depreciation) on futures contracts is reported within the Notes to Financial Statements under the ‘Financial futures contracts‘ section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities	$428,685	$—	$—	$—	$—	$—	$428,685

Total Value		$428,685	$5,039,505	$—	$—	$—	$—	$5,468,190

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$6,950,817	$—	$—	$—	$—	$6,950,817

Total Value		$—	$6,950,817	$—	$—	$—	$—	$6,950,817

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$3,208	$—	$—	$—	$—	$—	$3,208
Forward Contracts	Forward foreign exchange contracts	—	(5,867,639)	—	—	—	—	(5,867,639)

Total Realized Gain (Loss)		$3,208	$(5,867,639)	$—	$—	$—	$—	$(5,864,431)

176	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	Financial futures contracts and synthetic futures	$428,685	$—	$—	$—	$—	$—	$428,685
Forward Contracts	Forward foreign exchange contracts	—	187,926	—	—	—	—	187,926

Total Change in Appreciation (Depreciation)		$428,685	$187,926	$—	$—	$—	$—	$616,611

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts - Long (1)	13,746,021	—	—	—	—	—	13,746,021
Futures Contracts - Short (1)	(7,636,449)	—	—	—	—	—	(7,636,449)
Forward Contracts (2)	—	339,856,200	—	—	—	—	339,856,200

(1)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$5,379,345	$—	$—	$—	$5,379,345
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	—	11,341,208	—	—	—	—	11,341,208

Total Value		$—	$11,341,208	$5,379,345	$—	$—	$—	$16,720,553

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$16,287,543	$—	$—	$—	$—	$16,287,543

Total Value		$—	$16,287,543	$—	$—	$—	$—	$16,287,543

Realized Gain (Loss)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$5,345,086	$—	$—	$—	$5,345,086
Forward Contracts	Forward foreign exchange contracts	—	(30,430,967)	—	—	—	—	(30,430,967)

Total Realized Gain (Loss)		$—	$(30,430,967)	$5,345,086	$—	$—	$—	$(25,085,881)

Change in Appreciation (Depreciation)

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Operations	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Swap contracts	$—	$—	$(6,093,424)	$—	$—	$—	$(6,093,424)
Forward Contracts	Forward foreign exchange contracts	—	10,694,244	—	—	—	—	10,694,244

Total Change in Appreciation (Depreciation)		$—	$10,694,244	$(6,093,424)	$—	$—	$—	$4,600,820

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	9,150,000	—	55,983,333	—	—	—	65,133,333
Forward Contracts (2)	—	477,401,605	—	—	—	—	477,401,605

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of fair value during the period.

178	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, during the period ended April 30, 2011 were as follows:

	Cost of	Proceeds
	Purchases	From Sales
Global Equity Fund	$39,442,913	$61,707,247
International Equity Fund	2,716,954,284	4,012,212,294
International Equity Fund II	3,136,392,251	4,017,088,306
Total Return Bond Fund	1,281,732,395	1,493,831,158
Global High Income Fund	1,771,144,081	1,508,878,457
U.S. Microcap Fund	18,607,228	13,966,367
U.S. Smallcap Fund	91,678,663	79,937,968
U.S. Midcap Fund	7,090,426	5,707,051
U.S. Multicap Fund	7,911,574	5,940,810

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2011 were $680,316,719 and $809,989,718 for the Total Return Bond Fund.

At April 30, 2011, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$62,465,737	$8,843,948	$(1,086,327)	$7,757,621
International Equity Fund	8,424,900,427	2,193,891,319	(612,252,913)	1,581,638,406
International Equity Fund II	7,428,339,308	1,904,502,527	(110,888,685)	1,793,613,842
Total Return Bond Fund	1,362,838,570	58,827,453	(3,837,075)	54,990,378
Global High Income Fund	3,323,568,288	249,064,726	(21,371,441)	227,693,285
U.S. Microcap Fund	17,687,555	3,057,557	(149,203)	2,908,354
U.S. Smallcap Fund	101,648,521	18,059,088	(2,612,518)	15,446,570
U.S. Midcap Fund	7,794,792	1,746,707	(117,802)	1,628,905
U.S. Multicap Fund	10,380,090	2,230,764	(174,999)	2,055,765

7.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

summary of Funds’ investments in securities of these issuers for the period ended April 30, 2011, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	April 30, 2011	(Cost)	(Proceeds)	Income	April 30, 2011
International Equity Fund
Alfa Cement	656,887	$—	$—	$—	$44,543,474
Bank of Georgia Sponsored GDR	2,466,387	—	—	—	47,601,269
Cemacon SA	14,619,597	—	—	—	510,784
Chelindbank OJSC	53,536,950	—	—	112,453	6,959,804
Chimimport AD	10,693,367	—	—	—	27,782,880
Chimimport AD Preferred	6,416,021	—	—	—	16,796,274
Davento PLC GDR	5,006,914	—	—	—	4,828,368
Dragon-Ukrainian Properties & Development	8,989,691	—	3,018,870	—	9,540,164
DZI Insurance	354,861	—	—	—	24,001,067
Impact Developer & Contractor	16,912,495	—	—	—	2,462,058
LEV INS	4,078,860	—	—	—	4,672,163
NAXS Nordic Access Buyout Fund	1,485,000	—	—	—	7,391,247
Polska Grupa Farmaceutyczna	1,004,003	—	1,303,641	—	20,261,849
Siderurgica Venezolana Sivensa	2,847,910	—	—	662,684	2,735,642
Sparki Eltos Lovetch	1,397,011	—	29,736	—	1,395,686
Toza Markovic ad Kikinda	78,160	—	—	—	2,885,493
Ukrinbank	1,153,346,022	—	—	—	1,447,109
Zambeef Products	9,363,990	—	—	83,144	7,095,138

					$232,910,469

8.	Shares of Beneficial Interest

The Global Equity Fund may issue 50,000,000,000 shares of beneficial interest with a par value of $.001 per share. The Trust may issue an unlimited number of shares of

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest of the Funds were as follows:

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

Global Equity Fund
Class A
Sold	16,434	$635,513	44,527	$1,555,984
Issued as reinvestment of dividends	—	—	12,289	427,401
Redeemed	(46,046)	(1,791,311)	(265,536)	(8,991,108)

Net increase (decrease)	(29,612)	$(1,155,798)	(208,720)	$(7,007,723)

Class I
Sold	161,404	$6,446,252	626,379	$21,457,884
Issued as reinvestment of dividends	2,079	81,615	38,714	1,354,987
Redeemed	(735,869)	(28,147,774)	(478,550)	(16,280,465)

Net increase (decrease)	(572,386)	$(21,619,907)	186,543	$6,532,406

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

International Equity Fund
Class A
Sold	3,574,441	$105,805,945	10,426,670	$284,001,164
Issued as reinvestment of dividends	2,070,928	60,491,810	10,959,643	304,130,078
Redeemed	(29,502,443)	(874,753,109)	(48,416,598)	(1,318,136,727)

Net increase (decrease)	(23,857,074)	$(708,455,354)	(27,030,285)	$(730,005,485)

Class I
Sold	12,328,501	$374,794,080	24,606,930	$685,401,750
Issued as reinvestment of dividends	3,334,622	99,772,000	14,348,483	407,783,876
Redeemed	(27,675,776)	(842,089,186)	(64,771,008)	(1,794,595,216)

Net increase (decrease)	(12,012,653)	$(367,523,106)	(25,815,595)	$(701,409,590)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

International Equity Fund II
Class A
Sold	19,473,431	$242,894,167	54,835,585	$626,381,765
Issued as reinvestment of dividends	3,085,512	37,982,653	8,474,993	99,920,171
Redeemed	(34,715,027)	(433,010,816)	(70,921,596)	(802,773,219)

Net increase (decrease)	(12,156,084)	$(152,133,996)	(7,611,018)	$(76,471,283)

Class I
Sold	72,699,216	$910,784,240	154,175,322	$1,779,295,234
Issued as reinvestment of dividends	7,273,201	90,114,958	18,027,588	213,807,193
Redeemed	(121,669,053)	(1,537,251,443)	(251,172,862)	(2,848,274,565)

Net increase (decrease)	(41,696,636)	$(536,352,245)	(78,969,952)	$(855,172,138)

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

Total Return Bond Fund
Class A
Sold	2,672,489	$36,570,942	9,884,031	$136,248,652
Issued as reinvestment of dividends	1,029,378	13,930,278	759,080	10,470,356
Redeemed	(7,247,010)	(99,370,023)	(12,693,395)	(174,736,709)

Net increase (decrease)	(3,545,143)	$(48,868,803)	(2,050,284)	$(28,017,701)

Class I
Sold	10,480,978	$142,513,931	32,022,992	$438,140,936
Issued as reinvestment of dividends	3,376,038	45,326,178	2,537,082	34,785,128
Redeemed	(23,151,584)	(316,142,827)	(34,282,273)	(475,552,050)

Net increase (decrease)	(9,294,568)	$(128,302,718)	277,801	$(2,625,986)

182	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

Global High Income Fund
Class A
Sold	38,459,449	$420,295,814	93,811,966	$1,000,594,646
Issued as reinvestment of dividends	6,852,476	73,650,072	6,418,911	68,400,882
Redeemed	(29,255,686)	(319,291,238)	(59,276,905)	(628,711,516)

Net increase (decrease)	16,056,239	$174,654,648	40,953,972	$440,284,012

Class I
Sold	63,630,046	$666,206,112	146,139,699	$1,499,770,538
Issued as reinvestment of dividends	9,869,056	101,661,971	9,690,549	99,259,758
Redeemed	(38,967,746)	(407,664,199)	(74,064,002)	(749,472,836)

Net increase (decrease)	34,531,356	$360,203,884	81,766,246	$849,557,460

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

U.S. Microcap Fund
Class A
Sold	410,758	$4,833,508	467,248	$4,561,517
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(175,141)	(2,051,053)	(392,076)	(3,641,369)

Net increase (decrease)	235,617	$2,782,455	75,172	$920,148

Class I
Sold	324,989	$3,788,179	320,017	$2,888,373
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(82,512)	(993,995)	(56,938)	(519,518)

Net increase (decrease)	242,477	$2,794,184	263,079	$2,368,855

Artio Global Funds ï 2011 Semi-Annual Report	183

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

U.S. Smallcap Fund
Class A
Sold	1,280,066	$14,582,059	4,281,539	$42,487,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(871,606)	(9,479,408)	(2,928,920)	(26,932,106)

Net increase (decrease)	408,460	$5,102,651	1,352,619	$15,554,894

Class I
Sold	1,099,822	$12,594,572	5,486,040	$52,213,686
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(532,714)	(6,065,247)	(360,995)	(3,389,647)

Net increase (decrease)	567,108	$6,529,325	5,125,045	$48,824,039

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

U.S. Midcap Fund
Class A
Sold	14,042	$159,284	23,235	$220,226
Issued as reinvestment of dividends	—	—	21	186
Redeemed	(11,919)	(142,358)	(8,255)	(77,042)

Net increase (decrease)	2,123	$16,926	15,001	$143,370

Class I
Sold	126,970	$1,456,868	16,358	$148,513
Issued as reinvestment of dividends	—	—	87	784
Redeemed	(7,743)	(90,332)	(14,749)	(133,358)

Net increase (decrease)	119,227	$1,366,536	1,696	$15,939

184	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Months Ended		Year Ended
	April 30, 2011		October 31, 2010

	Shares	Amount	Shares	Amount

U.S. Multicap Fund
Class A
Sold	72,930	$814,727	7,938	$76,842
Issued as reinvestment of dividends	— (1)	10	55	508
Redeemed	(8,913)	(98,831)	(8,635)	(80,526)

Net increase (decrease)	64,017	$715,906	(642)	$(3,176)

Class I
Sold	148,358	$1,676,944	250,241	$2,366,268
Issued as reinvestment of dividends	548	5,971	88	817
Redeemed	(12,695)	(142,630)	(17,166)	(156,949)

Net increase (decrease)	136,211	$1,540,285	233,163	$2,210,136

(1)	Amount rounds to less than 1.

Through seed capital contributions by GAM Holding AG, an affiliate of the Adviser, ownership of beneficial shares outstanding at April 30, 2011 were:

Fund	% of Ownership
U.S. Microcap Fund — Class A shares	38.82%
U.S. Microcap Fund — Class I shares	32.76%
U.S. Smallcap Fund — Class A shares	10.68%
U.S. Smallcap Fund — Class I shares	5.44%
U.S. Midcap Fund — Class A shares	87.16%
U.S. Midcap Fund — Class I shares	65.60%
U.S. Multicap Fund — Class A shares	77.07%
U.S. Multicap Fund — Class I shares	42.13%

On May 27, 2011, the seed capital contributions were completely withdrawn. Subsequently, the Adviser made a purchase on May 31, 2011 of the U.S. Midcap Fund Class A and Class I shares which resulted in the Adviser owning a 65.35% and 33.67% of the beneficial shares outstanding, respectively.

Artio Global Funds ï 2011 Semi-Annual Report	185

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9.	Federal Tax Information

The tax character of distributions paid for the year ended October 31, 2010 was as follows:

	Ordinary	Long Term	Return of
	Income	Capital Gains	Capital
Global Equity Fund	$1,968,307	$—	$—
International Equity Fund	777,557,267	—	—
International Equity Fund II	444,820,690	—	—
Total Return Bond Fund	64,589,864	—	—
Global High Income Fund	202,460,461	—	—
U.S. Microcap Fund	—	—	—
U.S. Smallcap Fund	—	—	—
U.S. Midcap Fund	10,465	—	—
U.S. Multicap Fund	22,962	—	—

As of October 31, 2010, the components of distributable earnings on a tax basis was as follows:

			Undistributed
			Long Term
	Undistributed	Unrealized	Capital Gains	Other
	Ordinary	Appreciation/	(Capital Loss	Temporary
	Income	(Depreciation)	Carryforwards)	Differences
Global Equity Fund	$97,508	$7,016,635	$(36,932,417)	$—
International Equity Fund	173,829,005	957,915,616	(2,302,496,536)	—
International Equity Fund II	170,645,928	1,188,306,683	(3,047,059,219)	(37,874)
Total Return Bond Fund	19,543,969	74,137,242	30,899,277	—
Global High Income Fund	65,694,483	205,186,249	33,119,397	78,049
U.S. Microcap Fund	—	1,036,100	(912,045)	(26,506)
U.S. Smallcap Fund	—	3,636,472	(235,542)	(26,504)
U.S. Midcap Fund	—	597,296	(753,241)	(23,991)
U.S. Multicap Fund	—	1,104,206	(1,225,526)	(22,420)

The differences between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, mark-to market of passive foreign investment companies, futures and forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

186	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At October 31, 2010, the following Funds had net realized loss carryforwards for federal income tax purposes:

	Expires in	Expires in	Expires in	Expires in
	2011	2016	2017	2018
Global Equity Fund	$7,288,718	$19,631,562	$10,012,137	$—
International Equity Fund	—	658,934,984	1,643,693,179	—
International Equity Fund II	—	1,714,515,520	1,211,390,775	121,152,924
Total Return Bond Fund	—	—	—	—
Global High Income Fund	—	—	—	—
U.S. Microcap Fund	—	500,228	411,817	—
U.S. Smallcap Fund	—	235,542	—	—
U.S. Midcap Fund	—	—	753,241	—
U.S. Multicap Fund	—	781,560	443,966	—

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

10.	Line of Credit

Artio Global Equity Fund Inc. and Artio Global Investment Funds (the “Borrowers”) entered into a Credit Agreement (the “Agreement”) with State Street Bank and Trust Company (the “Bank”). The Agreement provides for a $250,000,000 (the “Facility Amount”) revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Artio Global Funds ï 2011 Semi-Annual Report	187

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

purposes. The Funds may draw up to their stated sublimit (subject to certain other limitations therein):

Sublimit
Amount
Global Equity Fund	$5,000,000
International Equity Fund	200,000,000
International Equity Fund II	200,000,000
Total Return Bond Fund	50,000,000
Global High Income Fund	—
U.S. Microcap Fund	1,000,000
U.S. Smallcap Fund	5,000,000
U.S. Midcap Fund	1,000,000
U.S. Multicap Fund	1,000,000

Under the Agreement, the average outstanding daily balance utilized by the Global Equity Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and the U.S. Multicap Fund during the period ended April 30, 2011 was $238,261, $47,407,400, $20,112,051, $9,133, $83,666, $354 and $3, respectively, at an average weighted interest rate of 1.45%, 1.47%, 1.46%, 1.49%, 1.49%, 1.46% and 1.49%, respectively. The Total Return Bond Fund did not utilize the Agreement during the period ended April 30, 2011.

On April 25, 2011, the Agreement was amended. The significant changes include a reduction of the commitment fee from 0.125% to 0.10% per annum of the daily unused portion, a reduction of the available sublimit amounts for Global Equity Fund and an extension of the facility amount until April 23, 2012. The current sublimit is reflected in the table above.

In addition, the Global High Income Fund entered into a separate Credit Agreement (the “Global High Income Fund Credit Agreement”) with the Bank. The Global High Income Fund Credit Agreement provides for a $250,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. On April 25, 2011, the Agreement for the Global High Income Fund was amended. The significant changes include an increase in the amount of the revolving credit facility from $100,000,000 to $250,000,000, a reduction of the commitment fee from 0.15% to 0.10% per annum of the daily-unused portion and an extension of the facility amount until April 23, 2012. The Global High Income Fund did not utilize the Global High Income Fund Credit Agreement during the period ended April 30, 2011.

188	Artio Global Funds ï 2011 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Principal on each outstanding loan made under the Agreement and the Global High Income Fund Credit Agreement shall bear interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day plus 1.25% and (b) the Overnight LIBOR Rate as in effect on that day plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.10% per annum on the daily unused portion of the Facility Amount.

11.	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

12.	Subsequent Events

The Local Emerging Markets Debt Fund commenced operations on May 24, 2011.

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to April 30, 2011 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Artio Global Funds ï 2011 Semi-Annual Report	189

INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on April 21, 2011, the Board of Trustees of the Artio Global Investment Funds and the Board of Directors of the Artio Global Equity Fund Inc. (each a “Board” and collectively the “Boards”) approved the Investment Advisory Agreements (each an “Agreement” and collectively the “Agreements”) with the adviser for each of the International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund and Global Equity Fund (each a “Fund” and collectively the “Funds”).

In determining whether to approve the Agreements, the Boards, including all of the Trustees and Directors who are not interested persons under the Investment Company Act of 1940, as amended, (the “Independent Board Members”), reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board’s fiduciary duties and responsibilities and the factors each Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each Fund’s advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser’s complete Form ADV; (4) the Adviser’s Financial Statements for December 31, 2010; and (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser’s services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser’s financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; (xiii) the extent to which economies of scale are relevant to the Funds; (xiv) a comparison of the advisory fees charged by the Adviser to institutional clients that are separately managed; and (xv) marketing and distribution.

In determining whether to approve the Agreements, the Boards, including the Independent Board Members, reviewed and considered the materials presented at the April 21, 2011 meeting of the Boards. The Boards considered various steps to decrease expenses and increase performance for certain of the Funds. The Boards discussed the written materials and the Adviser’s presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Boards did not identify any single piece of information that was all important or

190	Artio Global Funds ï 2011 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

controlling, but gave significant weight to the relative investment performance of each Fund along with consideration of the other relevant factors.

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services provided by the Adviser in advising the Funds; the advisory fees for each Fund are reasonable; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable; the profitability of the Adviser for advisory services, based on the advisory fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

Based upon the Boards’ deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Artio Global Funds ï 2011 Semi-Annual Report	191

ADDITIONAL INFORMATION PAGE (Unaudited)

1.	Proxy Voting Policies

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, (1) on the Fund’s website www.artiofunds.com and (2) on the SEC’s Securities and Exchange Commission website www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

2.	Quarterly Filing Requirements

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s web-site at www.sec.gov or on the Funds’ website at www.artiofunds.com.

A Fund’s forms N-Q may be reviewed and copied at the Commissions’s Public Reference Room in Washington, DC. Information regarding the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

192	Artio Global Funds ï 2011 Semi-Annual Report

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ARTIO GLOBAL FUNDS
330 Madison Avenue
New York, New York 10017
This report is sent to shareholders of the Artio Global Equity Fund Inc. and the Artio Global Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.
www.artiofunds.com

Item 2. Code of Ethics.
     Not applicable to this filing.
Item 3. Audit Committee Financial Expert.
     Not applicable to this filing.
Item 4. Principal Accountant Fees and Services.
     Not applicable to this filing.
Item 5. Audit Committee of Listed Registrants.
     Not applicable to this filing.
Item 6. Schedule of Investments
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to this registrant.
Item 8. Portfolio Managers of Closed-end Management Investment Companies.
     Not applicable to this registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to this registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)	(1)	Not applicable.
(2)	Separate certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(3)	Not applicable
(b)	Certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Global Investment Funds

By:	/s/ Anthony Williams
Anthony Williams
President
Date: June 30, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony Williams
Anthony Williams
President
Date: June 30, 2011

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Chief Financial Officer
Date: June 30, 2011